Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 13, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	RLI CORP
Entity Central Index Key	0000084246
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,282,418,887
Entity Common Stock, Shares Outstanding		21,270,409
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed income:
Available-for-sale, at fair value (amortized cost - $1,294,350 in 2012 and $1,085,728 in 2011)	$ 1,378,582	$ 1,146,317
Held-to-maturity, at amortized cost (fair value - $11,868 in 2012 and $260,981 in 2011)	11,728	260,226
Trading, at fair value (amortized cost - $6 in 2012 and $7 in 2011)	7	7
Equity securities available-for-sale, at fair value (cost - $240,287 in 2012 and $269,400 in 2011)	375,788	388,689
Short-term investments, at cost which approximates fair value	30,462	23,865
Cash	44,314	81,184
Total investments and cash	1,840,881	1,900,288
Accrued investment income	14,403	13,865
Premiums and reinsurance balances receivable, net of allowances for uncollectible amounts of $13,470 in 2012 and $13,653 in 2011	139,355	124,496
Ceded unearned premiums	73,192	61,629
Reinsurance balances recoverable on unpaid losses and settlement expenses, net of allowances for uncollectible amounts of $14,834 in 2012 and $14,820 in 2011	359,884	353,805
Deferred policy acquisition costs, net	52,344	52,105
Property and equipment, at cost, net of accumulated depreciation of $45,603 in 2012 and $45,647 in 2011	27,987	20,104
Investment in unconsolidated investee	52,128	49,968
Goodwill and intangibles	76,113	60,482
Other assets	8,345	18,092
Total assets	2,644,632	2,654,834
Liabilities:
Unpaid losses and settlement expenses	1,158,483	1,150,714
Unearned premiums	369,346	341,267
Reinsurance balances payable	43,959	50,861
Funds held	56,633	110,555
Income taxes - deferred	55,566	37,867
Bonds payable, long-term debt	100,000	100,000
Accrued expenses	49,933	58,883
Other liabilities	14,349	12,053
Total liabilities	1,848,269	1,862,200
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 in 2012 and 21,162,137 shares in 2011)	32,728	32,627
Paid-in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury stock, at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders' equity	796,363	792,634
Total liabilities and shareholders' equity	$ 2,644,632	$ 2,654,834

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Available-for-sale, amortized cost	$ 1,294,350	$ 1,085,728
Held-to-maturity, fair value	11,868	260,981
Trading, amortized cost	6	7
Equity securities available-for-sale, cost	240,287	269,400
Premiums and reinsurance balances receivable, allowances for uncollectible amounts	13,470	13,653
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,834	14,820
Property and equipment, accumulated depreciation	$ 45,603	$ 45,647
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,727,731	32,627,244
Common stock, shares outstanding (in shares)	21,262,624	21,162,137
Treasury stock, shares (in shares)	11,465,107	11,465,107

Consolidated Statements of Earnings and Comprehensive Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Earnings and Comprehensive Earnings
Net premiums earned	$ 576,571	$ 538,452	$ 493,382
Net investment income	58,831	63,681	66,799
Net realized investment gains	26,528	17,293	23,243
Other-than-temporary-impairment losses on investments	(1,156)	(257)
Consolidated revenue	660,774	619,169	583,424
Losses and settlement expenses	271,645	200,084	201,332
Policy acquisition costs	196,362	183,868	156,894
Insurance operating expenses	44,971	44,312	38,584
Interest expense on debt	6,050	6,050	6,050
General corporate expenses	7,867	7,766	7,998
Total expenses	526,895	442,080	410,858
Equity in earnings of unconsolidated investee	8,853	6,497	7,101
Earnings before income taxes	142,732	183,586	179,667
Income tax expense:
Current	35,605	49,524	51,433
Deferred	3,781	7,464	37
Income tax expense	39,386	56,988	51,470
Net earnings	103,346	126,598	128,197
Unrealized gains on securities:
Unrealized holding gains arising during the period	44,079	32,230	33,552
Less: Reclassification adjustment for gains included in net earnings	(18,234)	(10,897)	(14,971)
Other comprehensive earnings (OCI)	25,845	21,333	18,581
Comprehensive earnings	$ 129,191	$ 147,931	$ 146,778
Basic:
Net earnings per share (in dollars per share)	$ 4.87	$ 6.01	$ 6.1
Comprehensive earnings per share (in dollars per share)	$ 6.09	$ 7.02	$ 6.98
Diluted:
Net earnings per share (in dollars per share)	$ 4.79	$ 5.91	$ 6.04
Comprehensive earnings per share (in dollars per share)	$ 5.99	$ 6.9	$ 6.91
Weighted average number of common shares outstanding:
Basic (in shares)	21,216	21,078	21,020
Diluted (in shares)	21,580	21,434	21,241

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Earnings (Loss)	Retained Earnings	Deferred Compensation	Treasury Stock at Cost
Balance at Dec. 31, 2009	$ 809,260	$ 32,179	$ 207,386	$ 77,411	$ 854,801	$ 7,989	$ (370,506)
Balance (in shares) at Dec. 31, 2009		21,264,723
Increase (Decrease) in Shareholders' Equity
Net earnings	128,197				128,197
Other comprehensive earnings, net of tax	18,581			18,581
Treasury shares purchased	(23,858)						(23,858)
Treasury shares purchased (in shares)		(438,783)
Deferred compensation under Rabbi trust plans						(1,515)	1,515
Stock option excess tax benefit	2,732		2,732
Exercise of stock options	5,087	139	4,948
Exercise of stock options (in shares)		138,600
Dividends declared ($6.26, $6.19 and $8.15 per share during 2012, 2011 and 2010, respectively)	(170,848)				(170,848)
Balance at Dec. 31, 2010	769,151	32,318	215,066	95,992	812,150	6,474	(392,849)
Balance (in shares) at Dec. 31, 2010		20,964,540
Increase (Decrease) in Shareholders' Equity
Net earnings	126,598				126,598
Other comprehensive earnings, net of tax	21,333			21,333
Treasury shares purchased	(6,624)						(6,624)
Treasury shares purchased (in shares)		(111,956)
Deferred compensation under Rabbi trust plans						3,971	(3,971)
Stock option excess tax benefit	4,210		4,210
Exercise of stock options	8,821	309	8,512
Exercise of stock options (in shares)		309,553
Dividends declared ($6.26, $6.19 and $8.15 per share during 2012, 2011 and 2010, respectively)	(130,855)				(130,855)
Balance at Dec. 31, 2011	792,634	32,627	227,788	117,325	807,893	10,445	(403,444)
Balance (in shares) at Dec. 31, 2011		21,162,137
Increase (Decrease) in Shareholders' Equity
Net earnings	103,346				103,346
Other comprehensive earnings, net of tax	25,845			25,845
Deferred compensation under Rabbi trust plans						661	(661)
Stock option excess tax benefit	1,471		1,471
Exercise of stock options	6,104	101	6,003
Exercise of stock options (in shares)		100,487
Dividends declared ($6.26, $6.19 and $8.15 per share during 2012, 2011 and 2010, respectively)	(133,037)				(133,037)
Balance at Dec. 31, 2012	$ 796,363	$ 32,728	$ 235,262	$ 143,170	$ 778,202	$ 11,106	$ (404,105)
Balance (in shares) at Dec. 31, 2012		21,262,624

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity
Dividends declared (in dollars per share)	$ 6.26	$ 6.19	$ 8.15

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 103,346	$ 126,598	$ 128,197
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net realized investment gains	(25,372)	(17,036)	(23,243)
Depreciation	3,145	3,177	3,037
Other items, net	7,732	(9,144)	(521)
Change in:
Accrued investment income	(538)	2,577	2,230
Premiums and reinsurance balances receivable (net of direct write-offs and commutations)	(14,859)	14,303	(23,430)
Reinsurance balances payable	(6,902)	27,010	1,420
Funds held	(53,922)	78,483	(5,618)
Ceded unearned premium	(11,563)	2,025	2,748
Reinsurance balances recoverable on unpaid losses	(6,079)	358	(17,771)
Deferred policy acquisition costs	(239)	(1,041)	268
Accounts payable and accrued expenses	(8,950)	(17,619)	601
Unpaid losses and settlement expenses	7,769	(95,616)	27,483
Unearned premiums	28,079	8,593	(10,990)
Income taxes:
Current	14,536	(1,440)	16,691
Deferred	3,781	7,464	37
Stock option excess tax benefit	(1,471)	(4,210)	(2,732)
Changes in investment in unconsolidated investees:
Undistributed earnings	(8,853)	(6,497)	(7,101)
Dividends received	6,600		7,920
Net proceeds from trading portfolio activity		6	1,009
Net cash provided by (used in) operating activities	36,240	117,991	100,235
Purchase of:
Fixed income, held-to-maturity	(25,078)	(209,300)	(348,252)
Fixed income, available-for-sale	(632,955)	(450,813)	(549,843)
Equity securities, available-for-sale	(34,113)	(87,346)	(63,504)
Short-term investments, net	(6,597)
Property and equipment	(18,521)	(5,382)	(2,841)
Acquisition of CBIC, net of cash acquired		(120,767)
Acquisition of Rockbridge Underwriting Agency	(15,500)
Other	(400)
Proceeds from sale of:
Fixed income, available-for-sale	181,338	383,664	323,887
Equity securities, available-for-sale	78,315	40,092	35,559
Short-term investments, net		15,922	64,673
Property and equipment	3,913	1,424	544
Proceeds from call or maturity of:
Fixed income, held-to-maturity	273,816	258,493	249,927
Fixed income, available-for-sale	248,134	261,654	382,456
Net cash provided by investing activities	52,352	87,641	92,606
Cash flows from financing activities:
Stock option excess tax benefit	1,471	4,210	2,732
Proceeds from stock option exercises	6,104	8,821	5,087
Treasury shares purchased		(6,624)	(23,858)
Cash dividends paid	(133,037)	(130,855)	(176,802)
Net cash used in financing activities	(125,462)	(124,448)	(192,841)
Net increase (decrease) in cash	(36,870)	81,184
Cash at beginning of year	81,184
Cash at end of year	$ 44,314	$ 81,184

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. DESCRIPTION OF BUSINESS: We underwrite selected property and casualty insurance coverages. We conduct operations principally through four insurance companies. These companies are organized in a vertical structure beneath RLI Corp. with RLI Insurance Company (RLI Ins.) as the first-level, or principal, insurance subsidiary. RLI Ins. writes multiple lines of insurance on an admitted basis in all 50 states, the District of Columbia and Puerto Rico. Mt. Hawley Insurance Company, a subsidiary of RLI Ins., writes surplus lines insurance in all 50 states, the District of Columbia, Puerto Rico, the Virgin Islands and Guam. RLI Indemnity Company (RIC), a subsidiary of Mt. Hawley Insurance Company, has authority to write multiple lines of insurance on an admitted basis in 48 states and the District of Columbia. Contractors Bonding and Insurance Company (CBIC), a subsidiary of RLI Ins., has authority to write multiple lines of insurance on an admitted basis in all 50 states and the District of Columbia.

B. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION: The accompanying consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which differ in some respects from those followed in reports to insurance regulatory authorities. The consolidated financial statements include the accounts of our holding company and our subsidiaries. All significant intercompany balances and transactions have been eliminated.

C. ADOPTED ACCOUNTING STANDARDS

ASU 2010-26, FINANCIAL SERVICES — INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

Accounting guidance for deferred acquisition costs incurred by insurance entities changed under this Accounting Standards Update (ASU) and was designed to eliminate inconsistent industry practices. The ASU requires costs to be incrementally or directly related to the successful acquisition of new or renewal insurance contracts in order to be capitalized as deferred acquisition costs.

We adopted this new accounting standard effective January 1, 2012, on a retrospective basis. Our adoption of the new standard resulted in a $40.3 million reduction of the deferred policy acquisition costs asset and a $26.2 million decrease to consolidated shareholders’ equity, net of a $14.1 million deferred income tax benefit at December 31, 2011. The adjustment to shareholders’ equity resulted in a reduction in book value of $1.24 per share based on the number of shares outstanding at January 1, 2012.

As of January 1, 2010, the beginning of the earliest period presented in these consolidated financial statements, the cumulative effect of our adoption of the new standard was a $23.0 million reduction to consolidated shareholders’ equity. The adjustment to shareholders’ equity resulted in a reduction in book value of $1.08 per share based on the number of shares outstanding at January 1, 2010.

The new standard affects the timing of the recognition of policy acquisition costs. Costs associated with unsuccessful efforts or costs that cannot be tied directly to a successful policy acquisition are treated as period costs and expensed as incurred, as opposed to being deferred and amortized as the premium is earned. Generally, in periods of expansion, the new standard will result in an acceleration of expense recognition. In periods of contraction, the inverse will occur.

All comparative period information presented in these consolidated financial statements for 2011 and 2010 has been revised to reflect changes resulting from our retrospective adoption of the new accounting standard. For the year ended December 31, 2011, the application of the standard resulted in a $6.1 million increase in policy acquisition costs recognized and a corresponding 1.2 point increase to our revised combined ratio. The revised net earnings decreased by $4.0 million, or $0.18 per share. For the year ended December 31, 2010, the application of the new standard resulted in a $1.2 million decrease to policy acquisition costs recognized, a 0.3 point decrease to our revised combined ratio and a $0.8 million, or $0.04 per share, increase to revised net earnings.

ASU 2011-05, COMPREHENSIVE INCOME (TOPIC 220): PRESENTATION OF COMPREHENSIVE INCOME

This ASU was issued to increase the prominence of other comprehensive income in financial statements and to help financial statement users better understand the causes of an entity’s change in financial position and results of operations. Under the standard, an entity is required to present the components of net income and other comprehensive income in either one continuous statement or two separate but consecutive financial statements. In December 2011, ASU 2011-12 was issued in order to defer the effective date of specific provisions of ASU 2011-05 related to the presentation of reclassification adjustments.

We adopted both standards on January 1, 2012. The new requirements did not have a material effect on our financial statements.

ASU 2011-08, INTANGIBLES — GOODWILL AND OTHER (TOPIC 350): TESTING GOODWILL FOR IMPAIRMENT

This ASU, issued on September 15, 2011, permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity can support the conclusion that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, it would not need to perform the two-step impairment test for that reporting unit. Goodwill must be tested for impairment at least annually, and prior to this ASU, a two-step test was required to assess goodwill for impairment. In step one, the fair value of a reporting unit is compared to the reporting unit’s carrying amount. If the fair value is less than the carrying amount, step two is used to measure the amount of goodwill impairment, if any.

We adopted ASU 2011-08 on January 1, 2012. The adoption did not have an impact on our financial statements. There have been no triggering events that would suggest possible impairment or that it is more likely than not that the fair values of the reporting units related to our goodwill are less than their carrying amounts.

D. PROSPECTIVE ACCOUNTING STANDARDS

ASU 2012-02, INTANGIBLES - GOODWILL AND OTHER (TOPIC 350): TESTING INDEFINITE-LIVED INTANGIBLE ASSETS FOR IMPAIRMENT

This ASU permits an entity the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. The results of the qualitative assessment would be used as a basis in determining whether it is necessary to perform the two-step quantitative impairment test. If the qualitative assessment supports the conclusion that it is more likely than not that the fair value of the asset exceeds its carrying amount, the entity would not need to perform the two-step quantitative impairment test. The focus of the guidance is to reduce the cost and complexity of performing impairment tests for indefinite-lived intangible assets other than goodwill and to improve consistency in impairment testing among long-lived asset categories.

This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed prior to the issuance of the final ASU, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We have not early-adopted this ASU and do not believe adoption will have a material effect on our financial statements.

ASU 2013-02, COMPREHENSIVE INCOME (TOPIC 220): REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME

This ASU was issued to improve the reporting of reclassifications out of accumulated other comprehensive income. The guidance will require an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The intent of the guidance is to provide financial statement users with a single location to determine the effect of reclassification adjustments on the financial statements. As noted above, in December 2011 ASU 2011-12 was issued in order to defer specific provisions of ASU 2011-05 with respect to reclassification adjustments. The issuance of ASU 2013-02, in effect, resolves the reporting requirements for items which were previously deferred under ASU 2011-12.

This ASU is effective for annual and interim reporting periods beginning after December 15, 2012. Early adoption is permitted. We have not early-adopted this ASU and do not believe adoption will have a material effect on our financial statements.

E. INVESTMENTS: We classify our investments in all debt and equity securities into one of three categories: available-for-sale, held-to-maturity or trading.

AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities not included as held-to-maturity or trading are classified as available-for-sale and reported at fair value. Unrealized gains and losses on these securities are excluded from net earnings but are recorded as a separate component of comprehensive earnings and shareholders’ equity, net of deferred income taxes. All of our equity securities and approximately 99 percent of debt securities are classified as available-for-sale.

HELD-TO-MATURITY SECURITIES

Debt securities that we have the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Except for declines that are other-than-temporary, changes in the fair value of these securities are not reflected in the financial statements. We have classified approximately 1 percent of our debt securities portfolio as held-to-maturity.

TRADING SECURITIES

Debt and equity securities purchased for short-term resale are classified as trading securities. These securities are reported at fair value with unrealized gains and losses included in earnings. We have classified less than 1 percent of our debt securities portfolio as trading.

For the years ended December 31, 2012, 2011 and 2010, no securities were transferred from held-to-maturity to available-for-sale or trading.

We regularly evaluate our fixed income and equity securities using both quantitative and qualitative criteria to determine impairment losses for other-than-temporary declines in the fair value of the investments. The following are the key factors for determining if a security is other-than-temporarily impaired:

· The length of time and the extent to which the fair value has been less than cost,

· The probability of significant adverse changes to the cash flows on a fixed income investment,

· The occurrence of a discrete credit event resulting in the issuer defaulting on a material obligation, the issuer seeking protection from creditors under the bankruptcy laws, the issuer proposing a voluntary reorganization under which creditors are asked to exchange their  claims for cash or securities having a fair value substantially lower than par value,

· The probability that we will recover the entire amortized cost basis of our fixed income securities prior to maturity, or

· For our equity securities, our expectation of recovery to cost within a reasonable period of time.

Quantitative criteria considered during this process include, but are not limited to: the degree and duration of current fair value as compared to the cost (amortized, in certain cases) of the security, degree and duration of the security’s fair value being below cost and, for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the credit quality, current economic conditions, the anticipated speed of cost recovery, the financial health of and specific prospects for the issuer, as well as our absence of intent to sell or requirement to sell fixed income securities prior to maturity. In addition, we consider price declines of securities in our other-than-temporary impairment (OTTI) analysis, where such price declines provide evidence of declining credit quality, and we distinguish between price changes caused by credit deterioration, as opposed to rising interest rates. See note 2 for further discussion of OTTI.

Interest on fixed maturities and short-term investments is credited to earnings on an accrual basis. Premiums and discounts are amortized or accreted over the lives of the related fixed maturities. Dividends on equity securities are credited to earnings on the ex-dividend date. Realized gains and losses on disposition of investments are based on specific identification of the investments sold on the settlement date.

F. CASH AND SHORT-TERM INVESTMENTS: Cash consists of uninvested balances in bank accounts. Short-term investments consist of investments with original maturities of 90 days or less, primarily AAA-rated prime and government money market funds. Short-term investments are carried at cost, which approximates fair value. We have not experienced losses on these instruments. Prior to 2011, most excess cash was swept overnight into money market instruments, effectively leaving us with only invested cash balances. In 2011, a combination of factors including global economic turmoil, a low interest rate environment and transaction fees spurred us to terminate many of our sweep programs, opting instead to hold cash in non-interest bearing cash accounts.

G. REINSURANCE: Ceded unearned premiums and reinsurance balances recoverable on paid and unpaid losses and settlement expenses are reported separately as assets, instead of being netted with the related liabilities, since reinsurance does not relieve us of our legal liability to our policyholders.

We continuously monitor the financial condition of our reinsurers. As part of our monitoring efforts, we review their annual financial statements, quarterly disclosures and Securities and Exchange Commission (SEC) filings for those reinsurers that are publicly traded. We also review insurance industry developments that may impact the financial condition of our reinsurers. We analyze the credit risk associated with our reinsurance balances recoverable by monitoring the A.M. Best and Standard & Poor’s (S&P) ratings of our reinsurers. In addition, we subject our reinsurance recoverables to detailed recoverable tests, including one based on average default by S&P rating. Based upon our review and testing, our policy is to charge to earnings, in the form of an allowance, an estimate of unrecoverable amounts from reinsurers. This allowance is reviewed on an ongoing basis to ensure that the amount makes a reasonable provision for reinsurance balances that we may be unable to recover.

H. POLICY ACQUISITION COSTS: We defer commissions, premium taxes and certain other costs that are incrementally or directly related to the successful acquisition of new or renewal insurance contracts. Acquisition-related costs may be deemed ineligible for deferral when they are based on contingent or performance criteria beyond the basic acquisition of the insurance contract, or when efforts to obtain or renew the insurance contract are unsuccessful. All eligible costs are capitalized and charged to expense in proportion to premium revenue recognized. The method followed in computing deferred policy acquisition costs limits the amount of such deferred costs to their estimated realizable value. This would also give effect to the premiums to be earned and anticipated losses and settlement expenses, as well as certain other costs expected to be incurred as the premiums are earned. Judgments as to the ultimate recoverability of such deferred costs are reviewed on a segment basis and are highly dependent upon estimated future loss costs associated with the premiums written. This deferral methodology applies to both gross and ceded premiums and acquisition costs. See note 1.C for discussion of our retrospective application of a new accounting standard, which impacts accounting for costs associated with acquiring insurance policies.

I. PROPERTY AND EQUIPMENT: Property and equipment are presented at cost less accumulated depreciation and are depreciated on a straight-line basis for financial statement purposes over periods ranging from 3 to 10 years for equipment and up to 30 years for buildings and improvements.

J. INVESTMENT IN UNCONSOLIDATED INVESTEE: We maintain a 40 percent interest in the earnings of Maui Jim, Inc. (Maui Jim), a manufacturer of high-quality polarized sunglasses, which is accounted for by the equity method. We also maintain a similar minority representation on their board of directors. Maui Jim’s chief executive officer owns a controlling majority of the outstanding shares of Maui Jim. Our investment in Maui Jim was $52.1 million in 2012 and $50.0 million in 2011. In 2012, we recorded $8.9 million in investee earnings, compared to $6.5 million in 2011 and $7.1 million in 2010. Maui Jim recorded net income of $21.6 million in 2012, $16.1 million in 2011 and $16.6 million in 2010. Additional summarized financial information for Maui Jim for 2012 and 2011 is outlined in the following table:

(in millions)	2012	2011
Total assets	$175.4	$163.0
Total liabilities	68.0	62.4
Total equity	107.4	100.6

Approximately $39.0 million of undistributed earnings from Maui Jim are included in our retained earnings as of December 31, 2012. In 2012 and 2010, we received dividends of $6.6 million and $7.9 million, respectively, from Maui Jim.

We perform an impairment review of our investment in our unconsolidated investee, which considers current valuation and operating results. Based upon the most recent review, this asset was not impaired.

K. INTANGIBLE ASSETS: In accordance with GAAP guidelines, the amortization of goodwill and indefinite-lived intangible assets is not permitted. Goodwill and indefinite-lived intangible assets remain on the balance sheet and are tested for impairment on an annual basis, or earlier if there is reason to suspect that their values may have been diminished or impaired. Goodwill and intangibles totaled $76.1 million at December 31, 2012. These assets relate to acquisition activity including our recent acquisitions of CBIC and Rockbridge Underwriting Agency (Rockbridge).

Goodwill resulting from acquisitions completed prior to 2011 totaled $26.2 million and is attributable to our surety segment. Goodwill and intangible assets resulting from the CBIC acquisition in April 2011 totaled $33.3 million. The CBIC-related assets include goodwill attributable to our casualty and surety segments of $5.3 million and $15.1 million, respectively, and an indefinite-lived intangible asset in the amount of $8.8 million. Annual impairment testing was performed on each of these goodwill and indefinite-lived intangible assets in the second quarter of 2012. Based upon these reviews, none of the assets were impaired. In addition, as of December 31, 2012, there were no triggering events that occurred that would suggest an updated review was necessary. Definite-lived intangible assets related to the CBIC acquisition totaled $4.1 million, net of amortization, as of December 31, 2012.

The remaining $16.6 million of goodwill and intangibles relates to our purchase of Rockbridge in November 2012. Goodwill attributable to our casualty segment totaled $12.4 million and definite-lived intangible assets totaled $4.2 million. We completed our evaluation of the acquisition under ASC Topic 805, Business Combinations, in January 2013, which resulted in no adjustments from amounts recorded at December 31, 2012. See note 13 for further discussion.

The aforementioned definite-lived intangible assets are amortized against future operating results based on their estimated useful lives. Amortization of intangible assets resulting from the acquisitions of CBIC and Rockbridge was $1.0 million for 2012. In addition to these assets, the acquisition of CBIC resulted in a value of business acquired (VOBA) asset, which is also being amortized as the related premium is earned as revenue.

L. UNPAID LOSSES AND SETTLEMENT EXPENSES:The liability for unpaid losses and settlement expenses represents estimates of amounts needed to pay reported and unreported claims and related expenses. The estimates are based on certain actuarial and other assumptions related to the ultimate cost to settle such claims. Such assumptions are subject to occasional changes due to evolving economic, social and political conditions. All estimates are periodically reviewed and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments are reflected in the results of operations in the period in which they are determined. Due to the inherent uncertainty in estimating reserves for losses and settlement expenses, there can be no assurance that the ultimate liability will not exceed recorded amounts. If actual liabilities do exceed recorded amounts, there will be an adverse effect. Furthermore, we may determine that recorded reserves are more than adequate to cover expected losses, as happened during 2010 through 2012, when favorable experience primarily on casualty business led us to reduce our reserves. Based on the current assumptions used in estimating reserves, we believe that our overall reserve levels at December 31, 2012, make a reasonable provision to meet our future obligations. See note 6 for a further discussion of unpaid losses and settlement expenses.

M. INSURANCE REVENUE RECOGNITION: Insurance premiums are recognized ratably over the term of the contracts, net of ceded reinsurance. Unearned premiums are calculated on a monthly pro rata basis.

N. INCOME TAXES: We file a consolidated federal income tax return. Federal income taxes are accounted for using the asset and liability method under which deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, operating losses and tax credit carry forwards. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if it is more likely than not all or some of the deferred tax assets will not be realized.

We consider uncertainties in income taxes and recognize those in our financial statements as required. As it relates to uncertainties in income taxes, our unrecognized tax benefits, including interest and penalty accruals, are not considered material to the consolidated financial statements. Also, no tax uncertainties are expected to result in significant increases or decreases to unrecognized tax benefits within the next 12-month period. Penalties and interest related to income tax uncertainties, should they occur, would be included in income tax expense in the period in which they are incurred.

During 2010, the Internal Revenue Service (IRS) completed an examination of the income tax returns for the years 2005 through 2009, which produced no material change to net earnings. Although 2009 has been previously examined by the IRS, tax years 2009 through 2012 remain open and are subject to examination or re-examination.

As an insurance company, we are subject to minimal state income tax liabilities. On a state basis, since the majority of our income is from insurance operations, we pay premium tax in lieu of state income tax. Premium taxes are a component of policy acquisition costs and calculated as a percentage of gross premiums written.

O. EARNINGS PER SHARE:Basic earnings per share (EPS) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the dilution that could occur if securities or other contracts to issue common stock or common stock equivalents were exercised or converted into common stock. When inclusion of common stock equivalents increases the earnings per share or reduces the loss per share, the effect on earnings is anti-dilutive. Under these circumstances, the diluted net earnings or net loss per share is computed excluding the common stock equivalents.

The following represents a reconciliation of the numerator and denominator of the basic and diluted EPS computations contained in the consolidated financial statements.

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2012
Basic EPS
Income available to common shareholders	$103,346	21,216	$4.87
Stock options	—	364
Diluted EPS
Income available to common shareholders and assumed conversions	$103,346	21,580	$4.79
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04

P. COMPREHENSIVE EARNINGS:Our comprehensive earnings include net earnings plus unrealized gains/losses on our available-for-sale investment securities, net of tax. In reporting the components of comprehensive earnings on a net basis in the income statement, we used a 35 percent tax rate. Other comprehensive income, as shown in the consolidated statements of earnings and comprehensive earnings, is net of tax expense of $13.9 million, $11.5 million and $10.0 million for 2012, 2011 and 2010, respectively.

Q. FAIR VALUE DISCLOSURES: The following was considered in the estimation of fair value for each class of financial instruments for which it was practicable to estimate that value. Fair value is defined as the price in the principal market that would be received for an asset to facilitate an orderly transaction between market participants on the measurement date. We determined the fair value of certain financial instruments based on their underlying characteristics and relevant transactions in the marketplace. GAAP guidance requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

The following are the levels of the fair value hierarchy and a brief description of the type of valuation inputs that are used to establish each level:

Pricing Level 1 is applied to valuations based on readily available, unadjusted quoted prices in active markets for identical assets. These valuations are based on quoted prices that are readily and regularly available in an active market.

Pricing Level 2 is applied to valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets; or valuations based on models where the significant inputs are observable (e.g. interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.

Pricing Level 3 is applied to valuations that are derived from techniques in which one or more of the significant inputs are unobservable. Financial assets are classified based upon the lowest level of significant input that is used to determine fair value.

As a part of management’s process to determine fair value, we utilize a widely recognized, third-party pricing source to determine our fair values. We have obtained an understanding of the third-party pricing source’s valuation methodologies and inputs. The following is a description of the valuation techniques used for financial assets that are measured at fair value, including the general classification of such assets pursuant to the fair value hierarchy.

Corporate, Agencies, Government and Municipal Bonds: The pricing vendor employs a multi-dimensional model which uses standard inputs, including (listed in order of priority for use) benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, market bids/offers and other reference data. The pricing vendor also monitors market indicators, as well as industry and economic events. All bonds valued using these techniques are classified as Level 2. All Corporate, Agencies, Government and Municipal securities were deemed Level 2.

Mortgage-backed Securities (MBS)/Collateralized Mortgage Obligations (CMO) and Asset-backed Securities (ABS):The pricing vendor evaluation methodology includes interest rate movements, new issue data and other pertinent data. Evaluation of the tranches (non-volatile, volatile or credit sensitivity) is based on the pricing vendors’ interpretation of accepted modeling and pricing conventions. This information is then used to determine the cash flows for each tranche, benchmark yields, prepayment assumptions and to incorporate collateral performance. To evaluate CMO volatility, an option adjusted spread model is used in combination with models that simulate interest rate paths to determine market price information. This process allows the pricing vendor to obtain evaluations of a broad universe of securities in a way that reflects changes in yield curve, index rates, implied volatility, mortgage rates and recent trade activity. MBS/CMO and ABS with corroborated, observable inputs are classified as Level 2. All of our MBS/CMO and ABS are deemed Level 2.

Common Stock: Exchange traded equities have readily observable price levels and are classified as Level 1 (fair value based on quoted market prices). All of our common stock holdings are deemed Level 1.

For the Level 2 securities, as described above, we periodically conduct a review to assess the reasonableness of the fair values provided by our pricing service. Our review consists of a two pronged approach. First, we compare prices provided by our pricing service to those provided by an additional source. Second, we obtain prices from securities brokers and compare them to the prices provided by our pricing service. In both comparisons, when discrepancies are found, we compare our prices to actual reported trade data for like securities. Based on this assessment, we determined that the fair values of our Level 2 securities provided by our pricing service are reasonable.

For common stock, we receive prices from the same nationally recognized pricing service. Prices are based on observable inputs in an active market and are therefore disclosed as Level 1. Based on this assessment, we determined that the fair values of our Level 1 securities provided by our pricing service are reasonable.

Due to the relatively short-term nature of cash, short-term investments, accounts receivable and accounts payable, their carrying amounts are reasonable estimates of fair value. The fair value of our long-term debt is discussed further in note 4.

See note 13 for fair value of assets and liabilities acquired with CBIC and Rockbridge.

R. STOCK-BASED COMPENSATION: We account for stock-based compensation pursuant to GAAP guidance regarding stock compensation, which requires companies to expense the estimated fair value of employee stock options and similar awards. Guidance requires entities to measure compensation cost for awards of equity instruments to employees based on the grant-date fair value of those awards and recognize compensation expense over the service period that the awards are expected to vest.

We calculate the tax effects of share-based compensation pursuant to GAAP guidelines and under the alternative transition method. The alternative transition method includes simplified methods to determine the impact on the additional paid-in capital pool and consolidated statements of cash flows of the tax effects of employee share-based compensation awards.

See note 8 for further discussion and related disclosures regarding stock options.

S. RISKS AND UNCERTAINTIES: Certain risks and uncertainties are inherent to our day-to-day operations and to the process of preparing our consolidated financial statements. The more significant risks and uncertainties, as well as our attempt to mitigate, quantify and minimize such risks, are presented below and throughout the notes to the consolidated financial statements.

CATASTROPHE EXPOSURES

Our insurance coverages include exposure to catastrophic events. We monitor all catastrophe exposures by quantifying our exposed policy limits in each region and by using computer-assisted modeling techniques. Additionally, we limit our risk to such catastrophes through restraining the total policy limits written in each region and by purchasing reinsurance. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. In 2012, for this coverage, we had protection of $300 million in excess of $25 million first-dollar retention for earthquakes in California and $330 million in excess of a $20 million first-dollar retention for earthquakes outside of California. These amounts are subject to certain co-participations by us on losses in excess of the $25 million or $20 million retentions. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coasts, as well as to homes we insure in Hawaii. In 2012, these coverages were supported by $230 million in excess of a $20 million first-dollar retention in traditional catastrophe reinsurance protection, subject to certain retentions by us. In addition, we have incidental exposure to international catastrophic events.

Our catastrophe reinsurance treaty renewed at January 1, 2013. We purchased the same limits over the same retention amounts outlined above. We actively manage our catastrophe program to keep our net retention in line with risk tolerances and to optimize the risk/return trade off.

ENVIRONMENTAL EXPOSURES

We are subject to environmental claims and exposures primarily through our commercial umbrella, general liability and discontinued assumed casualty reinsurance lines of business. Although exposure to environmental claims exists in these lines of business, we sought to mitigate or control the extent of this exposure on the vast majority of this business through the following methods: (1) our policies include pollution exclusions that have been continually updated to further strengthen them, (2) our policies primarily cover moderate hazard risks and (3) we began writing this business after the insurance industry became aware of the potential pollution liability exposure and implemented changes to limit its exposure to this hazard.

In 2009, as an extension of our excess and surplus lines general liability product, we expanded our offerings into low to moderate environmental liability exposures for small contractors and asbestos and mold remediation specialists. The business unit also provides limited coverage for individually underwritten underground storage tanks. We attempted to mitigate the overall exposure by focusing on smaller risks with low to moderate exposures. A large portion of this business is also offered on a claims-made basis with relatively low limits. We avoid risks that have large-scale exposures including petrochemical, chemical, mining, manufacturers and other risks that might be exposed to superfund sites. This business is covered under our casualty ceded reinsurance treaties. Since 2009, we have written $6.2 million of premium from this new product extension with $2.3 million written in 2012.

We made loss and settlement expense payments on environmental liability claims and have loss and settlement expense reserves for others. We include this historical environmental loss experience with the remaining loss experience in the applicable line of business to project ultimate incurred losses and settlement expenses as well as related incurred but not reported (IBNR) loss and settlement expense reserves.

Although historical experience on environmental claims may not accurately reflect future environmental exposures, we used this experience to record loss and settlement expense reserves in the exposed lines of business. See further discussion of environmental exposures in note 6.

REINSURANCE

Reinsurance does not discharge us from our primary liability to policyholders, and to the extent that a reinsurer is unable to meet its obligations, we would be liable. We continuously monitor the financial condition of prospective and existing reinsurers. As a result, we purchase reinsurance from a number of financially strong reinsurers. We provide an allowance for reinsurance balances deemed uncollectible. See further discussion of reinsurance exposures in note 5.

INVESTMENT RISK

Our investment portfolio is subject to market, credit and interest rate risks. The equity portfolio will fluctuate with movements in the overall stock market. While the equity portfolio has been constructed to have lower downside risk than the market, the portfolio is sensitive to movements in the market. The bond portfolio is affected by interest rate changes and credit spreads. We attempt to mitigate our interest rate and credit risks by constructing a well-diversified portfolio with high-quality securities with varied maturities. Downturns in the financial markets could have a negative effect on our portfolio. However, we attempt to manage this risk through asset allocation and security selection.

LIQUIDITY RISK

Liquidity is essential to our business and a key component of our concept of asset-liability matching. Our liquidity may be impaired by an inability to collect premium receivable or reinsurance recoverable balances timely, an inability to sell assets or redeem our investments, an inability to access funds from our insurance subsidiaries, unforeseen outflows of cash or large claim payments, or an inability to access debt or equity capital markets. This situation may arise due to circumstances that we may be unable to control, such as a general market disruption, an operational problem that affects third parties or us, or even by the perception among market participants that we, or other market participants, are experiencing greater liquidity risk.

Our credit ratings are important to our liquidity. A reduction in our credit ratings could adversely affect our liquidity and competitive position, increase our borrowing costs, or limit our access to the capital markets.

FINANCIAL STATEMENTS

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. The most significant of these amounts is the liability for unpaid losses and settlement expenses. Other estimates include investment valuation and OTTIs, the collectibility of reinsurance balances, recoverability of deferred tax assets and deferred policy acquisition costs. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. Although recorded estimates are supported by actuarial computations and other supportive data, the estimates are ultimately based on our expectations of future events. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

EXTERNAL FACTORS

Our insurance subsidiaries are highly regulated by the states in which they are incorporated and by the states in which they do business. Such regulations, among other things, limit the amount of dividends, impose restrictions on the amount and types of investments and regulate rates insurers may charge for various coverages. We are also subject to insolvency and guarantee fund assessments for various programs designed to ensure policyholder indemnification. We generally accrue an assessment during the period in which it becomes probable that a liability has been incurred from an insolvency and the amount of the related assessment can be reasonably estimated.

The National Association of Insurance Commissioners (NAIC) has developed Property/Casualty Risk-Based Capital (RBC) standards that relate an insurer’s reported statutory surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to support asset (investment and credit) risk and underwriting (loss reserves, premiums written and unearned premium) risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. We regularly monitor our subsidiaries’ internal capital requirements and the NAIC’s RBC developments. As of December 31, 2012, we determined that our capital levels are well in excess of the minimum capital requirements for all RBC action levels and that our capital levels are sufficient to support the level of risk inherent in our operations. See note 9 for further discussion of statutory information and related insurance regulatory restrictions.

In addition, ratings are a critical factor in establishing the competitive position of insurance companies. Our insurance companies are rated by A.M. Best, S&P and Moody’s. Their ratings reflect their opinions of an insurance company’s, and an insurance holding company’s, financial strength, operating performance, strategic position and ability to meet its obligations to policyholders.

INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS
INVESTMENTS

2. INVESTMENTS

A summary of net investment income is as follows:

NET INVESTMENT INCOME

(in thousands)	2012	2011	2010
Interest on fixed income securities	$50,646	$58,294	$62,806
Dividends on equity securities	12,848	9,957	8,192
Interest on cash and short-term investments	15	47	170
Gross investment income	63,509	68,298	71,168
Less investment expenses	(4,678)	(4,617)	(4,369)
Net investment income	$58,831	$63,681	$66,799

Pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments for the years ended December 31 are summarized as follows:

REALIZED/UNREALIZED GAINS

(in thousands)	2012	2011	2010
Net realized investment gains (losses):
Fixed income
Available-for-sale	$12,965	$10,892	$15,590
Held-to-maturity	247	201	120
Trading	—	—	28
Equity securities	16,245	6,129	7,443
Equity securities OTTI	(1,156)	(257)	—
Other	(2,929)	71	62
Total	$25,372	$17,036	$23,243
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$23,643	$22,393	$4,879
Equity securities	16,212	10,462	23,816
Total	$39,855	$32,855	$28,695
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$65,227	$49,891	$51,938

During 2012, we recorded $25.4 million in net realized gains, including OTTI, along with a change in unrealized gains of $39.9 million. The majority of our net realized gains were due to sales of corporate bonds and equity securities. For 2012, the net realized investment gains and changes in unrealized gains (losses) on investments totaled $65.2 million.

The following is a summary of the disposition of fixed maturities and equities for the years ended December 31, with separate presentations for sales and calls/maturities.

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$181,338	$11,208	$(43)	$11,165
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	78,315	19,755	(3,510)	16,245
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443

CALLS/MATURITIES

				Net
		Gross Realized		Realized
(in thousands)	Proceeds	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$248,134	$1,806	$(6)	$1,800
Held-to-maturity	273,816	247	—	247
Trading	—	—	—	—
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—

FAIR VALUE MEASUREMENTS

Assets measured at fair value on a recurring basis as of December 31, 2012, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$11,759	$—	$11,759
Corporate	—	580,708	—	580,708
Mortgage-backed	—	250,387	—	250,387
ABS/CMO*	—	77,329	—	77,329
Non-U.S. govt. & agency	—	9,367	—	9,367
U.S. government	—	16,713	—	16,713
Municipal	—	432,319	—	432,319
Equity	375,788	—	—	375,788
Total available-for-sale securities	$375,788	$1,378,582	$—	$1,754,370
Total	$375,788	$1,378,589	$—	$1,754,377

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2011, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$113,819	$—	$113,819
Corporate	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. government	—	16,172	—	16,172
Municipal	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

As noted in the previous tables, we did not have any assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2012 and 2011. Additionally, there were no securities transferred in or out of levels 1 or 2 during 2012 or 2011.

In addition, the following table is a schedule of amortized costs and estimated fair values of investments in fixed income and equity securities as of December 31, 2012 and 2011:

2012	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$16,358	$16,713	$355	$—
U.S. agency	11,609	11,759	150	—
Non-U.S. govt. & agency	8,410	9,367	957	—
Mtge/ABS/CMO*	307,310	327,716	20,406	—
Corporate	535,437	580,708	45,497	(226)
Municipal	415,226	432,319	17,250	(157)
Fixed maturities	$1,294,350	$1,378,582	$84,615	$(383)
Equity securities	240,287	375,788	136,376	(875)
Total available-for-sale	$1,534,637	$1,754,370	$220,991	$(1,258)
Held-to-maturity:
U.S. agency	$10,076	$10,150	$74	$—
Corporate	—	—	—	—
Municipal	1,652	1,718	66	—
Total held-to-maturity	$11,728	$11,868	$140	$—
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	6	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$6	$7	$—	$—
Total	$1,546,371	$1,766,245	$221,131	$(1,258)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2011	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$15,721	$16,172	$459	$(8)
U.S. agency	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporate	439,079	467,100	31,640	(3,619)
Municipal	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)
Held-to-maturity:
U.S. agency	$243,571	$244,656	$1,085	$—
Corporate	15,000	14,536	—	(464)
Municipal	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

In 2012, a large proportion of the held-to-maturity allocation in agency debentures was called due to declining interest rates. Funds received were reinvested in corporate debt and municipals with an available-for-sale designation. We believe the available-for-sale designation more accurately reflects our strategic intent to hold investments, while retaining the flexibility to affect security selection over time should assumptions change.

CORPORATE BONDS

Unrealized losses in the corporate bond portfolio decreased to $0.2 million in 2012 from $4.1 million at the end of 2011 as interest rates declined during the year. These unrealized losses are not due to credit-specific issues. The corporate bond portfolio has an overall rating of A and we believe it is probable that we will receive all contractual payments in the form of principal and interest. In addition, we are not required to, nor do we intend to sell these investments prior to recovering the entire amortized cost basis of each security, which may be maturity. We do not consider these investments to be other-than-temporarily impaired at December 31, 2012.

EQUITY SECURITIES

Our equity portfolio consists of common stocks and exchange traded funds (ETF). Unrealized losses in the equity portfolio decreased in 2012. Given our intent to hold and expectation of recovery to cost within a reasonable period of time, we do not consider any of our equities to be other-than-temporarily impaired.

Under current accounting standards, an OTTI write-down of debt securities, where fair value is below amortized cost, is triggered by circumstances where (1) an entity has the intent to sell a security, (2) it is more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, or (3) the entity does not expect to recover the entire amortized cost basis of the security. If an entity intends to sell a security or if it is more likely than not the entity will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the difference between the security’s amortized cost and its fair value. If an entity does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income.

Part of our evaluation of whether particular securities are other-than-temporarily impaired involves assessing whether we have both the intent and ability to continue to hold equity securities in an unrealized loss position. For fixed income securities, we consider our intent to sell a security (which is determined on a security-by-security basis) and whether it is more likely than not we will be required to sell the security before the recovery of our amortized cost basis. Significant changes in these factors could result in a charge to net earnings for impairment losses. Impairment losses result in a reduction of the underlying investment’s cost basis.

The amortized cost and estimated fair value of fixed income securities at December 31, 2012, by contractual maturity, are shown as follows:

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$19,901	$19,896
Due after one year through five years	123,942	131,681
Due after five years through 10 years	659,318	707,490
Due after 10 years	183,879	191,799
Mtge/ABS/CMO*	307,310	327,716
Total available-for-sale	$1,294,350	$1,378,582
Held-to-maturity:
Due in one year or less	$2,996	$3,023
Due after one year through five years	651	718
Due after five years through 10 years	—	—
Due after 10 years	8,081	8,127
Total held-to-maturity	$11,728	$11,868
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	6	7
Total trading	$6	$7
Total fixed income:
Due in one year or less	$.22,897	$.22,919
Due after one year through five years	124,593	132,399
Due after five years through 10 years	659,318	707,490
Due after 10 years	191,960	199,926
Mtge/ABS/CMO*	307,316	327,723
Grand total	$1,306,084	$1,390,457

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Expected maturities may differ from contractual maturities due to call provisions on some existing securities. At December 31, 2012, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $219.7 million pretax. At December 31, 2011, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $179.9 million pretax.

The following tables are also used as part of our impairment analysis and display the total value of securities that were in an unrealized loss position as of December 31, 2012, and December 31, 2011. These tables segregate the securities based on type, noting the fair value, cost (or amortized cost) and unrealized loss on each category of investment as well as in total. The tables further classify the securities based on the length of time they have been in an unrealized loss position.

December 31, 2012		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$749	$—	$749
Cost or amortized cost	749	—	749
Unrealized loss	$—	$—	$—
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$18	$—	$18
Cost or amortized cost	18	—	18
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$35,969	$960	$36,929
Cost or amortized cost	36,162	993	37,155
Unrealized loss	$(193)	$(33)	$(226)
Municipal:
Fair value	$35,064	$—	$35,064
Cost or amortized cost	35,221	—	35,221
Unrealized loss	$(157)	$—	$(157)
Subtotal, debt securities:
Fair value	$71,800	$960	$72,760
Cost or amortized cost	72,150	993	73,143
Unrealized loss	$(350)	$(33)	$(383)
Equity securities:
Fair value	$16,207	$—	$16,207
Cost or amortized cost	17,082	—	17,082
Unrealized loss	$(875)	$—	$(875)
Total:
Fair value	$88,007	$960	$88,967
Cost or amortized cost	89,232	993	90,225
Unrealized loss	$(1,225)	$(33)	$(1,258)

*Asset-backed & collateralized mortgage obligations

December 31, 2011		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
Municipal:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	$(2,438)	$(1,671)	$(4,109)
Equity securities:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations

As of December 31, 2012, we held five equity securities that were in unrealized loss positions. The total unrealized loss on these securities was $0.9 million. In considering both the significance and duration of the unrealized loss positions, we have no equity securities in an unrealized loss position of greater than 20 percent for more than six consecutive months.

The fixed income portfolio contained 33 securities at an unrealized loss as of December 31, 2012. Of these 33 securities, one has been in an unrealized loss position for 12 consecutive months or longer and represents less than $0.1 million in unrealized losses. The majority of fixed income unrealized losses can be attributed to increases in interest rates after securities were purchased during 2012. They are not credit-specific issues. All fixed income securities in the investment portfolio continue to pay the expected coupon payments under the contractual terms of the securities. Any credit-related impairment related to fixed income securities we do not plan to sell and for which we are not more likely than not to be required to sell is recognized in net earnings, with the non-credit related impairment recognized in comprehensive earnings. Based on our analysis, our fixed income portfolio is of a high credit quality and we believe we will recover the amortized cost basis of our fixed income securities. We continually monitor the credit quality of our fixed income investments to assess if it is probable that we will receive our contractual or estimated cash flows in the form of principal and interest. There were no OTTI losses recognized in other comprehensive earnings in the periods presented.

Key factors that we consider in the evaluation of credit quality include:

·          Changes in technology that may impair the earnings potential of the investment,

·          The discontinuance of a segment of business that may affect future earnings potential,

·          Reduction or elimination of dividends,

·          Specific concerns related to the issuer’s industry or geographic area of operation,

·          Significant or recurring operating losses, poor cash flows, and/or deteriorating liquidity ratios, and

·          Downgrades in credit quality by a major rating agency.

Based on our analysis, we’ve concluded that the securities in an unrealized loss position were not other-than-temporarily impaired at December 31, 2012 and 2011.

During 2012, we recognized $1.2 million in impairment losses through net earnings. All losses were taken during the second quarter in our equity portfolio on securities we no longer had the intent to hold. There were $0.3 million in losses associated with OTTI of securities in 2011. During 2010, we did not recognize any impairment losses.

As required by law, certain fixed maturity investments amounting to $24.2 million at December 31, 2012, were on deposit with either regulatory authorities or banks. Additionally, we have certain fixed maturities of less than $0.1 million held in trust at December 31, 2012. These funds cover net premiums, losses and expenses related to a property and casualty insurance program.

POLICY ACQUISITION COSTS	12 Months Ended
Dec. 31, 2012
POLICY ACQUISITION COSTS
POLICY ACQUISITION COSTS

3. POLICY ACQUISITION COSTS

Policy acquisition costs deferred and amortized to income for the years ended December 31 are summarized as follows:

(in thousands)	2012	2011	2010
Deferred policy acquisition costs (DAC), beginning of year	$52,105	$40,242	$40,510
VOBA*, CBIC - Acquisition date	—	10,822	—
Deferred:
Direct commissions	$129,765	$116,206	$101,523
Premium taxes	9,528	8,725	6,809
Ceding commissions	(29,010)	(24,721)	(24,472)
Net deferred	$110,283	$100,210	$83,860
Amortized	110,044	99,169	84,128
DAC/VOBA*, end of year	$52,344	$52,105	$40,242
Policy acquisition costs:
Amortized to expense – DAC	$107,482	$91,499	$84,128
Amortized to expense – VOBA	2,562	7,670	—
Period costs:
Ceding commission – contingent	(1,940)	(2,207)	(2,203)
Other underwriting expenses	88,258	86,906	74,969
Total policy acquisition costs	$196,362	$183,868	$156,894

*Includes asset for value of business acquired (VOBA) in CBIC acquisition

As previously discussed in note 1C, accounting guidance for deferred acquisition costs incurred by insurance entities changed in 2012 under ASU 2010-26, Financial Services - Insurance (Topic 944) Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.

We adopted this new standard on a retrospective basis as of January 1, 2012. The new guidance has no impact on our net cash flows and should have minimal prospective impact on expenses or earnings before income taxes. Our adoption of the new standard, however, resulted in a reduction of our deferred policy acquisition costs asset, an adjustment to our deferred income taxes liability and a decrease to our consolidated shareholders’ equity.

DEBT	12 Months Ended
Dec. 31, 2012
DEBT
DEBT

4. DEBT

As of December 31, 2012, outstanding debt balances totaled $100.0 million, all of which was our long-term senior notes.

On December 12, 2003, we completed a public debt offering, issuing $100.0 million in senior notes maturing January 15, 2014, and paying interest semi-annually at the rate of 5.95 percent. The notes were issued at a discount resulting in proceeds, net of discount and commission, of $98.9 million. The amount of the discount is being charged to income over the life of the debt on an effective-yield basis. The estimated fair value for the senior note is $104.4 million. The fair value of our long-term debt is estimated based on the limited observable prices that reflect thinly traded securities.

We maintain a revolving line of credit with JP Morgan Chase, which permits us to borrow up to an aggregate principal amount of $25.0 million. Under certain conditions, the line may be increased up to an aggregate principal amount of $50.0 million. This facility was renewed under similar terms for a three-year term that expires on May 31, 2014. As of and during the years ended December 31, 2012 and 2011, no amounts were outstanding on this facility.

We incurred $6.0 million in interest expense on our senior notes in each of the last three years. This debt has an average interest rate of 6.02 percent.

REINSURANCE	12 Months Ended
Dec. 31, 2012
REINSURANCE
REINSURANCE

5. REINSURANCE

In the ordinary course of business, the insurance subsidiaries assume and cede premiums and selected insured risks with other insurance companies, known as reinsurance. A large portion of the reinsurance is put into effect under contracts known as treaties and, in some instances, by negotiation on each individual risk (known as facultative reinsurance). In addition, there are several types of treaties including quota share, excess of loss and catastrophe reinsurance contracts that protect against losses over stipulated amounts arising from any one occurrence or event. The arrangements allow us to pursue greater diversification of business and serve to limit the maximum net loss to a single event, such as a catastrophe. Through the quantification of exposed policy limits in each region and the extensive use of computer-assisted modeling techniques, we monitor the concentration of risks exposed to catastrophic events.

Through the purchase of reinsurance, we also generally limit our net loss on any individual risk to a maximum of $3.0 million, although retentions can range from $0.5 million to $8.8 million.

Premiums written and earned along with losses and settlement expenses incurred for the years ended December 31 are summarized as follows:

(in thousands)	2012	2011	2010
WRITTEN
Direct	$709,107	$629,727	$586,624
Reinsurance assumed	75,692	72,380	49,692
Reinsurance ceded	(191,713)	(152,469)	(151,176)
Net	$593,086	$549,638	$485,140
EARNED
Direct	$679,124	$625,963	$599,669
Reinsurance assumed	77,597	66,984	47,637
Reinsurance ceded	(180,150)	(154,495)	(153,924)
Net	$576,571	$538,452	$493,382
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct	$282,859	$180,768	$265,903
Reinsurance assumed	69,830	60,076	29,586
Reinsurance ceded	(81,044)	(40,760)	(94,157)
Net	$271,645	$200,084	$201,332

The growth in reinsurance assumed premium and losses is largely driven by a facultative property business unit formed in 2008 and expanded to write assumed treaty business in 2010. In addition, we assumed several reinsurance treaties, including crop. The assumed business is made up of short-tail property, catastrophe and multi-peril crop and hail reinsurance. The majority of this assumed reinsurance is proportional and a large portion of the assumed incurred losses can be attributed to crop-related reinsurance, which we began offering in 2010, and a specialty property treaty that experienced unusually high weather-related loss activity in 2011. Losses for each crop season are ultimately determined and paid subsequent to December 31 of the crop year reinsured. We continue to utilize reinsurance to reduce overall volatility and to mitigate risk on new businesses we enter.

At December 31, 2012, we had prepaid reinsurance premiums and recoverables on paid and unpaid losses and settlement expenses totaling $390.1 million. More than 95 percent of our reinsurance recoverables are due from companies with financial strength ratings of “A” or better by A.M. Best and S&P rating services.

The following table displays net reinsurance balances recoverable, after consideration of collateral, from our top 10 reinsurers, as of December 31, 2012. All other reinsurance balances recoverable, when considered by individual reinsurer, are less than 2 percent of shareholders’ equity.

	Net Amounts
	Recoverable	A.M. Best	S&P
Reinsurer	(in thousands)	Rating	Rating
Endurance Re	64,615	A, Excellent	A, Strong
Munich Re America / HSB	61,321	A+, Superior	AA-, Very Strong
Aspen UK Ltd.	34,624	A, Excellent	A, Strong
Axis Re	29,376	A, Excellent	A+, Strong
Transatlantic Re	28,575	A, Excellent	A+, Strong
Berkley Insurance Co.	22,205	A+, Superior	A+, Strong
Swiss Re /Westport Ins. Corp.	21,932	A+, Superior	AA-, Very Strong
Toa-Re	17,077	A+, Superior	A+, Strong
Alterra Re USA	13,983	A, Excellent	A, Strong
Allied World Re - US	13,956	A, Excellent	A, Strong

Ceded unearned premiums and reinsurance balances recoverable on paid losses and settlement expenses are reported separately as an asset, rather than being netted with the related liability, since reinsurance does not relieve us of our liability to policyholders. Such balances are subject to the credit risk associated with the individual reinsurer. We continually monitor the financial condition of our reinsurers and actively follow up on any past due or disputed amounts. As part of our monitoring efforts, we review their annual financial statements and SEC filings for those reinsurers that are publicly traded. We also review insurance industry developments that may impact the financial condition of our reinsurers. We analyze the credit risk associated with our reinsurance balances recoverable by monitoring the A.M. Best and S&P ratings of our reinsurers. In addition, we subject our reinsurance recoverables to detailed recoverability tests, including a segment based analysis using the average default rating percentage by S&P rating, which assists us in assessing the sufficiency of the existing allowance. Additionally, we perform an in-depth reinsurer financial condition analysis prior to the renewal of our reinsurance placements.

Our policy is to charge to earnings, in the form of an allowance, an estimate of unrecoverable amounts from reinsurers. This allowance is reviewed on an ongoing basis to ensure that the amount makes a reasonable provision for reinsurance balances that we may be unable to recover. Once regulatory action (such as receivership, finding of insolvency, order of conservation, order of liquidation, etc.) is taken against a reinsurer, the paid and unpaid recoverable for the reinsurer are specifically identified and written off through the use of our allowance for estimated unrecoverable amounts from reinsurers. When we write-off such a balance, it is done in full. We then re-evaluate the remaining allowance and determine whether the balance is sufficient as detailed above and if needed, an additional allowance is recognized and income charged. The amounts of allowances for uncollectible amounts on paid and unpaid recoverables were $13.5 million and $14.8 million, respectively, at December 31, 2012. At December 31, 2011, the amounts were $13.7 million and $14.8 million, respectively. We have no receivables with a due date that extends beyond one year that are not included in our allowance for uncollectible amounts, other than the receivable related to our crop reinsurance program. The amount receivable under our crop reinsurance business, which represents $20.4 million of our total premiums and reinsurance balances receivable at December 31, 2012, is not contractually due until the final settlement of the 2012 crop year, which will occur during the fourth quarter of 2013.

HISTORICAL LOSS AND LAE DEVELOPMENT	12 Months Ended
Dec. 31, 2012
HISTORICAL LOSS AND LAE DEVELOPMENT
HISTORICAL LOSS AND LAE DEVELOPMENT

6. HISTORICAL LOSS AND LAE DEVELOPMENT

The following table is a reconciliation of our unpaid losses and settlement expenses (LAE) for the years 2012, 2011 and 2010.

(in thousands)	2012	2011	2010
Unpaid losses and LAE at beginning of year:
Gross	$1,150,714	$1,173,943	$1,146,460
Ceded	(353,805)	(354,163)	(336,392)
Net	$796,909	$819,780	$810,068
Unpaid losses and LAE:
CBIC-Acquisition Date:
April 28, 2011
Gross	$—	$72,387	$—
Ceded	—	(18,881)	—
Net	$—	$53,506	$—
Increase (decrease) in incurred losses and LAE:
Current accident year	$336,228	$310,145	$284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Total incurred	$271,645	$200,084	$201,332
Loss and LAE payments for claims incurred:
Current accident year	$(69,785)	$(89,924)	$(43,945)
Prior accident year	(200,170)	(186,537)	(147,675)
Total paid	$(269,955)	$(276,461)	$(191,620)
Net unpaid losses and LAE at end of year	$798,599	$796,909	$819,780
Unpaid losses and LAE at end of year:
Gross	$1,158,483	$1,150,714	$1,173,943
Ceded	(359,884)	(353,805)	(354,163)
Net	$798,599	$796,909	$819,780

The differences from our initial reserve estimates emerged as changes in our ultimate loss estimates as we updated those estimates through our reserve analysis process. The recognition of the changes in initial reserve estimates occurred over time as claims were reported, initial case reserves were established, initial reserves were reviewed in light of additional information and ultimate payments were made on the collective set of claims incurred as of that evaluation date. The new information on the ultimate settlement value of claims is continually updated until all claims in a defined set are settled. As a small specialty insurer with a diversified product portfolio, our experience will ordinarily exhibit fluctuations from period to period. While we attempt to identify and react to systematic changes in the loss environment, we also must consider the volume of experience directly available to us and interpret any particular period’s indications with a realistic technical understanding of the reliability of those observations.

The following table summarizes our prior accident years’ loss reserve development by segment for 2012, 2011 and 2010:

(FAVORABLE)/UNFAVORABLE RESERVE DEVELOPMENT BY SEGMENT

(in thousands)	2012	2011	2010
Casualty	$(40,449)	$(83,892)	$(64,602)
Property	(16,800)	(18,453)	(8,271)
Surety	(7,334)	(7,716)	(10,370)
Total	$(64,583)	$(110,061)	$(83,243)

A discussion of significant components of reserve development for the three most recent calendar years follows:

2012. We experienced favorable emergence relative to prior years’ reserve estimates in all of our segments during 2012. Development from the casualty segment totaled $40.4 million with the largest amounts coming from accident years 2007 through 2010. We continue to experience emergence that is generally better than previously estimated, but to a lesser degree in 2012 than in the previous two years. Frequency and severity trends have been favorable relative to initial estimates and we believe this is largely due to risk selection by our underwriters, which has been effective in offsetting loss cost trends and a competitive pricing environment. Our general liability product was the largest single contributor to this favorable development at $14.2 million. Although the habitational classes within this product produced adverse development, it was more than offset by favorable development from the construction classes. The second largest contributor was our personal umbrella product at $11.5 million and we also had a favorable contribution of $4.9 million from our commercial umbrella products. In addition, our active program business combined for $9.2 million of favorable development, coming mostly from the CBIC products that were added in 2011. Our run-off program business contributed $4.6 million of favorable development coming mostly from the discontinued restaurant-bar-tavern class. Two business units experienced adverse development in 2012. Transportation and executive products were unfavorable by $3.2 million and $2.2 million, respectively.

For the second year in a row, our marine product was the predominant driver of the favorable development in the property segment, accounting for $12.1 million of the $16.8 million total favorable development for the segment. The accident years making the largest contributions were 2008 through 2010. The marine protection & indemnity and liability coverages were responsible for the majority of the favorable loss experience. Our other direct property products contributed $3.5 million of favorable development with the majority of that coming from loss reductions on previous hurricanes and storms. Development on assumed reinsurance business was also favorable overall.

The surety segment experienced $7.3 million of favorable development with nearly all of it coming from accident years 2010 and 2011. The development from the commercial, miscellaneous and energy products more than offset $2.6 million of unfavorable development from the contract surety product. Last year we started seeing evidence that the cumulative effect of the economic environment was having an adverse impact on our customers and our experience, in particular for contract surety. This continued during 2012 causing us to increase our estimates for contract surety for prior accident years, in particular accident year 2011.

2011. During 2011, all of our segments experienced favorable emergence from prior years’ reserve estimates. From the casualty segment there was $83.9 million of favorable development coming mostly from accident years 2006 through 2009. Again this year, the expected loss ratios initially used to establish carried reserves for these accident years proved to be higher than required. This resulted in loss emergence significantly lower than expected. This was predominantly caused by favorable frequency and severity trends that continued to be considerably less than our long-term expectations. In addition, we believe this to be the result of our underwriters’ risk selection, which has mostly offset price declines and loss cost inflation. Nearly all of our casualty products contributed to the favorable development, but this was particularly true for our general liability product. It was by far the largest contributor at $37.3 million and was driven primarily by the construction classes. Other significant favorable development came from our commercial umbrella, personal umbrella and transportation products in amounts of $15.1 million, $7.7 million and $6.9 million, respectively. In addition, our program business, much of which is in runoff, was responsible for $6.2 million of the total. Unfavorable development came from the asbestos and environmental exposures associated with business assumed in the 1970’s and 1980’s, which totaled $1.5 million.

The property segment experienced $18.5 million of favorable development in 2011. Of this amount, $8.5 million came from the marine product in accident years 2008 through 2010. The longer-tailed hull, protection & indemnity and liability coverages were responsible for most of the total. The difference in conditions product was also a contributor in 2011 with $7.0 million of favorable development that was primarily the result of the favorable final resolution of a claim arising from the 1994 Northridge earthquake. Other products having favorable development were assumed crop, assumed facultative reinsurance and homeowners.

The surety segment contributed $7.7 million of favorable emergence in 2011. Accident years 2010 and 2009 were responsible for the majority of that development. The biggest contributors by product were contract, energy and commercial with favorable development of $3.9 million, $2.2 million and  $2.0 million, respectively. We have been monitoring these products for the last few years for signs of adverse experience caused by the economic environment. In prior years we had not seen much evidence of stress on our customers. However, this began to change somewhat in 2011, particularly with respect to contract surety. This did not significantly affect development on prior accident years, but did affect loss estimates for the current accident year.

2010. During 2010, we experienced favorable loss emergence from prior years’ reserve estimates across all of our segments. For our casualty segment, we experienced $64.6 million of favorable development, predominantly from the accident years 2006 through 2008. In retrospect, the expected loss ratios initially used to establish carried reserves for these accident years proved to be higher than required, which resulted in loss emergence significantly lower than expected. This was predominantly caused by favorable frequency and severity trends that continued to be considerably less than we expect over the long term. This was particularly true for our personal umbrella, transportation and executive products which experienced favorable loss development of $17.7 million, $11.6 million and $9.1 million, respectively. We also saw favorable loss emergence across most of our other casualty business including our commercial umbrella, program and general liability products. The experience on program business was a reversal compared to our experience in recent years. The contribution from general liability was much smaller than in previous years because of adverse experience on owner, landlord and tenant (non-construction) classes. This affected development on accident year 2009 in particular. In addition, we realized favorable development from some runoff casualty business including environmental and asbestos exposures. This was enhanced by successful reinsurance recovery efforts.

Our property segment realized $8.3 million of favorable loss development in 2010. Most of the development came from accident years 2009 and 2008. Marine business was the primary driver of the favorable development accounting for $4.6 million. The corrective actions taken in 2009 had a positive impact on 2010 results, particularly in the hull, protection & indemnity and marine liability products. Nearly every other property product experienced favorable development with the difference in conditions, assumed facultative reinsurance and runoff construction products having the most favorable results.

The surety segment experienced $10.4 million of favorable emergence in 2010. Accident year 2009 produced nearly all of the favorable development. The contract and commercial surety products were responsible for the majority of the favorable development, contributing $5.4 million and $3.7 million, respectively. We have been monitoring these products closely for signs of adverse experience caused by the condition of the economy over the last few years. To date, the impact has been much less than we thought likely and is largely responsible for the favorable development.

ENVIRONMENTAL, ASBESTOS AND MASS TORT EXPOSURES

We are subject to environmental site cleanup, asbestos removal and mass tort claims and exposures through our commercial umbrella, general liability and discontinued assumed casualty reinsurance lines of business. The majority of the exposure is in the excess layers of our commercial umbrella and assumed reinsurance books of business.

The following table represents paid and unpaid environmental, asbestos and mass tort claims data (including incurred but not reported losses) as of December 31, 2012, 2011 and 2010:

(in thousands)	2012	2011	2010
LOSS AND LAE PAYMENTS (CUMULATIVE)
Gross	$102,222	$91,079	$86,453
Ceded	(57,345)	(48,039)	(43,015)
Net	$44,877	$43,040	$43,438
UNPAID LOSSES AND LAE AT END OF YEAR
Gross	$50,353	$66,429	$72,243
Ceded	(16,733)	(31,633)	(36,895)
Net	$33,620	$34,796	$35,348

Our environmental, asbestos and mass tort exposure is limited, relative to other insurers, as a result of entering the affected liability lines after the insurance industry had already recognized environmental and asbestos exposure as a problem and adopted appropriate coverage exclusions. The majority of our reserves are associated with products that went into runoff at least two decades ago. Some are for assumed reinsurance, some are for excess liability business and some followed from the acquisition of Underwriters Indemnity Company in 1999.

Calendar year 2012 was fairly benign in the aggregate, with a very small increase in inception-to-date incurred losses on a net basis but a moderate decrease on a gross basis. The most significant change was the settlement of an environmental claim from 2007 in our marine book with gross payments of $9.3 million and net payments of $0.3 million. Case reserves were decreased by nearly the same amounts causing us to significantly decrease the amount of gross and ceded IBNR allocated to environmental losses.

While our environmental exposure is limited, the ultimate liability for this exposure is difficult to assess because of the extensive and complicated litigation involved in the settlement of claims and evolving legislation on issues such as joint and several liability, retroactive liability and standards of cleanup. Additionally, we participate primarily in the excess layers of coverage, where accurate estimates of ultimate loss are more difficult to derive than for primary coverage.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

7. INCOME TAXES

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are summarized as follows:

(in thousands)	2012	2011
Deferred tax assets:
Tax discounting of claim reserves	$25,462	$26,781
Unearned premium offset	20,731	19,575
Deferred compensation	5,614	8,746
Stock option expense	4,678	3,954
NOL carryforward	3,223	5,486
Other	433	298
Deferred tax assets before allowance	60,141	64,840
Less valuation allowance	—	—
Total deferred tax assets	$60,141	$64,840
Deferred tax liabilities:
Net unrealized appreciation of securities	$77,036	$63,274
Deferred policy acquisition costs	18,320	18,236
Book/tax depreciation	1,060	2,122
Intangible assets from CBIC acquisition	4,541	4,869
Undistributed earnings of unconsolidated investee	13,812	13,016
Other	938	1,190
Total deferred tax liabilities	115,707	102,707
Net deferred tax liability	$(55,566)	$(37,867)

Income tax expense attributable to income from operations for the years ended December 31, 2012, 2011 and 2010, differed from the amounts computed by applying the U.S. federal tax rate of 35 percent to pretax income from continuing operations as demonstrated in the following table:

(in thousands)	2012	2011	2010
Provision for income taxes at the statutory federal tax rates	$49,956	$64,255	$62,883
Increase (reduction) in taxes resulting from:
Dividends received deduction	(2,630)	(1,980)	(1,628)
ESOP dividends paid deduction	(3,596)	(3,367)	(4,358)
Tax-exempt interest income	(2,995)	(2,412)	(3,221)
Other items, net	(1,349)	492	(2,206)
Total	$39,386	$56,988	$51,470

Our effective tax rates were 27.6 percent, 31.0 percent and 28.6 percent for 2012, 2011 and 2010, respectively. Effective rates are dependent upon components of pretax earnings and the related tax effects. The effective rate for 2012 was lower than 2011 due to a decrease in underwriting income along with an increase in tax-exempt income and dividends qualifying for preferential tax treatment, specifically as noted below from Maui Jim.

Dividends paid to our Employee Stock Ownership Plan (ESOP) result in a tax deduction. Special dividends paid to the company’s ESOP in 2012, 2011 and 2010 resulted in tax benefits of $2.9 million, $2.7 million and $3.6 million, respectively. These tax benefits reduced the effective tax rate for 2012, 2011 and 2010 by 2.0 percent, 1.5 percent and 2.0 percent, respectively.

Our net earnings include equity in earnings of unconsolidated investee, Maui Jim. This investee does not have a policy or pattern of paying dividends. As a result, we record a deferred tax liability on the earnings at the corporate capital gains rate of 35 percent. In the fourth quarter 2012, we received a $6.6 million dividend from Maui Jim. In accordance with GAAP guidelines on income taxes, we recognized a $1.8 million tax benefit from applying the lower tax rate applicable to affiliated dividends as compared to the corporate capital gains rate on which the deferred tax liabilities were based. This benefit is included in the Other items, net caption in the previous table. Standing alone the dividend resulted in a 1.3 percent reduction to the year to date effective tax rate. Prior to 2012, the most recent dividend from Maui Jim was the fourth quarter of 2010 ($7.9 million with a tax benefit of $2.2 million). We do not anticipate dividends in future periods as we expect to recover our investment through means other than receipt of dividends.

We have recorded our deferred tax assets and liabilities using the statutory federal tax rate of 35 percent. We believe it is more likely than not that all deferred tax assets will be recovered given the carry back availability as well as the results of future operations, which will generate sufficient taxable income to realize the deferred tax asset. In addition, we believe when these deferred items reverse in future years, our taxable income will be taxed at an effective rate of 35 percent.

In 2011, a deferred tax asset was recorded at $5.5 million for the net operating loss (NOL) carryforward stemming from the CBIC acquisition. This NOL was primarily the result of certain transaction-related items, including employee bonuses that were incurred by CBIC in conjunction with the sale. A portion of the NOL was carried back to recover taxes paid in prior periods. The remaining NOL is being carried forward to future tax years. Due to our consistent history of taxable income, we expect to recover the remaining NOL by the end of 2014.

Federal and state income taxes paid in 2012, 2011 and 2010, amounted to $25.9 million, $50.5 million and $52.0 million, respectively.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

8. EMPLOYEE BENEFITS

EMPLOYEE STOCK OWNERSHIP, 401(K) AND BONUS AND INCENTIVE PLANS

We maintain ESOP, 401(k) and bonus and incentive plans covering executives, managers and associates. At the board of directors’ discretion, funding of these plans is primarily dependent upon reaching predetermined levels of operating return on equity, combined ratio and Market Value Potential (MVP). MVP is a compensation model that measures components of comprehensive earnings against a minimum required return on our capital. Bonuses are earned as we generate earnings in excess of this required return. While some management incentive plans may be affected somewhat by other performance factors, the larger influence of corporate performance ensures that the interests of our executives, managers and associates correspond with those of our shareholders.

Our 401(k) plan allows voluntary contributions by employees and permits ESOP diversification transfers for employees meeting certain age or service requirements. We provide a basic 401(k) contribution of 3 percent of eligible compensation. Participants are 100 percent vested in both voluntary and basic contributions. Additionally, an annual discretionary profit-sharing contribution may be made to the ESOP and 401(k), subject to the achievement of certain overall financial goals and board approval. Profit-sharing contributions vest after three years of plan service.

Our ESOP and 401(k) cover all employees meeting eligibility requirements. ESOP and 401(k) profit-sharing contributions are determined annually by our board of directors and are expensed in the year earned. ESOP and 401(k)-related expenses (basic and profit-sharing) were $7.8 million, $10.6 million and $8.3 million, for 2012, 2011 and 2010, respectively.

During 2012, the ESOP purchased 164,459 shares of RLI stock on the open market at an average price of $68.11 ($11.2 million) relating to the contribution for plan year 2011. Shares held by the ESOP as of December 31, 2012, totaled 1,689,682 and are treated as outstanding in computing our earnings per share. During 2011, the ESOP purchased 89,783 shares of RLI stock on the open market at an average price of $57.64 ($5.2 million) relating to the contribution for plan year 2010. During 2010, the ESOP purchased 113,006 shares of RLI stock on the open market at an average price of $51.10 ($5.8 million) relating to the contribution for plan year 2009.

Annual bonuses are awarded to executives, managers and associates through our incentive plans, provided certain financial and operational goals are met. Annual expenses for these incentive plans totaled $16.7 million, $17.4 million and $16.0 million for 2012, 2011 and 2010, respectively.

DEFERRED COMPENSATION

We maintain “rabbi trusts” for deferred compensation plans for directors, key employees and executive officers through which our shares are purchased. GAAP guidelines prescribe an accounting treatment whereby the employer stock in the plan is classified and accounted for as equity, in a manner consistent with the accounting for treasury stock.

In 2012, the trusts purchased 7,484 shares of our common stock on the open market at an average price of $68.48 ($0.5 million). In 2011, the trusts purchased 9,781 shares of our common stock on the open market at an average price of $59.49 ($0.6 million). In 2010, the trusts purchased 5,518 shares of our common stock on the open market at an average price of $55.46 ($0.3 million). At December 31, 2012, the trusts’ assets were valued at $21.8 million.

STOCK OPTIONS AND STOCK PLANS

Our RLI Corp. Omnibus Stock Plan (omnibus plan) was in place from 2005 to 2010. The omnibus plan provided for grants of up to 1,500,000 shares (subject to adjustment for changes in our capitalization). Since 2005, we have granted 1,228,726 stock options under this plan, including incentive stock options (ISOs), which were adjusted as part of the special dividends in 2012, 2011 and 2010.

During the second quarter of 2010, our shareholders approved the RLI Corp. Long-Term Incentive Plan (LTIP), which replaced the omnibus plan. In conjunction with the adoption of the LTIP, effective May 6, 2010, options will no longer be granted under the omnibus plan. Awards under the LTIP may be in the form of restricted stock, stock options (nonqualified only), stock appreciation rights, performance units, as well as other stock-based awards. Eligibility under the LTIP is limited to employees or directors of the company or any affiliate. The granting of awards under the LTIP is solely at the discretion of the executive resources committee of the board of directors. The total number of shares of common stock available for distribution under the LTIP may not exceed 2,000,000 shares (subject to adjustment for changes in our capitalization). Since 2010, we have granted 839,900 stock options under the LTIP, including 334,900 in 2012.

Under the LTIP, as under the omnibus plan, we grant stock options for shares with an exercise price equal to the fair market value of the shares at the date of grant. Options generally vest and become exercisable ratably over a five-year period. Beginning with the annual grant in May 2009, options granted under both plans have an eight-year life. Prior to that grant, options were granted with a 10-year life. The related compensation expense is recognized over the requisite service period.

In most instances, the requisite service period and vesting period will be the same. For participants who are retirement eligible, defined by the plan as those individuals whose age and years of service equals 75, the requisite service period is deemed to be met and options are immediately expensed on the date of grant. For participants who will become retirement eligible during the vesting period, the requisite service period over which expense is recognized is the period between the grant date and the attainment of retirement eligibility. Shares issued upon option exercise are newly issued shares.

On November 14, 2012, the board of directors declared a $5.00 per share special cash dividend to be paid on December 20, 2012, to shareholders of record at the close of business on November 30, 2012. To preserve the intrinsic value for option holders, the board also approved, pursuant to the terms of our various stock option plans, a proportional adjustment to both the exercise price and the number of shares covered by each award for all outstanding ISOs and an adjustment to the exercise price (equivalent to the special dividend) for all outstanding non-qualified options. The majority (99 percent) of outstanding options at the time of the adjustment were non-qualified. These adjustments did not result in any incremental compensation expense as the aggregate fair value, aggregate intrinsic value and the ratio of the exercise price to the market price are approximately equal immediately before and after the adjustment. Similarly, on November 17, 2011, the board of directors declared a $5.00 per share special cash dividend to be paid on December 20, 2011, to shareholders of record at the close of business on November 30, 2011. On December 1, 2010, the board of directors declared a $7.00 per share special cash dividend to be paid on December 29, 2010, to shareholders of record at the close of business on December 16, 2010. The adjustments made for the 2012 dividend were also made for the 2011 and 2010 dividends and did not result in any incremental compensation expense.

The following tables summarize option activity in 2012, 2011 and 2010:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2012	1,280,866	$43.23
Options granted	334,900	$63.43
Special dividend*	1,086	$30.78
Options exercised	(141,130)	$38.06		$4,712
Options cancelled/forfeited	(3,120)	$40.84
Outstanding options at December 31, 2012	1,472,602	$44.45	5.43	$29,865
Exercisable options at December 31, 2012	681,092	$36.57	4.27	$19,135

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2011	1,524,982	$41.32
Options granted	297,950	$55.03
Special dividend*	1,541	$32.16
Options exercised	(515,317)	$34.61		$12,764
Options cancelled/forfeited	(28,290)	$41.64
Outstanding options at December 31, 2011	1,280,866	$43.23	5.62	$37,949
Exercisable options at December 31, 2011	603,936	$39.80	4.54	$19,965

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2010	1,583,803	$44.73
Options granted	223,150	$49.07
Special dividend*	5,398	$34.25
Options exercised	(244,505)	$28.95		$6,467
Options cancelled/forfeited	(42,864)	$40.15
Outstanding options at December 31, 2010	1,524,982	$41.32	5.79	$17,161
Exercisable options at December 31, 2010	833,331	$37.96	4.86	$12,176

*An adjustment was made to the exercise price and number of ISO options outstanding for the special cash dividends paid during December 2012, 2011 and 2010. “Special dividend” represents the incremental options issued as a result of this adjustment.

The majority of our options are granted annually at our regular board meeting in May. In addition, options are approved at the May meeting for quarterly grants to certain retirement eligible employees. Since grants to retirement eligible employees are fully expensed when issued, the approach allows for a more even expense distribution throughout the year.

In 2012, 334,900 options were granted with an average exercise price of $63.43 and an average fair value of $13.11. Of these grants, 218,900 were granted at the board meeting in May with a calculated fair value of $13.07. We recognized $3.6 million of expense during 2012 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.3 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $4.3 million, which will be recognized over the remainder of the vesting period.

In 2011, 297,950 options were granted with an average exercise price of $55.03 and an average fair value of $12.91. Of these grants, 201,000 were granted at the board meeting in May with a calculated fair value of $12.92. We recognized $3.5 million of expense during 2011 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.2 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $3.6 million, which will be recognized over the remainder of the vesting period.

In 2010, 223,150 options were granted with an average exercise price of $49.07 and an average fair value of $13.20. Of these grants, 167,150 were granted at the board meeting in May with a calculated fair value of $13.42. We recognized $3.1 million of expense during 2010 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.1 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $3.7 million, which will be recognized over the remainder of the vesting period.

The fair value of options were estimated using a Black-Scholes based option pricing model with the following weighted-average grant-date assumptions and weighted average fair values as of December 31:

	2012	2011	2010
Weighted-average fair value of grants	$13.11	$12.91	$13.20
Risk-free interest rates	0.90%	2.06%	2.58%
Dividend yield	1.93%	1.89%	1.74%
Expected volatility	25.62%	25.68%	25.91%
Expected option life	5.43 years	5.54 years	5.61 years

The risk-free rate is determined based on U.S. treasury yields that most closely approximate the option’s expected life. The dividend yield is calculated based on the average annualized dividends paid during the most recent five-year period. It excludes the special dividends paid in 2012, 2011 and 2010. The expected volatility is calculated based on the mean reversion of RLI’s stock. The expected option life is determined based on historical exercise behavior and the assumption that all outstanding options will be exercised at the midpoint of the current date and remaining contractual term, adjusted for the demographics of the current year’s grant.

Prior to 2011, directors participated in the Non-Employee Directors’ Stock Plan under which directors could receive awards of company stock. All stock awards to outside directors in 2009 were made under the omnibus plan and the 2010 and 2011 awards were made under the LTIP.

Total shares awarded to outside directors under the plans (LTIP in 2011, and both the LTIP and omnibus plan in 2010) were 1,541 in 2011 and 2,474 in 2010. Shares were awarded at an average share price of $54.95 in 2011 and $55.20 in 2010. We recognized $0.1 million of expense related to these awards in both 2011 and 2010.

POST-RETIREMENT BENEFITS OTHER THAN PENSION

In 2002, we began offering certain eligible employees post-employment medical coverage. Under our plan, employees who retire at age 55 or older with 20 or more years of company service may continue medical coverage under our health plan. Former employees who elect continuation of coverage pay the full COBRA (Consolidated Omnibus Budget Reconciliation Act of 1985) rate and coverage terminates upon reaching age 65. We expect a relatively small number of employees will use this benefit and thus expect any corresponding liability will be immaterial. The COBRA rate established for participating employees has historically covered the cost of providing this coverage.

STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS	12 Months Ended
Dec. 31, 2012
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS

9. STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS

The statutory financial statements of our four insurance companies are presented on the basis of accounting practices prescribed or permitted by the insurance regulatory authority of their respective states of domicile, which are the Illinois Department of Insurance and the Washington State Office of the Insurance Commissioner. Each of those domiciliary states has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices. We do not use any permitted statutory accounting practices that differ from NAIC prescribed statutory accounting practices. In converting from statutory to GAAP, typical adjustments include deferral of policy acquisition costs, the inclusion of statutory non-admitted assets and the inclusion of net unrealized holding gains or losses in shareholders’ equity relating to fixed maturities.

The NAIC has risk-based capital (RBC) requirements that require insurance companies to calculate and report information under a risk-based formula, which measures statutory capital and surplus needs based upon a regulatory definition of risk relative to the company’s balance sheet and mix of products. As of December 31, 2012, each of our insurance subsidiaries had an RBC amount in excess of the authorized control level RBC, as defined by the NAIC. RLI Insurance Company (RLI Ins.), our principal insurance company subsidiary, had an authorized control level RBC of $90.4 million, $89.3 million and $81.1 million as of December 31, 2012, 2011 and 2010, respectively, compared to actual statutory capital and surplus of $684.1 million, $710.2 million and $732.4 million, respectively, for these same periods.

Year-end statutory surplus presented in the table below includes $9.1 million of RLI stock (cost basis of $64.6 million) held by Mt. Hawley Insurance Company. The Securities Valuation Office provides specific guidance for valuing this investment, which is eliminated in our GAAP consolidated financial statements.

The following table includes selected information for our insurance subsidiaries for the year ending and as of December 31:

(in thousands)	2012	2011	2010
Consolidated net income, statutory basis	$125,672	$118,922	$143,091
Consolidated surplus, statutory basis	$684,072	$710,186	$732,379

As discussed in note 1.A, our insurance subsidiaries are organized in a vertical structure with RLI Ins. as the first-level, or principal, insurance subsidiary of RLI Corp. At the holding company (RLI Corp.) level, we rely largely on dividends from our insurance company subsidiaries to meet our obligations for paying principal and interest on outstanding debt, corporate expenses and dividends to RLI Corp. shareholders. As discussed further below, dividend payments to RLI Corp. from our principal insurance subsidiary are restricted by state insurance laws as to the amount that may be paid without prior approval of the insurance regulatory authorities of Illinois. As a result, we may not be able to receive dividends from such subsidiary at times and in amounts necessary to pay desired dividends to RLI Corp. shareholders. As of December 31, 2012, our holding company had $796.4 million in equity. Of this amount, $684.1 million is related to the statutory equity of our insurance subsidiaries, which is subject to regulatory restrictions under state insurance laws. The remaining $112.3 million in holding company equity is not restricted and is comprised primarily of investments and cash, including $35.1 million in liquid assets, which approximate annual holding company expenditures. Unrestricted funds at the holding company are available to fund debt interest, general corporate obligations and dividend payments to our shareholders. If necessary, the holding company also has other potential sources of liquidity that could provide for additional funding to meet corporate obligations or pay shareholder dividends, which include a revolving line of credit, as well as issuances of common stock and debt.

Ordinary dividends, which may be paid by our principal insurance subsidiary without prior regulatory approval, are subject to certain limitations based upon income, surplus and earned surplus. The maximum ordinary dividend distribution from our principal insurance subsidiary in a rolling 12-month period is limited by Illinois law to the greater of 10 percent of RLI Ins. policyholder surplus, as of December 31 of the preceding year, or the net income of RLI Ins. for the 12-month period ending December 31 of the preceding year. Ordinary dividends are further restricted by the requirement that they be paid from earned surplus. In 2012 and 2010, our principal insurance subsidiary paid ordinary dividends totaling $13.0 million and $58.0 million, respectively, to RLI Corp. Any dividend distribution in excess of the ordinary dividend limits is deemed extraordinary and requires prior approval from the Illinois Department of Insurance. In 2012, 2011 and 2010, our principal insurance subsidiary sought and received regulatory approval prior to the payment of extraordinary dividends totaling $125.0 million, $150.0 million and $150.0 million, respectively. As a result of these extraordinary dividends, as of December 31, 2012, 2011 and 2010, respectively, the net assets of our principal insurance subsidiary are restricted and prior approval from the Illinois Department of Insurance is required for all dividends to RLI Corp. Because the limitations are based upon a rolling 12-month period, the presence, amount and impact of these restrictions vary over time.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

10. COMMITMENTS AND CONTINGENT LIABILITIES

We are party to numerous claims, losses and litigation matters that arise in the normal course of our business. Many of such claims, losses or litigation matters involve claims under policies that we underwrite as an insurer. We believe that the resolution of these claims and losses will not have a material adverse effect on our financial condition, results of operations or cash flows. We are also involved in various other legal proceedings and litigation unrelated to our insurance business that arise in the ordinary course of business operations. Management believes that any liabilities that may arise as a result of these legal matters will not have a material adverse effect on our financial condition or results of operations.

We have operating lease obligations for regional office facilities. These leases expire in various years through 2023. Expenses associated with these leases totaled $5.4 million in 2012, $5.0 million in 2011 and $4.2 million in 2010. Minimum future rental payments under non-cancellable leases are as follows:

(in thousands)
2013	$4,701
2014	4,597
2015	3,902
2016	3,017
2017	2,354
2018-2023	5,501
Total minimum future rental payments	$24,072

OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

11. OPERATING SEGMENT INFORMATION

The following table summarizes our segment data based on the internal structure and reporting of information as it is used by management. The segments of our insurance operations include casualty, property and surety.

The casualty portion of our business consists largely of general liability, personal umbrella, transportation, executive products, commercial umbrella, package business and other specialty coverages, such as our professional liability for design professionals. We also offer fidelity and crime coverage for commercial insureds and select financial institutions and recently expanded our casualty offerings to include medical malpractice liability in the excess and surplus market. The casualty business is subject to the risk of estimating losses and related loss reserves because the ultimate settlement of a casualty claim may take several years to fully develop. The casualty segment is also subject to inflation risk and may be affected by evolving legislation and court decisions that define the extent of coverage and the amount of compensation due for injuries or losses.

Our property segment is comprised primarily of commercial fire, earthquake, difference in conditions, marine, facultative and treaty reinsurance, including crop, and select personal lines policies, including recreational vehicle insurance and Hawaii homeowners coverages. Property insurance and reinsurance results are subject to the variability introduced by perils such as earthquakes, fires and hurricanes. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coast, as well as to homes we insure in Hawaii. We limit our net aggregate exposure to a catastrophic event by minimizing the total policy limits written in a particular region, purchasing reinsurance and through extensive use of computer-assisted modeling techniques. These techniques provide estimates that help us carefully manage the concentration of risks exposed to catastrophic events. Our assumed multi-peril crop and hail treaty reinsurance business covers revenue shortfalls or production losses due to natural causes such as drought, excessive moisture, hail, wind, frost, insects and disease. Significant aggregation of these losses is mitigated by the Federal Government reinsurance program that provides stop loss protection inuring to our benefit.

The surety segment specializes in writing small-to-large commercial and contract surety coverages, as well as those for the energy, petrochemical and refining industries. We offer miscellaneous bonds, including license and permit, notary and court bonds. Often, our surety coverages involve a statutory requirement for bonds. While these bonds typically maintain a relatively low loss ratio, losses may fluctuate due to adverse economic conditions affecting the financial viability of our insureds. The contract surety product guarantees the construction work of a commercial contractor for a specific project. Generally, losses occur due to the deterioration of a contractor’s financial condition. This line has historically produced marginally higher loss ratios than other surety lines during economic downturns.

Net investment income is the by-product of the interest and dividend income streams from our investments in fixed income and equity securities. Interest and general corporate expenses include the cost of debt and other director and shareholder relations costs incurred for the benefit of the corporation, but not attributable to the operations of our insurance segments. Investee earnings represent our share in Maui Jim earnings. We own 40 percent of Maui Jim, which operates in the sunglass and optical goods industries; Maui Jim is privately held.

The following tables provide financial data used by management. The net earnings of each segment are before taxes, and include revenues (if applicable), direct product or segment costs (such as commissions, claims costs, etc.), as well as allocated support costs from various support departments. While depreciation and amortization charges have been included in these measures via our expense allocation system, the related assets are not allocated for management use and, therefore, are not included in this schedule.

REVENUES

(in thousands)	2012	2011	2010
Casualty	$267,697	$236,198	$232,047
Property	202,402	203,660	181,645
Surety	106,472	98,594	79,690
Segment totals before income taxes	$576,571	$538,452	$493,382
Net investment income	58,831	63,681	66,799
Net realized gains	25,372	17,036	23,243
Total	$660,774	$619,169	$583,424

INSURANCE EXPENSES

(in thousands)	2012	2011	2010
Loss and settlement expenses:
Casualty	$144,106	$85,091	$114,861
Property	115,707	101,969	82,463
Surety	11,832	13,024	4,008
Segment totals before income taxes	$271,645	$200,084	$201,332
Policy acquisition costs:
Casualty	$76,765	$67,495	$59,628
Property	60,070	57,878	52,847
Surety	59,527	58,495	44,419
Segment totals before income taxes	$196,362	$183,868	$156,894
Other insurance expenses:
Casualty	$21,387	$22,215	$20,474
Property	14,933	13,481	12,042
Surety	8,651	8,616	6,068
Segment totals before income taxes	$44,971	$44,312	$38,584
Total	$512,978	$428,264	$396,810

NET EARNINGS (LOSSES)

(in thousands)	2012	2011	2010
Casualty	$25,439	$61,397	$37,084
Property	11,692	30,332	34,293
Surety	26,462	18,459	25,195
Net underwriting income	$63,593	$110,188	$96,572
Net investment income	58,831	63,681	66,799
Realized gains	25,372	17,036	23,243
General corporate expense and interest on debt	(13,917)	(13,816)	(14,048)
Equity in earnings of unconsolidated investees	8,853	6,497	7,101
Total earnings before income taxes	$142,732	$183,586	$179,667
Income taxes	$39,386	$56,988	$51,470
Total	$103,346	$126,598	$128,197

The following table further summarizes net premiums earned by major product type within each segment:

	Year ended December 31,
(in thousands)	2012	2011	2010
CASUALTY
General liability	$84,985	$85,020	$96,659
Commercial and personal umbrella	68,287	63,020	61,370
Commercial transportation	34,701	34,106	40,262
P&C package business	28,497	16,379	—
Professional services	28,018	13,151	6,202
Executive products	15,764	14,665	13,624
Specialty programs	2,331	4,325	7,188
Other casualty	5,114	5,532	6,742
Total	$267,697	$236,198	$232,047
PROPERTY
Commercial property	$74,197	$80,743	$80,471
Marine	56,367	51,654	47,981
Property reinsurance	27,021	19,925	14,664
Crop reinsurance	24,506	34,935	27,082
Other property	20,311	16,403	11,447
Total	$202,402	$203,660	$181,645
SURETY
Miscellaneous	$39,299	$34,837	$24,855
Contract	26,329	24,354	18,970
Commercial	22,107	21,317	18,869
Oil and gas	18,737	18,086	16,996
Total	$106,472	$98,594	$79,690
Grand total	$576,571	$538,452	$493,382

UNAUDITED INTERIM FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
UNAUDITED INTERIM FINANCIAL INFORMATION
UNAUDITED INTERIM FINANCIAL INFORMATION

12. UNAUDITED INTERIM FINANCIAL INFORMATION

Selected quarterly information is as follows:

(in thousands, except per share data)	First	Second	Third	Fourth	Year
2012
Net premiums earned	$137,280	$141,584	$149,943	$147,764	$576,571
Net investment income	15,293	14,826	14,221	14,491	58,831
Net realized investment gains (losses)	11,416	(664)	5,481	9,139	25,372
Earnings before income taxes	41,109	36,568	36,480	28,575	142,732
Net earnings	28,038	24,748	25,463	25,097	103,346
Basic earnings per share(1)	$1.32	$1.17	$1.20	$1.18	$4.87
Diluted earnings per share(1)	$1.30	$1.15	$1.19	$1.16	$4.79
2011
Net premiums earned	$116,051	$130,826	$146,552	$145,023	$538,452
Net investment income	16,303	15,180	15,954	16,244	63,681
Net realized investment gains (losses)	4,472	10,050	(177)	2,691	17,036
Earnings before income taxes	40,821	67,730	34,907	40,128	183,586
Net earnings	27,706	44,992	23,969	29,931	126,598
Basic earnings per share(1)	$1.32	$2.13	$1.14	$1.42	$6.01
Diluted earnings per share(1)	$1.30	$2.11	$1.12	$1.39	$5.91

(1) Since the weighted-average shares for the quarters are calculated independently of the weighted-average shares for the year, quarterly earnings per share may not total to annual earnings per share.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

13. ACQUISITIONS

On November 2, 2012, we acquired Rockbridge, a Houston-based managing general agency. Rockbridge specializes in medical malpractice insurance in the excess and surplus markets. Coverage is offered to individual physicians and physician groups in all 50 states through a network of retail and wholesale brokers.

During the fourth quarter of 2012, we began our fair value analysis on the acquired Rockbridge assets. Total consideration utilized in our fair value analysis was $16.7 million, which includes $15.5 million of cash paid at acquisition, and $1.2 million associated with the present value of a contingent earn-out agreement. The earn-out is subject to the achievement of certain loss ratio targets and may be adjusted in future periods based on actual performance achieved. Goodwill of $12.4 million, representing the difference between the purchase consideration and the fair value of assets acquired less liabilities assumed, attributable to our casualty segment was recorded. In addition, $4.2 million of separately identifiable intangible assets resulting from the valuations of trade name and acquired software and agency-related relationships have been recognized. In accordance with GAAP, fair value accounting effects may be adjusted up to one year from the acquisition date upon finalization of the valuation process. However, we concluded our analysis in January 2013, which resulted in no adjustments from amounts recorded at December 31, 2012.

On April 28, 2011, we acquired CBIC through an acquisition of its holding company, Data and Staff Service Co., for $135.9 million in cash. CBIC is a Seattle-based insurance company specializing in surety bonds and related niche property and casualty insurance products. The company serves over 30,000 contractors and over 4,000 insurance agents and brokers nationwide. CBIC operates 12 regional branch offices and is a leading writer of contractor license bonds in the Northwest.

During the second quarter of 2011, we began our integration of CBIC operations and personnel into the normal operations of our company and our fair value analysis on CBIC’s opening balance sheet. We concluded our fair value analysis in the fourth quarter of 2011. The consolidated financial statements include CBIC’s results of operations for the twelve-month period ended December 31, 2012 and its assets and liabilities as of December 31, 2012. Comparative period information for 2011 includes results of operations for the eight-month period subsequent to acquisition and assets and liabilities as of December 31, 2011.

Goodwill of $20.4 million was recorded in addition to $14.5 million of separately identifiable intangible assets resulting from the valuations of trade name, insurance licenses, acquired software and agency-related relationships ($12.9 million net of related amortization as of December 31, 2012). The valuation of insurance policies in force, including the value of business acquired (VOBA), was $10.8 million at acquisition. VOBA is included within deferred policy acquisition costs on our consolidated balance sheet. This asset is amortized as the corresponding unearned premium (UEP) acquired ($29.5 million) is earned as revenue. As of December 31, 2012, 96 percent of the UEP acquired had been earned as revenue. As a result, a similar percentage of VOBA was amortized to expense. At December 31, 2012, $1.2 million of the UEP acquired remained, as does $0.6 million of VOBA.

CBIC contributed $54.9 million of gross premiums written in 2012. Premiums of $33.7 million impacted the casualty segment with the remaining $21.2 million attributable to the surety segment. CBIC contributed pretax earnings of $14.0 million, which included underwriting income of $10.1 million and net investment income of $3.9 million. For 2011, CBIC contributed $36.0 million of gross premiums written, an underwriting loss of $0.1 million and net investment income of $2.2 million.

SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2012
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES

SCHEDULE I—SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS

IN RELATED PARTIES

December 31, 2012

Column A	Column B	Column C	Column D
(in thousands)			Amount at
			which shown in
Type of Investment	Cost (1)	Fair Value	the balance sheet
Fixed maturities:
Bonds:
Available-for-sale
U.S. Government	$16,358	$16,713	$16,713
U.S. Agency	11,609	11,759	11,759
Non-U.S. Government & Agency	8,410	9,367	9,367
Mtge/ABS/CMO*	307,310	327,716	327,716
Corporate	535,437	580,708	580,708
Municipal	415,226	432,319	432,319
Total available-for-sale	$1,294,350	$1,378,582	$1,378,582
Held-to-maturity
U.S. Government	$—	$—	$—
U.S. Agency	10,076	10,150	10,076
Corporate	—	—	—
Municipal	1,652	1,718	1,652
Total held-to-maturity	$11,728	$11,868	$11,728

Trading
U.S. Government	$—	$—	$—
U.S. Agency	—	—	—
Mtge/ABS/CMO*	6	7	7
Corporate	—	—	—
Municipal	—	—	—
Total trading	$6	$7	$7

Total fixed maturities	$1,306,084	$1,390,457	$1,390,317

Equity securities, available-for-sale
Common stock
Ind Misc & all other	$186,309	$303,960	$303,960
I Shares (Ind/misc)	53,978	71,828	71,828
Reits (Ind/misc)	—	—	—
Total equity securities	$240,287	$375,788	$375,788

Cash & short-term investments	$74,776	$74,776	$74,776

Total investments and cash	$1,621,147	$1,841,021	$1,840,881

*Mortgage-backed, asset-backed & collateralized mortgage obligations.

Note: See notes 1E and 2 of Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)	12 Months Ended
Dec. 31, 2012
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)

CONDENSED BALANCE SHEETS

December 31,

(in thousands, except share data)	2012	2011
ASSETS

Cash	$14,023	$346
Short-term investments, at cost which approximates fair value	431	11,217
Accounts receivable, affiliates	3,699	—
Investments in subsidiaries, at equity value	822,856	820,633
Investments in unconsolidated investee, at equity value	52,128	49,968
Fixed income:
Available-for-sale, at fair value (amortized cost - $19,967 in 2012 and $28,048 in 2011)	20,599	27,547
Property and equipment, at cost, net of accumulated depreciation of $240 in 2012 and $2,616 in 2011	709	4,771
Income taxes receivable - current	—	2,968
Deferred debt costs	112	219
Other assets	397	482
Total assets	$914,954	$918,151

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities:
Accounts payable, affiliates	$—	$6,684
Income taxes payable—current	207	—
Income taxes payable—deferred	15,183	15,535
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	474	571
Total liabilities	$118,591	$125,517

Shareholders’ equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 shares in 2012 and 21,162,137 shares in 2011)	$32,728	$32,627
Paid in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury shares at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders’ equity	$796,363	$792,634
Total liabilities and shareholders’ equity	$914,954	$918,151

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)—(continued)

CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS

Years ended December 31,

(in thousands)	2012	2011	2010
Net investment income	$837	$1,179	$675
Net realized investment gains (losses)	(2,834)	42	(13)
Equity in earnings of unconsolidated investees	8,853	6,497	7,101
Selling, general and administrative expenses	(7,867)	(7,766)	(7,998)
Interest expense on debt	(6,050)	(6,050)	(6,050)
Loss before income taxes	(7,061)	(6,098)	(6,285)
Income tax benefit	(8,071)	(4,949)	(8,754)
Net earnings (loss) before equity in net earnings of subsidiaries	1,010	(1,149)	2,469
Equity in net earnings of subsidiaries	102,336	127,747	125,728
Net earnings	$103,346	$126,598	$128,197
Other comprehensive income (loss), net of tax
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	$807	$277	$(530)
Less: reclassification adjustment for losses (gains) included in net earnings	(70)	(27)	8
Other comprehensive income (loss) - parent only	737	250	(522)
Equity in other comprehensive earnings of subsidiaries/investees	25,108	21,083	19,103
Other comprehensive earnings	25,845	21,333	18,581
Comprehensive earnings	$129,191	$147,931	$146,778

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)—(continued)

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31,

(in thousands)	2012	2011	2010
Cash flows from operating activities
Earnings (loss) before equity in net earnings of subsidiaries	$1,010	$(1,149)	$2,469
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment (gains) losses	2,834	(42)	13
Depreciation	30	235	271
Other items, net	852	(104)	255
Change in:
Affiliate balances receivable/payable	(10,383)	3,026	(1,109)
Federal income taxes	3,964	3,330	1,730
Stock option excess tax benefit	(1,471)	(4,210)	(2,732)
Changes in investment in unconsolidated investees:
Undistributed earnings	(8,853)	(6,497)	(7,101)
Dividends received	6,600	—	7,920
Net cash provided by (used in) operating activities	$(5,417)	$(5,411)	$1,716
Cash flows from investing activities
Purchase of:
Fixed income, available-for-sale	$(20,147)	$(29,621)	$(42,908)
Short-term investments, net	—	(10,198)	—
Property and equipment	(2,656)	(11)	(6)
Sale of:
Fixed income, available-for-sale	7,938	8,125	—
Short-term investments, net	10,786	—	15,072
Property and equipment	3,108	—	—
Call or maturity of:
Fixed income, available-for-sale	20,185	24,400	27,930
Cash dividends received-subsidiaries	138,000	150,000	208,000
Net cash provided by investing activities	$157,214	$142,695	$208,088
Cash flows from financing activities
Stock option excess tax benefit	$1,471	$4,210	$2,732
Proceeds from stock option exercises	6,104	8,821	5,087
Treasury shares purchased	—	(6,624)	(23,858)
Cash dividends paid	(145,695)	(143,371)	(193,848)
Net cash used in financing activities	$(138,120)	$(136,964)	$(209,887)
Net (decrease) increase in cash	13,677	320	(83)
Cash at beginning of year	346	26	109
Cash at end of year	$14,023	$346	$26

Interest paid on outstanding debt for 2012, 2011 and 2010 amounted to $6.0 million.  See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION

As of and for the years ended December 31, 2012, 2011 and 2010

					Incurred losses
	Deferred policy	Unpaid losses	Unearned	Net	and settlement
(in thousands)	acquisition	and settlement	premiums,	premiums	expenses
Segment	costs	expenses, gross	gross	earned	current year

Year ended December 31, 2012

Casualty segment	$19,673	$955,730	$199,672	$267,697	$184,555
Property segment	14,523	169,250	103,854	202,402	132,507
Surety segment	18,148	33,503	65,820	106,472	19,166

RLI Insurance Group	$52,344	$1,158,483	$369,346	$576,571	$336,228

Year ended December 31, 2011

Casualty segment	$18,507	$973,077	$171,768	$236,198	$168,983
Property segment	14,474	133,861	103,346	203,660	120,422
Surety segment	19,124	43,776	66,153	98,594	20,740

RLI Insurance Group	$52,105	$1,150,714	$341,267	$538,452	$310,145

Year ended December 31, 2010

Casualty segment	$13,439	$1,005,935	$157,249	$232,047	$179,463
Property segment	12,658	134,691	93,265	181,645	90,734
Surety segment	14,145	33,317	51,023	79,690	14,378

RLI Insurance Group	$40,242	$1,173,943	$301,537	$493,382	$284,575

NOTE 1: Investment income is not allocated to the segments, therefore net investment income has not been provided.

See the accompanying report of independent registered public accounting firm on page 49 of this report.

	Incurred
	losses and
	settlement	Policy	Other	Net
(in thousands)	expenses	acquisition	operating	premiums
Segment	prior year	costs	expenses	written

Year ended December 31, 2012

Casualty segment	$(40,449)	$76,765	$21,387	$284,058
Property segment	(16,800)	60,070	14,933	202,971
Surety segment	(7,334)	59,527	8,651	106,057

RLI Insurance Group	$(64,583)	$196,362	$44,971	$593,086

Year ended December 31, 2011

Casualty segment	$(83,892)	$67,495	$22,215	$238,611
Property segment	(18,453)	57,878	13,481	210,904
Surety segment	(7,716)	58,495	8,616	100,123

RLI Insurance Group	$(110,061)	$183,868	$44,312	$549,638

Year ended December 31, 2010

Casualty segment	$(64,602)	$59,628	$20,474	$223,253
Property segment	(8,271)	52,847	12,042	179,899
Surety segment	(10,370)	44,419	6,068	81,988

RLI Insurance Group	$(83,243)	$156,894	$38,584	$485,140

See the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE IV-REINSURANCE	12 Months Ended
Dec. 31, 2012
SCHEDULE IV-REINSURANCE
SCHEDULE IV-REINSURANCE

SCHEDULE IV—REINSURANCE

Years ended December 31, 2012, 2011 and 2010

					Percentage
		Ceded to	Assumed		of amount
(in thousands)	Direct	other	from other	Net	assumed
Segment	amount	companies	companies	amount	to net

2012

Casualty	$362,724	$96,039	$1,012	$267,697	0.4%
Property	203,072	76,817	76,147	202,402	37.6%
Surety	113,328	7,294	438	106,472	0.4%

RLI Insurance Group Premiums earned	$679,124	$180,150	$77,597	$576,571	13.5%

2011

Casualty	$327,411	$91,991	$778	$236,198	0.3%
Property	194,946	56,356	65,070	203,660	32.0%
Surety	103,606	6,148	1,136	98,594	1.2%

RLI Insurance Group Premiums earned	$625,963	$154,495	$66,984	$538,452	12.4%

2010

Casualty	$325,707	$94,807	$1,147	$232,047	0.5%
Property	189,298	53,487	45,834	181,645	25.2%
Surety	84,664	5,630	656	79,690	0.8%

RLI Insurance Group Premiums earned	$599,669	$153,924	$47,637	$493,382	9.7%

See the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS

Years ended December 31, 2012, 2011 and 2010

	Balance	Amounts	Amounts	Balance
	at beginning	charged	recovered	at end of
(in thousands)	of period	to expense	(written off)	period

2012 Allowance for uncollectible reinsurance	$26,404	$—	$—	$26,404

2011 Allowance for uncollectible reinsurance	$26,900	$—	$(496)	$26,404

2010 Allowance for uncollectible reinsurance	$29,620	$(1,865)	$(855)	$26,900

See the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2012
SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS

SCHEDULE VI—SUPPLEMENTARY INFORMATION CONCERNING

PROPERTY-CASUALTY INSURANCE OPERATIONS

Years ended December 31, 2012, 2011 and 2010

(in thousands)	Deferred policy	Claims and	Unearned	Net	Net
Affiliation with	acquisition	claim adjustment	premiums,	premiums	investment
Registrant (1)	costs	expense reserves	gross	earned	income

2012	$52,344	$1,158,483	$369,346	$576,571	$58,831
2011	$52,105	$1,150,714	$341,267	$538,452	$63,681
2010	$40,242	$1,173,943	$301,537	$493,382	$66,799

	Claims and claim adjustment
	expenses incurred related to:		Amortization	Paid claims and	Net
	Current	Prior	of deferred	claim adjustment	premiums
	year	year	acquisition costs	expenses	written

2012	$336,228	$(64,583)	$196,362	$269,955	$593,086
2011	$310,145	$(110,061)	$183,868	$276,461	$549,638
2010	$284,575	$(83,243)	$156,894	$191,620	$485,140

(1)         Consolidated property-casualty insurance operations.

See the accompanying report of independent registered public accounting firm on page 49 of this report.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:
B. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION: The accompanying consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which differ in some respects from those followed in reports to insurance regulatory authorities. The consolidated financial statements include the accounts of our holding company and our subsidiaries. All significant intercompany balances and transactions have been eliminated.

INVESTMENTS:

E. INVESTMENTS: We classify our investments in all debt and equity securities into one of three categories: available-for-sale, held-to-maturity or trading.

AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities not included as held-to-maturity or trading are classified as available-for-sale and reported at fair value. Unrealized gains and losses on these securities are excluded from net earnings but are recorded as a separate component of comprehensive earnings and shareholders’ equity, net of deferred income taxes. All of our equity securities and approximately 99 percent of debt securities are classified as available-for-sale.

HELD-TO-MATURITY SECURITIES

Debt securities that we have the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Except for declines that are other-than-temporary, changes in the fair value of these securities are not reflected in the financial statements. We have classified approximately 1 percent of our debt securities portfolio as held-to-maturity.

TRADING SECURITIES

Debt and equity securities purchased for short-term resale are classified as trading securities. These securities are reported at fair value with unrealized gains and losses included in earnings. We have classified less than 1 percent of our debt securities portfolio as trading.

For the years ended December 31, 2012, 2011 and 2010, no securities were transferred from held-to-maturity to available-for-sale or trading.

We regularly evaluate our fixed income and equity securities using both quantitative and qualitative criteria to determine impairment losses for other-than-temporary declines in the fair value of the investments. The following are the key factors for determining if a security is other-than-temporarily impaired:

· The length of time and the extent to which the fair value has been less than cost,

· The probability of significant adverse changes to the cash flows on a fixed income investment,

· The occurrence of a discrete credit event resulting in the issuer defaulting on a material obligation, the issuer seeking protection from creditors under the bankruptcy laws, the issuer proposing a voluntary reorganization under which creditors are asked to exchange their  claims for cash or securities having a fair value substantially lower than par value,

· The probability that we will recover the entire amortized cost basis of our fixed income securities prior to maturity, or

· For our equity securities, our expectation of recovery to cost within a reasonable period of time.

Quantitative criteria considered during this process include, but are not limited to: the degree and duration of current fair value as compared to the cost (amortized, in certain cases) of the security, degree and duration of the security’s fair value being below cost and, for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the credit quality, current economic conditions, the anticipated speed of cost recovery, the financial health of and specific prospects for the issuer, as well as our absence of intent to sell or requirement to sell fixed income securities prior to maturity. In addition, we consider price declines of securities in our other-than-temporary impairment (OTTI) analysis, where such price declines provide evidence of declining credit quality, and we distinguish between price changes caused by credit deterioration, as opposed to rising interest rates. See note 2 for further discussion of OTTI.

Interest on fixed maturities and short-term investments is credited to earnings on an accrual basis. Premiums and discounts are amortized or accreted over the lives of the related fixed maturities. Dividends on equity securities are credited to earnings on the ex-dividend date. Realized gains and losses on disposition of investments are based on specific identification of the investments sold on the settlement date.

CASH AND SHORT-TERM INVESTMENTS:
F. CASH AND SHORT-TERM INVESTMENTS: Cash consists of uninvested balances in bank accounts. Short-term investments consist of investments with original maturities of 90 days or less, primarily AAA-rated prime and government money market funds. Short-term investments are carried at cost, which approximates fair value. We have not experienced losses on these instruments. Prior to 2011, most excess cash was swept overnight into money market instruments, effectively leaving us with only invested cash balances. In 2011, a combination of factors including global economic turmoil, a low interest rate environment and transaction fees spurred us to terminate many of our sweep programs, opting instead to hold cash in non-interest bearing cash accounts.

REINSURANCE:

G. REINSURANCE: Ceded unearned premiums and reinsurance balances recoverable on paid and unpaid losses and settlement expenses are reported separately as assets, instead of being netted with the related liabilities, since reinsurance does not relieve us of our legal liability to our policyholders.

We continuously monitor the financial condition of our reinsurers. As part of our monitoring efforts, we review their annual financial statements, quarterly disclosures and Securities and Exchange Commission (SEC) filings for those reinsurers that are publicly traded. We also review insurance industry developments that may impact the financial condition of our reinsurers. We analyze the credit risk associated with our reinsurance balances recoverable by monitoring the A.M. Best and Standard & Poor’s (S&P) ratings of our reinsurers. In addition, we subject our reinsurance recoverables to detailed recoverable tests, including one based on average default by S&P rating. Based upon our review and testing, our policy is to charge to earnings, in the form of an allowance, an estimate of unrecoverable amounts from reinsurers. This allowance is reviewed on an ongoing basis to ensure that the amount makes a reasonable provision for reinsurance balances that we may be unable to recover.

POLICY ACQUISITION COSTS:
H. POLICY ACQUISITION COSTS: We defer commissions, premium taxes and certain other costs that are incrementally or directly related to the successful acquisition of new or renewal insurance contracts. Acquisition-related costs may be deemed ineligible for deferral when they are based on contingent or performance criteria beyond the basic acquisition of the insurance contract, or when efforts to obtain or renew the insurance contract are unsuccessful. All eligible costs are capitalized and charged to expense in proportion to premium revenue recognized. The method followed in computing deferred policy acquisition costs limits the amount of such deferred costs to their estimated realizable value. This would also give effect to the premiums to be earned and anticipated losses and settlement expenses, as well as certain other costs expected to be incurred as the premiums are earned. Judgments as to the ultimate recoverability of such deferred costs are reviewed on a segment basis and are highly dependent upon estimated future loss costs associated with the premiums written. This deferral methodology applies to both gross and ceded premiums and acquisition costs. See note 1.C for discussion of our retrospective application of a new accounting standard, which impacts accounting for costs associated with acquiring insurance policies.

PROPERTY AND EQUIPMENT:
I. PROPERTY AND EQUIPMENT: Property and equipment are presented at cost less accumulated depreciation and are depreciated on a straight-line basis for financial statement purposes over periods ranging from 3 to 10 years for equipment and up to 30 years for buildings and improvements.

INVESTMENT IN UNCONSOLIDATED INVESTEES:

J. INVESTMENT IN UNCONSOLIDATED INVESTEE: We maintain a 40 percent interest in the earnings of Maui Jim, Inc. (Maui Jim), a manufacturer of high-quality polarized sunglasses, which is accounted for by the equity method. We also maintain a similar minority representation on their board of directors. Maui Jim’s chief executive officer owns a controlling majority of the outstanding shares of Maui Jim. Our investment in Maui Jim was $52.1 million in 2012 and $50.0 million in 2011. In 2012, we recorded $8.9 million in investee earnings, compared to $6.5 million in 2011 and $7.1 million in 2010. Maui Jim recorded net income of $21.6 million in 2012, $16.1 million in 2011 and $16.6 million in 2010. Additional summarized financial information for Maui Jim for 2012 and 2011 is outlined in the following table:

(in millions)	2012	2011
Total assets	$175.4	$163.0
Total liabilities	68.0	62.4
Total equity	107.4	100.6

Approximately $39.0 million of undistributed earnings from Maui Jim are included in our retained earnings as of December 31, 2012. In 2012 and 2010, we received dividends of $6.6 million and $7.9 million, respectively, from Maui Jim.

We perform an impairment review of our investment in our unconsolidated investee, which considers current valuation and operating results. Based upon the most recent review, this asset was not impaired.

INTANGIBLE ASSETS

K. INTANGIBLE ASSETS: In accordance with GAAP guidelines, the amortization of goodwill and indefinite-lived intangible assets is not permitted. Goodwill and indefinite-lived intangible assets remain on the balance sheet and are tested for impairment on an annual basis, or earlier if there is reason to suspect that their values may have been diminished or impaired. Goodwill and intangibles totaled $76.1 million at December 31, 2012. These assets relate to acquisition activity including our recent acquisitions of CBIC and Rockbridge Underwriting Agency (Rockbridge).

Goodwill resulting from acquisitions completed prior to 2011 totaled $26.2 million and is attributable to our surety segment. Goodwill and intangible assets resulting from the CBIC acquisition in April 2011 totaled $33.3 million. The CBIC-related assets include goodwill attributable to our casualty and surety segments of $5.3 million and $15.1 million, respectively, and an indefinite-lived intangible asset in the amount of $8.8 million. Annual impairment testing was performed on each of these goodwill and indefinite-lived intangible assets in the second quarter of 2012. Based upon these reviews, none of the assets were impaired. In addition, as of December 31, 2012, there were no triggering events that occurred that would suggest an updated review was necessary. Definite-lived intangible assets related to the CBIC acquisition totaled $4.1 million, net of amortization, as of December 31, 2012.

The remaining $16.6 million of goodwill and intangibles relates to our purchase of Rockbridge in November 2012. Goodwill attributable to our casualty segment totaled $12.4 million and definite-lived intangible assets totaled $4.2 million. We completed our evaluation of the acquisition under ASC Topic 805, Business Combinations, in January 2013, which resulted in no adjustments from amounts recorded at December 31, 2012. See note 13 for further discussion.

The aforementioned definite-lived intangible assets are amortized against future operating results based on their estimated useful lives. Amortization of intangible assets resulting from the acquisitions of CBIC and Rockbridge was $1.0 million for 2012. In addition to these assets, the acquisition of CBIC resulted in a value of business acquired (VOBA) asset, which is also being amortized as the related premium is earned as revenue.

UNPAID LOSSES AND SETTLEMENT EXPENSES:
L. UNPAID LOSSES AND SETTLEMENT EXPENSES:The liability for unpaid losses and settlement expenses represents estimates of amounts needed to pay reported and unreported claims and related expenses. The estimates are based on certain actuarial and other assumptions related to the ultimate cost to settle such claims. Such assumptions are subject to occasional changes due to evolving economic, social and political conditions. All estimates are periodically reviewed and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments are reflected in the results of operations in the period in which they are determined. Due to the inherent uncertainty in estimating reserves for losses and settlement expenses, there can be no assurance that the ultimate liability will not exceed recorded amounts. If actual liabilities do exceed recorded amounts, there will be an adverse effect. Furthermore, we may determine that recorded reserves are more than adequate to cover expected losses, as happened during 2010 through 2012, when favorable experience primarily on casualty business led us to reduce our reserves. Based on the current assumptions used in estimating reserves, we believe that our overall reserve levels at December 31, 2012, make a reasonable provision to meet our future obligations. See note 6 for a further discussion of unpaid losses and settlement expenses.

INSURANCE REVENUE RECOGNITION:	M. INSURANCE REVENUE RECOGNITION: Insurance premiums are recognized ratably over the term of the contracts, net of ceded reinsurance. Unearned premiums are calculated on a monthly pro rata basis.
INCOME TAXES:

N. INCOME TAXES: We file a consolidated federal income tax return. Federal income taxes are accounted for using the asset and liability method under which deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, operating losses and tax credit carry forwards. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if it is more likely than not all or some of the deferred tax assets will not be realized.

We consider uncertainties in income taxes and recognize those in our financial statements as required. As it relates to uncertainties in income taxes, our unrecognized tax benefits, including interest and penalty accruals, are not considered material to the consolidated financial statements. Also, no tax uncertainties are expected to result in significant increases or decreases to unrecognized tax benefits within the next 12-month period. Penalties and interest related to income tax uncertainties, should they occur, would be included in income tax expense in the period in which they are incurred.

During 2010, the Internal Revenue Service (IRS) completed an examination of the income tax returns for the years 2005 through 2009, which produced no material change to net earnings. Although 2009 has been previously examined by the IRS, tax years 2009 through 2012 remain open and are subject to examination or re-examination.

As an insurance company, we are subject to minimal state income tax liabilities. On a state basis, since the majority of our income is from insurance operations, we pay premium tax in lieu of state income tax. Premium taxes are a component of policy acquisition costs and calculated as a percentage of gross premiums written.

EARNINGS PER SHARE

O. EARNINGS PER SHARE:Basic earnings per share (EPS) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the dilution that could occur if securities or other contracts to issue common stock or common stock equivalents were exercised or converted into common stock. When inclusion of common stock equivalents increases the earnings per share or reduces the loss per share, the effect on earnings is anti-dilutive. Under these circumstances, the diluted net earnings or net loss per share is computed excluding the common stock equivalents.

The following represents a reconciliation of the numerator and denominator of the basic and diluted EPS computations contained in the consolidated financial statements.

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2012
Basic EPS
Income available to common shareholders	$103,346	21,216	$4.87
Stock options	—	364
Diluted EPS
Income available to common shareholders and assumed conversions	$103,346	21,580	$4.79
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04

COMPREHENSIVE EARNINGS:
P. COMPREHENSIVE EARNINGS:Our comprehensive earnings include net earnings plus unrealized gains/losses on our available-for-sale investment securities, net of tax. In reporting the components of comprehensive earnings on a net basis in the income statement, we used a 35 percent tax rate. Other comprehensive income, as shown in the consolidated statements of earnings and comprehensive earnings, is net of tax expense of $13.9 million, $11.5 million and $10.0 million for 2012, 2011 and 2010, respectively.

FAIR VALUE DISCLOSURES:

Q. FAIR VALUE DISCLOSURES: The following was considered in the estimation of fair value for each class of financial instruments for which it was practicable to estimate that value. Fair value is defined as the price in the principal market that would be received for an asset to facilitate an orderly transaction between market participants on the measurement date. We determined the fair value of certain financial instruments based on their underlying characteristics and relevant transactions in the marketplace. GAAP guidance requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

The following are the levels of the fair value hierarchy and a brief description of the type of valuation inputs that are used to establish each level:

Pricing Level 1 is applied to valuations based on readily available, unadjusted quoted prices in active markets for identical assets. These valuations are based on quoted prices that are readily and regularly available in an active market.

Pricing Level 2 is applied to valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets; or valuations based on models where the significant inputs are observable (e.g. interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.

Pricing Level 3 is applied to valuations that are derived from techniques in which one or more of the significant inputs are unobservable. Financial assets are classified based upon the lowest level of significant input that is used to determine fair value.

As a part of management’s process to determine fair value, we utilize a widely recognized, third-party pricing source to determine our fair values. We have obtained an understanding of the third-party pricing source’s valuation methodologies and inputs. The following is a description of the valuation techniques used for financial assets that are measured at fair value, including the general classification of such assets pursuant to the fair value hierarchy.

Corporate, Agencies, Government and Municipal Bonds: The pricing vendor employs a multi-dimensional model which uses standard inputs, including (listed in order of priority for use) benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, market bids/offers and other reference data. The pricing vendor also monitors market indicators, as well as industry and economic events. All bonds valued using these techniques are classified as Level 2. All Corporate, Agencies, Government and Municipal securities were deemed Level 2.

Mortgage-backed Securities (MBS)/Collateralized Mortgage Obligations (CMO) and Asset-backed Securities (ABS):The pricing vendor evaluation methodology includes interest rate movements, new issue data and other pertinent data. Evaluation of the tranches (non-volatile, volatile or credit sensitivity) is based on the pricing vendors’ interpretation of accepted modeling and pricing conventions. This information is then used to determine the cash flows for each tranche, benchmark yields, prepayment assumptions and to incorporate collateral performance. To evaluate CMO volatility, an option adjusted spread model is used in combination with models that simulate interest rate paths to determine market price information. This process allows the pricing vendor to obtain evaluations of a broad universe of securities in a way that reflects changes in yield curve, index rates, implied volatility, mortgage rates and recent trade activity. MBS/CMO and ABS with corroborated, observable inputs are classified as Level 2. All of our MBS/CMO and ABS are deemed Level 2.

Common Stock: Exchange traded equities have readily observable price levels and are classified as Level 1 (fair value based on quoted market prices). All of our common stock holdings are deemed Level 1.

For the Level 2 securities, as described above, we periodically conduct a review to assess the reasonableness of the fair values provided by our pricing service. Our review consists of a two pronged approach. First, we compare prices provided by our pricing service to those provided by an additional source. Second, we obtain prices from securities brokers and compare them to the prices provided by our pricing service. In both comparisons, when discrepancies are found, we compare our prices to actual reported trade data for like securities. Based on this assessment, we determined that the fair values of our Level 2 securities provided by our pricing service are reasonable.

For common stock, we receive prices from the same nationally recognized pricing service. Prices are based on observable inputs in an active market and are therefore disclosed as Level 1. Based on this assessment, we determined that the fair values of our Level 1 securities provided by our pricing service are reasonable.

Due to the relatively short-term nature of cash, short-term investments, accounts receivable and accounts payable, their carrying amounts are reasonable estimates of fair value. The fair value of our long-term debt is discussed further in note 4.

See note 13 for fair value of assets and liabilities acquired with CBIC and Rockbridge.

STOCK-BASED COMPENSATION:

R. STOCK-BASED COMPENSATION: We account for stock-based compensation pursuant to GAAP guidance regarding stock compensation, which requires companies to expense the estimated fair value of employee stock options and similar awards. Guidance requires entities to measure compensation cost for awards of equity instruments to employees based on the grant-date fair value of those awards and recognize compensation expense over the service period that the awards are expected to vest.

We calculate the tax effects of share-based compensation pursuant to GAAP guidelines and under the alternative transition method. The alternative transition method includes simplified methods to determine the impact on the additional paid-in capital pool and consolidated statements of cash flows of the tax effects of employee share-based compensation awards.

See note 8 for further discussion and related disclosures regarding stock options.

RISKS AND UNCERTAINTIES:

S. RISKS AND UNCERTAINTIES: Certain risks and uncertainties are inherent to our day-to-day operations and to the process of preparing our consolidated financial statements. The more significant risks and uncertainties, as well as our attempt to mitigate, quantify and minimize such risks, are presented below and throughout the notes to the consolidated financial statements.

CATASTROPHE EXPOSURES

Our insurance coverages include exposure to catastrophic events. We monitor all catastrophe exposures by quantifying our exposed policy limits in each region and by using computer-assisted modeling techniques. Additionally, we limit our risk to such catastrophes through restraining the total policy limits written in each region and by purchasing reinsurance. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. In 2012, for this coverage, we had protection of $300 million in excess of $25 million first-dollar retention for earthquakes in California and $330 million in excess of a $20 million first-dollar retention for earthquakes outside of California. These amounts are subject to certain co-participations by us on losses in excess of the $25 million or $20 million retentions. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coasts, as well as to homes we insure in Hawaii. In 2012, these coverages were supported by $230 million in excess of a $20 million first-dollar retention in traditional catastrophe reinsurance protection, subject to certain retentions by us. In addition, we have incidental exposure to international catastrophic events.

Our catastrophe reinsurance treaty renewed at January 1, 2013. We purchased the same limits over the same retention amounts outlined above. We actively manage our catastrophe program to keep our net retention in line with risk tolerances and to optimize the risk/return trade off.

ENVIRONMENTAL EXPOSURES

We are subject to environmental claims and exposures primarily through our commercial umbrella, general liability and discontinued assumed casualty reinsurance lines of business. Although exposure to environmental claims exists in these lines of business, we sought to mitigate or control the extent of this exposure on the vast majority of this business through the following methods: (1) our policies include pollution exclusions that have been continually updated to further strengthen them, (2) our policies primarily cover moderate hazard risks and (3) we began writing this business after the insurance industry became aware of the potential pollution liability exposure and implemented changes to limit its exposure to this hazard.

In 2009, as an extension of our excess and surplus lines general liability product, we expanded our offerings into low to moderate environmental liability exposures for small contractors and asbestos and mold remediation specialists. The business unit also provides limited coverage for individually underwritten underground storage tanks. We attempted to mitigate the overall exposure by focusing on smaller risks with low to moderate exposures. A large portion of this business is also offered on a claims-made basis with relatively low limits. We avoid risks that have large-scale exposures including petrochemical, chemical, mining, manufacturers and other risks that might be exposed to superfund sites. This business is covered under our casualty ceded reinsurance treaties. Since 2009, we have written $6.2 million of premium from this new product extension with $2.3 million written in 2012.

We made loss and settlement expense payments on environmental liability claims and have loss and settlement expense reserves for others. We include this historical environmental loss experience with the remaining loss experience in the applicable line of business to project ultimate incurred losses and settlement expenses as well as related incurred but not reported (IBNR) loss and settlement expense reserves.

Although historical experience on environmental claims may not accurately reflect future environmental exposures, we used this experience to record loss and settlement expense reserves in the exposed lines of business. See further discussion of environmental exposures in note 6.

REINSURANCE

Reinsurance does not discharge us from our primary liability to policyholders, and to the extent that a reinsurer is unable to meet its obligations, we would be liable. We continuously monitor the financial condition of prospective and existing reinsurers. As a result, we purchase reinsurance from a number of financially strong reinsurers. We provide an allowance for reinsurance balances deemed uncollectible. See further discussion of reinsurance exposures in note 5.

INVESTMENT RISK

Our investment portfolio is subject to market, credit and interest rate risks. The equity portfolio will fluctuate with movements in the overall stock market. While the equity portfolio has been constructed to have lower downside risk than the market, the portfolio is sensitive to movements in the market. The bond portfolio is affected by interest rate changes and credit spreads. We attempt to mitigate our interest rate and credit risks by constructing a well-diversified portfolio with high-quality securities with varied maturities. Downturns in the financial markets could have a negative effect on our portfolio. However, we attempt to manage this risk through asset allocation and security selection.

LIQUIDITY RISK

Liquidity is essential to our business and a key component of our concept of asset-liability matching. Our liquidity may be impaired by an inability to collect premium receivable or reinsurance recoverable balances timely, an inability to sell assets or redeem our investments, an inability to access funds from our insurance subsidiaries, unforeseen outflows of cash or large claim payments, or an inability to access debt or equity capital markets. This situation may arise due to circumstances that we may be unable to control, such as a general market disruption, an operational problem that affects third parties or us, or even by the perception among market participants that we, or other market participants, are experiencing greater liquidity risk.

Our credit ratings are important to our liquidity. A reduction in our credit ratings could adversely affect our liquidity and competitive position, increase our borrowing costs, or limit our access to the capital markets.

FINANCIAL STATEMENTS

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. The most significant of these amounts is the liability for unpaid losses and settlement expenses. Other estimates include investment valuation and OTTIs, the collectibility of reinsurance balances, recoverability of deferred tax assets and deferred policy acquisition costs. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. Although recorded estimates are supported by actuarial computations and other supportive data, the estimates are ultimately based on our expectations of future events. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

EXTERNAL FACTORS

Our insurance subsidiaries are highly regulated by the states in which they are incorporated and by the states in which they do business. Such regulations, among other things, limit the amount of dividends, impose restrictions on the amount and types of investments and regulate rates insurers may charge for various coverages. We are also subject to insolvency and guarantee fund assessments for various programs designed to ensure policyholder indemnification. We generally accrue an assessment during the period in which it becomes probable that a liability has been incurred from an insolvency and the amount of the related assessment can be reasonably estimated.

The National Association of Insurance Commissioners (NAIC) has developed Property/Casualty Risk-Based Capital (RBC) standards that relate an insurer’s reported statutory surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to support asset (investment and credit) risk and underwriting (loss reserves, premiums written and unearned premium) risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. We regularly monitor our subsidiaries’ internal capital requirements and the NAIC’s RBC developments. As of December 31, 2012, we determined that our capital levels are well in excess of the minimum capital requirements for all RBC action levels and that our capital levels are sufficient to support the level of risk inherent in our operations. See note 9 for further discussion of statutory information and related insurance regulatory restrictions.

In addition, ratings are a critical factor in establishing the competitive position of insurance companies. Our insurance companies are rated by A.M. Best, S&P and Moody’s. Their ratings reflect their opinions of an insurance company’s, and an insurance holding company’s, financial strength, operating performance, strategic position and ability to meet its obligations to policyholders.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of summarized financial information of Maui Jim
(in millions)	2012	2011
Total assets	$175.4	$163.0
Total liabilities	68.0	62.4
Total equity	107.4	100.6

Schedule of reconciliation of numerator and denominator of the basic and diluted earnings per share computations

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2012
Basic EPS
Income available to common shareholders	$103,346	21,216	$4.87
Stock options	—	364
Diluted EPS
Income available to common shareholders and assumed conversions	$103,346	21,580	$4.79
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS
Schedule of net investment income

NET INVESTMENT INCOME

(in thousands)	2012	2011	2010
Interest on fixed income securities	$50,646	$58,294	$62,806
Dividends on equity securities	12,848	9,957	8,192
Interest on cash and short-term investments	15	47	170
Gross investment income	63,509	68,298	71,168
Less investment expenses	(4,678)	(4,617)	(4,369)
Net investment income	$58,831	$63,681	$66,799

Schedule of pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments

REALIZED/UNREALIZED GAINS

(in thousands)	2012	2011	2010
Net realized investment gains (losses):
Fixed income
Available-for-sale	$12,965	$10,892	$15,590
Held-to-maturity	247	201	120
Trading	—	—	28
Equity securities	16,245	6,129	7,443
Equity securities OTTI	(1,156)	(257)	—
Other	(2,929)	71	62
Total	$25,372	$17,036	$23,243
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$23,643	$22,393	$4,879
Equity securities	16,212	10,462	23,816
Total	$39,855	$32,855	$28,695
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$65,227	$49,891	$51,938

Schedule of disposition of fixed maturities and equities

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$181,338	$11,208	$(43)	$11,165
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	78,315	19,755	(3,510)	16,245
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443

CALLS/MATURITIES

				Net
		Gross Realized		Realized
(in thousands)	Proceeds	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$248,134	$1,806	$(6)	$1,800
Held-to-maturity	273,816	247	—	247
Trading	—	—	—	—
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—

Schedule of assets measured at fair value on recurring basis

Assets measured at fair value on a recurring basis as of December 31, 2012, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$11,759	$—	$11,759
Corporate	—	580,708	—	580,708
Mortgage-backed	—	250,387	—	250,387
ABS/CMO*	—	77,329	—	77,329
Non-U.S. govt. & agency	—	9,367	—	9,367
U.S. government	—	16,713	—	16,713
Municipal	—	432,319	—	432,319
Equity	375,788	—	—	375,788
Total available-for-sale securities	$375,788	$1,378,582	$—	$1,754,370
Total	$375,788	$1,378,589	$—	$1,754,377

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2011, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$113,819	$—	$113,819
Corporate	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. government	—	16,172	—	16,172
Municipal	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

Schedule of amortized costs and estimated fair values of investments in fixed income and equity securities

2012	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$16,358	$16,713	$355	$—
U.S. agency	11,609	11,759	150	—
Non-U.S. govt. & agency	8,410	9,367	957	—
Mtge/ABS/CMO*	307,310	327,716	20,406	—
Corporate	535,437	580,708	45,497	(226)
Municipal	415,226	432,319	17,250	(157)
Fixed maturities	$1,294,350	$1,378,582	$84,615	$(383)
Equity securities	240,287	375,788	136,376	(875)
Total available-for-sale	$1,534,637	$1,754,370	$220,991	$(1,258)
Held-to-maturity:
U.S. agency	$10,076	$10,150	$74	$—
Corporate	—	—	—	—
Municipal	1,652	1,718	66	—
Total held-to-maturity	$11,728	$11,868	$140	$—
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	6	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$6	$7	$—	$—
Total	$1,546,371	$1,766,245	$221,131	$(1,258)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2011	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$15,721	$16,172	$459	$(8)
U.S. agency	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporate	439,079	467,100	31,640	(3,619)
Municipal	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)
Held-to-maturity:
U.S. agency	$243,571	$244,656	$1,085	$—
Corporate	15,000	14,536	—	(464)
Municipal	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

Schedule of contractual maturity of securities

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$19,901	$19,896
Due after one year through five years	123,942	131,681
Due after five years through 10 years	659,318	707,490
Due after 10 years	183,879	191,799
Mtge/ABS/CMO*	307,310	327,716
Total available-for-sale	$1,294,350	$1,378,582
Held-to-maturity:
Due in one year or less	$2,996	$3,023
Due after one year through five years	651	718
Due after five years through 10 years	—	—
Due after 10 years	8,081	8,127
Total held-to-maturity	$11,728	$11,868
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	6	7
Total trading	$6	$7
Total fixed income:
Due in one year or less	$.22,897	$.22,919
Due after one year through five years	124,593	132,399
Due after five years through 10 years	659,318	707,490
Due after 10 years	191,960	199,926
Mtge/ABS/CMO*	307,316	327,723
Grand total	$1,306,084	$1,390,457

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Schedule of securities in an unrealized loss position segregated by type and length of time in an unrealized loss position

December 31, 2012		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$749	$—	$749
Cost or amortized cost	749	—	749
Unrealized loss	$—	$—	$—
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$18	$—	$18
Cost or amortized cost	18	—	18
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$35,969	$960	$36,929
Cost or amortized cost	36,162	993	37,155
Unrealized loss	$(193)	$(33)	$(226)
Municipal:
Fair value	$35,064	$—	$35,064
Cost or amortized cost	35,221	—	35,221
Unrealized loss	$(157)	$—	$(157)
Subtotal, debt securities:
Fair value	$71,800	$960	$72,760
Cost or amortized cost	72,150	993	73,143
Unrealized loss	$(350)	$(33)	$(383)
Equity securities:
Fair value	$16,207	$—	$16,207
Cost or amortized cost	17,082	—	17,082
Unrealized loss	$(875)	$—	$(875)
Total:
Fair value	$88,007	$960	$88,967
Cost or amortized cost	89,232	993	90,225
Unrealized loss	$(1,225)	$(33)	$(1,258)

*Asset-backed & collateralized mortgage obligations

December 31, 2011		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
Municipal:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	$(2,438)	$(1,671)	$(4,109)
Equity securities:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations

POLICY ACQUISITION COSTS (Tables)	12 Months Ended
Dec. 31, 2012
POLICY ACQUISITION COSTS
Schedule of policy acquisition costs deferred and amortized to income

(in thousands)	2012	2011	2010
Deferred policy acquisition costs (DAC), beginning of year	$52,105	$40,242	$40,510
VOBA*, CBIC - Acquisition date	—	10,822	—
Deferred:
Direct commissions	$129,765	$116,206	$101,523
Premium taxes	9,528	8,725	6,809
Ceding commissions	(29,010)	(24,721)	(24,472)
Net deferred	$110,283	$100,210	$83,860
Amortized	110,044	99,169	84,128
DAC/VOBA*, end of year	$52,344	$52,105	$40,242
Policy acquisition costs:
Amortized to expense – DAC	$107,482	$91,499	$84,128
Amortized to expense – VOBA	2,562	7,670	—
Period costs:
Ceding commission – contingent	(1,940)	(2,207)	(2,203)
Other underwriting expenses	88,258	86,906	74,969
Total policy acquisition costs	$196,362	$183,868	$156,894

*Includes asset for value of business acquired (VOBA) in CBIC acquisition

REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2012
REINSURANCE
Schedule of premiums written and earned along with losses and settlement expenses incurred

(in thousands)	2012	2011	2010
WRITTEN
Direct	$709,107	$629,727	$586,624
Reinsurance assumed	75,692	72,380	49,692
Reinsurance ceded	(191,713)	(152,469)	(151,176)
Net	$593,086	$549,638	$485,140
EARNED
Direct	$679,124	$625,963	$599,669
Reinsurance assumed	77,597	66,984	47,637
Reinsurance ceded	(180,150)	(154,495)	(153,924)
Net	$576,571	$538,452	$493,382
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct	$282,859	$180,768	$265,903
Reinsurance assumed	69,830	60,076	29,586
Reinsurance ceded	(81,044)	(40,760)	(94,157)
Net	$271,645	$200,084	$201,332

Schedule of net reinsurance balances recoverable, after consideration of collateral, from top 10 reinsurers

	Net Amounts
	Recoverable	A.M. Best	S&P
Reinsurer	(in thousands)	Rating	Rating
Endurance Re	64,615	A, Excellent	A, Strong
Munich Re America / HSB	61,321	A+, Superior	AA-, Very Strong
Aspen UK Ltd.	34,624	A, Excellent	A, Strong
Axis Re	29,376	A, Excellent	A+, Strong
Transatlantic Re	28,575	A, Excellent	A+, Strong
Berkley Insurance Co.	22,205	A+, Superior	A+, Strong
Swiss Re /Westport Ins. Corp.	21,932	A+, Superior	AA-, Very Strong
Toa-Re	17,077	A+, Superior	A+, Strong
Alterra Re USA	13,983	A, Excellent	A, Strong
Allied World Re - US	13,956	A, Excellent	A, Strong

HISTORICAL LOSS AND LAE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
HISTORICAL LOSS AND LAE DEVELOPMENT
Schedule of reconciliation of unpaid losses and settlement expenses (LAE)

(in thousands)	2012	2011	2010
Unpaid losses and LAE at beginning of year:
Gross	$1,150,714	$1,173,943	$1,146,460
Ceded	(353,805)	(354,163)	(336,392)
Net	$796,909	$819,780	$810,068
Unpaid losses and LAE:
CBIC-Acquisition Date:
April 28, 2011
Gross	$—	$72,387	$—
Ceded	—	(18,881)	—
Net	$—	$53,506	$—
Increase (decrease) in incurred losses and LAE:
Current accident year	$336,228	$310,145	$284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Total incurred	$271,645	$200,084	$201,332
Loss and LAE payments for claims incurred:
Current accident year	$(69,785)	$(89,924)	$(43,945)
Prior accident year	(200,170)	(186,537)	(147,675)
Total paid	$(269,955)	$(276,461)	$(191,620)
Net unpaid losses and LAE at end of year	$798,599	$796,909	$819,780
Unpaid losses and LAE at end of year:
Gross	$1,158,483	$1,150,714	$1,173,943
Ceded	(359,884)	(353,805)	(354,163)
Net	$798,599	$796,909	$819,780

Schedule of prior accident years' loss reserve development by segment
(in thousands)	2012	2011	2010
Casualty	$(40,449)	$(83,892)	$(64,602)
Property	(16,800)	(18,453)	(8,271)
Surety	(7,334)	(7,716)	(10,370)
Total	$(64,583)	$(110,061)	$(83,243)

Schedule of paid and unpaid environmental, asbestos and mass tort claims data (including incurred but not reported losses)

(in thousands)	2012	2011	2010
LOSS AND LAE PAYMENTS (CUMULATIVE)
Gross	$102,222	$91,079	$86,453
Ceded	(57,345)	(48,039)	(43,015)
Net	$44,877	$43,040	$43,438
UNPAID LOSSES AND LAE AT END OF YEAR
Gross	$50,353	$66,429	$72,243
Ceded	(16,733)	(31,633)	(36,895)
Net	$33,620	$34,796	$35,348

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of deferred tax assets and deferred tax liabilities

(in thousands)	2012	2011
Deferred tax assets:
Tax discounting of claim reserves	$25,462	$26,781
Unearned premium offset	20,731	19,575
Deferred compensation	5,614	8,746
Stock option expense	4,678	3,954
NOL carryforward	3,223	5,486
Other	433	298
Deferred tax assets before allowance	60,141	64,840
Less valuation allowance	—	—
Total deferred tax assets	$60,141	$64,840
Deferred tax liabilities:
Net unrealized appreciation of securities	$77,036	$63,274
Deferred policy acquisition costs	18,320	18,236
Book/tax depreciation	1,060	2,122
Intangible assets from CBIC acquisition	4,541	4,869
Undistributed earnings of unconsolidated investee	13,812	13,016
Other	938	1,190
Total deferred tax liabilities	115,707	102,707
Net deferred tax liability	$(55,566)	$(37,867)

Schedule of reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations

(in thousands)	2012	2011	2010
Provision for income taxes at the statutory federal tax rates	$49,956	$64,255	$62,883
Increase (reduction) in taxes resulting from:
Dividends received deduction	(2,630)	(1,980)	(1,628)
ESOP dividends paid deduction	(3,596)	(3,367)	(4,358)
Tax-exempt interest income	(2,995)	(2,412)	(3,221)
Other items, net	(1,349)	492	(2,206)
Total	$39,386	$56,988	$51,470

EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
Schedule of stock option activity

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2012	1,280,866	$43.23
Options granted	334,900	$63.43
Special dividend*	1,086	$30.78
Options exercised	(141,130)	$38.06		$4,712
Options cancelled/forfeited	(3,120)	$40.84
Outstanding options at December 31, 2012	1,472,602	$44.45	5.43	$29,865
Exercisable options at December 31, 2012	681,092	$36.57	4.27	$19,135

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2011	1,524,982	$41.32
Options granted	297,950	$55.03
Special dividend*	1,541	$32.16
Options exercised	(515,317)	$34.61		$12,764
Options cancelled/forfeited	(28,290)	$41.64
Outstanding options at December 31, 2011	1,280,866	$43.23	5.62	$37,949
Exercisable options at December 31, 2011	603,936	$39.80	4.54	$19,965

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2010	1,583,803	$44.73
Options granted	223,150	$49.07
Special dividend*	5,398	$34.25
Options exercised	(244,505)	$28.95		$6,467
Options cancelled/forfeited	(42,864)	$40.15
Outstanding options at December 31, 2010	1,524,982	$41.32	5.79	$17,161
Exercisable options at December 31, 2010	833,331	$37.96	4.86	$12,176

*An adjustment was made to the exercise price and number of ISO options outstanding for the special cash dividends paid during December 2012, 2011 and 2010. “Special dividend” represents the incremental options issued as a result of this adjustment.

Schedule of stock option assumptions for fair value estimate

	2012	2011	2010
Weighted-average fair value of grants	$13.11	$12.91	$13.20
Risk-free interest rates	0.90%	2.06%	2.58%
Dividend yield	1.93%	1.89%	1.74%
Expected volatility	25.62%	25.68%	25.91%
Expected option life	5.43 years	5.54 years	5.61 years

STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2012
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
Schedule of selected information for insurance subsidiaries
(in thousands)	2012	2011	2010
Consolidated net income, statutory basis	$125,672	$118,922	$143,091
Consolidated surplus, statutory basis	$684,072	$710,186	$732,379

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of minimum future rental payments under noncancellable leases
(in thousands)
2013	$4,701
2014	4,597
2015	3,902
2016	3,017
2017	2,354
2018-2023	5,501
Total minimum future rental payments	$24,072

OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENT INFORMATION
Schedule of revenues and net earnings by segment

REVENUES

(in thousands)	2012	2011	2010
Casualty	$267,697	$236,198	$232,047
Property	202,402	203,660	181,645
Surety	106,472	98,594	79,690
Segment totals before income taxes	$576,571	$538,452	$493,382
Net investment income	58,831	63,681	66,799
Net realized gains	25,372	17,036	23,243
Total	$660,774	$619,169	$583,424

INSURANCE EXPENSES

(in thousands)	2012	2011	2010
Loss and settlement expenses:
Casualty	$144,106	$85,091	$114,861
Property	115,707	101,969	82,463
Surety	11,832	13,024	4,008
Segment totals before income taxes	$271,645	$200,084	$201,332
Policy acquisition costs:
Casualty	$76,765	$67,495	$59,628
Property	60,070	57,878	52,847
Surety	59,527	58,495	44,419
Segment totals before income taxes	$196,362	$183,868	$156,894
Other insurance expenses:
Casualty	$21,387	$22,215	$20,474
Property	14,933	13,481	12,042
Surety	8,651	8,616	6,068
Segment totals before income taxes	$44,971	$44,312	$38,584
Total	$512,978	$428,264	$396,810

NET EARNINGS (LOSSES)

(in thousands)	2012	2011	2010
Casualty	$25,439	$61,397	$37,084
Property	11,692	30,332	34,293
Surety	26,462	18,459	25,195
Net underwriting income	$63,593	$110,188	$96,572
Net investment income	58,831	63,681	66,799
Realized gains	25,372	17,036	23,243
General corporate expense and interest on debt	(13,917)	(13,816)	(14,048)
Equity in earnings of unconsolidated investees	8,853	6,497	7,101
Total earnings before income taxes	$142,732	$183,586	$179,667
Income taxes	$39,386	$56,988	$51,470
Total	$103,346	$126,598	$128,197

Schedule of net premiums earned by major product type

	Year ended December 31,
(in thousands)	2012	2011	2010
CASUALTY
General liability	$84,985	$85,020	$96,659
Commercial and personal umbrella	68,287	63,020	61,370
Commercial transportation	34,701	34,106	40,262
P&C package business	28,497	16,379	—
Professional services	28,018	13,151	6,202
Executive products	15,764	14,665	13,624
Specialty programs	2,331	4,325	7,188
Other casualty	5,114	5,532	6,742
Total	$267,697	$236,198	$232,047
PROPERTY
Commercial property	$74,197	$80,743	$80,471
Marine	56,367	51,654	47,981
Property reinsurance	27,021	19,925	14,664
Crop reinsurance	24,506	34,935	27,082
Other property	20,311	16,403	11,447
Total	$202,402	$203,660	$181,645
SURETY
Miscellaneous	$39,299	$34,837	$24,855
Contract	26,329	24,354	18,970
Commercial	22,107	21,317	18,869
Oil and gas	18,737	18,086	16,996
Total	$106,472	$98,594	$79,690
Grand total	$576,571	$538,452	$493,382

UNAUDITED INTERIM FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
UNAUDITED INTERIM FINANCIAL INFORMATION
Schedule of selected quarterly information

(in thousands, except per share data)	First	Second	Third	Fourth	Year
2012
Net premiums earned	$137,280	$141,584	$149,943	$147,764	$576,571
Net investment income	15,293	14,826	14,221	14,491	58,831
Net realized investment gains (losses)	11,416	(664)	5,481	9,139	25,372
Earnings before income taxes	41,109	36,568	36,480	28,575	142,732
Net earnings	28,038	24,748	25,463	25,097	103,346
Basic earnings per share(1)	$1.32	$1.17	$1.20	$1.18	$4.87
Diluted earnings per share(1)	$1.30	$1.15	$1.19	$1.16	$4.79
2011
Net premiums earned	$116,051	$130,826	$146,552	$145,023	$538,452
Net investment income	16,303	15,180	15,954	16,244	63,681
Net realized investment gains (losses)	4,472	10,050	(177)	2,691	17,036
Earnings before income taxes	40,821	67,730	34,907	40,128	183,586
Net earnings	27,706	44,992	23,969	29,931	126,598
Basic earnings per share(1)	$1.32	$2.13	$1.14	$1.42	$6.01
Diluted earnings per share(1)	$1.30	$2.11	$1.12	$1.39	$5.91

(1) Since the weighted-average shares for the quarters are calculated independently of the weighted-average shares for the year, quarterly earnings per share may not total to annual earnings per share.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012 company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of insurance companies through which the entity conducts operations	4
RLI Ins.
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50
Mt. Hawley Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50
RIC
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	48
Contractors Bonding and Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RETROSPECTIVE ACCOUNTING STANDARDS
Deferred policy acquisition costs asset	$ (52,344,000)	$ (52,105,000)	$ (40,242,000)	$ (40,510,000)
Consolidated shareholders' equity	(796,363,000)	(792,634,000)	(769,151,000)	(809,260,000)
Deferred income tax benefit	(3,781,000)	(7,464,000)	(37,000)
Accounting Standards Update 2010-26 | Restatement Adjustment
RETROSPECTIVE ACCOUNTING STANDARDS
Deferred policy acquisition costs asset		40,300,000
Consolidated shareholders' equity		26,200,000	23,000,000
Deferred income tax benefit		14,100,000
Reduction in book value per share (in dollars per share)		$ 1.24	$ 1.08
Increase (decrease) in policy acquisition costs		6,100,000	(1,200,000)
Increase (decrease) to revised combined ratio		1.2	(0.3)
Increase (decrease) in net earnings		$ (4,000,000)	$ 800,000
Increase (decrease) in net earnings per share (in dollars per share)		$ (0.18)	$ 0.04

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of categories for debt and equity securities	3
Available-For-Sale Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	99.00%
Held-to-Maturity Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	1.00%
Trading Securities | Maximum
INVESTMENTS
Classification of debt securities portfolio (as a percent)	1.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2012
Equipment | Minimum
PROPERTY AND EQUIPMENT
Useful life	3 years
Equipment | Maximum
PROPERTY AND EQUIPMENT
Useful life	10 years
Buildings and improvements | Maximum
PROPERTY AND EQUIPMENT
Useful life	30 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%		40.00%
Investment amount	$ 52,128,000		$ 52,128,000	$ 49,968,000
Investee earnings recorded in income			8,853,000	6,497,000	7,101,000
Additional summarized financial information for investee
Dividends received	6,600,000	7,900,000	6,600,000		7,920,000
Maui Jim Inc.
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%		40.00%
Investment amount	52,100,000		52,100,000	50,000,000
Investee earnings recorded in income			8,900,000	6,500,000	7,100,000
Total investee net income			21,600,000	16,100,000	16,600,000
Additional summarized financial information for investee
Total assets	175,400,000		175,400,000	163,000,000
Total liabilities	68,000,000		68,000,000	62,400,000
Total equity	107,400,000		107,400,000	100,600,000
Undistributed earnings included in retained earnings	39,000,000		39,000,000
Dividends received			$ 6,600,000		$ 7,900,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 CBIC and Rockbridge	Dec. 31, 2012 Surety segment Acquisitions prior to 2011	Apr. 30, 2011 Surety segment Contractors Bonding and Insurance Company	Dec. 31, 2012 Surety segment Contractors Bonding and Insurance Company	Apr. 30, 2011 Casualty and Surety segment Contractors Bonding and Insurance Company	Dec. 31, 2012 Casualty and Surety segment Contractors Bonding and Insurance Company	Apr. 30, 2011 Casualty Contractors Bonding and Insurance Company	Dec. 31, 2012 Casualty Contractors Bonding and Insurance Company	Nov. 02, 2012 Casualty Rockbridge	Dec. 31, 2012 Casualty Rockbridge
INTANGIBLE ASSETS
Goodwill and intangibles	$ 76,113,000				$ 60,482,000				$ 76,113,000	$ 60,482,000							$ 33,300,000				$ 16,600,000
Goodwill													26,200,000		15,100,000				5,300,000		12,400,000
Goodwill acquired														15,100,000				5,300,000		12,400,000
Indefinite Lived Intangible Assets																	8,800,000
Indefinite Lived Intangible Assets Acquired																8,800,000
Definite-lived intangible assets, net of amortization																	4,100,000				4,200,000
Amortization of intangible assets												1,000,000
Basic EPS, Income (Numerator)
Income available to common shareholders	25,097,000	25,463,000	24,748,000	28,038,000	29,931,000	23,969,000	44,992,000	27,706,000	103,346,000	126,598,000	128,197,000
Diluted EPS, Income (Numerator)
Income available to common shareholders									103,346,000	126,598,000	128,197,000
Basic EPS, Weighted Average Shares (Denominator)
Number of shares outstanding									21,216	21,078	21,020
Effect of Dilutive Securities, Shares (Denominator)
Stock options (in shares)									364	356	221
Diluted EPS, Weighted Average Shares (Denominator)
Number of shares outstanding									21,580	21,434	21,241
Basic EPS, Per Share Amount
Basic earnings per share (in dollars per share)	$ 1.18	$ 1.2	$ 1.17	$ 1.32	$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 4.87	$ 6.01	$ 6.1
Diluted EPS, Per Share Amount
Diluted earnings per share (in dollars per share)	$ 1.16	$ 1.19	$ 1.15	$ 1.3	$ 1.39	$ 1.12	$ 2.11	$ 1.3	$ 4.79	$ 5.91	$ 6.04
COMPREHENSIVE EARNINGS
Tax rate used (as a percent)									35.00%	35.00%	35.00%
Other comprehensive income (loss), tax									$ 13,900,000	$ 11,500,000	$ 10,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
California earthquake
Catastrophe Exposures
Catastrophe reinsurance	$ 300
First-dollar retention	25
Non-California earthquake
Catastrophe Exposures
Catastrophe reinsurance	330
First-dollar retention	20
Hurricane
Catastrophe Exposures
Catastrophe reinsurance	230
First-dollar retention	$ 20

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (Casualty segment, Environmental liability exposures, USD $) In Millions, unless otherwise specified	12 Months Ended	48 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Casualty segment | Environmental liability exposures
Environmental Exposures
Premiums written	$ 2.3	$ 6.2

INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net investment income
Gross investment income									$ 63,509	$ 68,298	$ 71,168
Less investment expenses									(4,678)	(4,617)	(4,369)
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Fixed income securities
Net investment income
Gross investment income									50,646	58,294	62,806
Equity securities
Net investment income
Gross investment income									12,848	9,957	8,192
Cash and Short-term Investments
Net investment income
Gross investment income									$ 15	$ 47	$ 170

INVESTMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ 26,528	$ 17,293	$ 23,243
OTTI									(1,156)	(257)
Net realized investment gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Net changes in unrealized gains (losses) on investments:									39,855	32,855	28,695
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments									65,227	49,891	51,938
Fixed income securities | Available-For-Sale Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									12,965	10,892	15,590
Net changes in unrealized gains (losses) on investments:									23,643	22,393	4,879
Fixed income securities | Held-to-Maturity Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									247	201	120
Fixed income securities | Trading Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI											28
Equity securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									16,245	6,129	7,443
OTTI									(1,156)	(257)
Net changes in unrealized gains (losses) on investments:									16,212	10,462	23,816
Other
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ (2,929)	$ 71	$ 62

INVESTMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Held-to-Maturity Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales			$ 249,927,000
Gross Realized Gains			120,000
Net Realized Gain (Loss)			120,000
Fixed maturities | Available-For-Sale Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	181,338,000	383,664,000	323,887,000
Gross Realized Gains	11,208,000	11,333,000	15,017,000
Gross Realized Losses	(43,000)	(487,000)	(59,000)
Net Realized Gain (Loss)	11,165,000	10,846,000	14,958,000
Fixed maturities | Available-For-Sale Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	248,134,000	261,654,000	382,456,000
Gross Realized Gains	1,806,000	63,000	636,000
Gross Realized Losses	(6,000)	(17,000)	(4,000)
Net Realized Gain (Loss)	1,800,000	46,000	632,000
Fixed maturities | Held-to-Maturity Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	273,816,000	258,493,000	249,927,000
Gross Realized Gains	247,000	201,000	120,000
Net Realized Gain (Loss)	247,000	201,000	120,000
Fixed maturities | Trading Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales			1,006,000
Gross Realized Gains			28,000
Net Realized Gain (Loss)			28,000
Fixed maturities | Trading Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales		6,000	3,000
Equities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	78,315,000	40,092,000	35,559,000
Gross Realized Gains	19,755,000	8,483,000	8,525,000
Gross Realized Losses	(3,510,000)	(2,354,000)	(1,082,000)
Net Realized Gain (Loss)	$ 16,245,000	$ 6,129,000	$ 7,443,000

INVESTMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured at Fair Value
Trading securities	$ 7	$ 7
Available-for-sale securities	1,754,370	1,535,006
U.S. agency
Assets measured at Fair Value
Available-for-sale securities	11,759	113,819
U.S. government
Assets measured at Fair Value
Available-for-sale securities	16,713	16,172
Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities	9,367	6,697
Municipal
Assets measured at Fair Value
Available-for-sale securities	432,319	236,590
Equities
Assets measured at Fair Value
Available-for-sale securities	375,788	388,689
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets measured at Fair Value
Available-for-sale securities	375,788	388,689
Total assets at fair value	375,788	388,689
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equities
Assets measured at Fair Value
Available-for-sale securities	375,788	388,689
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2)
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	1,378,582	1,146,317
Total assets at fair value	1,378,589	1,146,324
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | U.S. agency
Assets measured at Fair Value
Available-for-sale securities	11,759	113,819
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Corporate
Assets measured at Fair Value
Available-for-sale securities	580,708	467,100
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	250,387	248,986
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | ABS/CMO
Assets measured at Fair Value
Available-for-sale securities	77,329	56,953
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | U.S. government
Assets measured at Fair Value
Available-for-sale securities	16,713	16,172
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities	9,367	6,697
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Municipal
Assets measured at Fair Value
Available-for-sale securities	432,319	236,590
Fair value measured on recurring basis | Total
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	1,754,370	1,535,006
Total assets at fair value	1,754,377	1,535,013
Fair value measured on recurring basis | Total | U.S. agency
Assets measured at Fair Value
Available-for-sale securities	11,759	113,819
Fair value measured on recurring basis | Total | Corporate
Assets measured at Fair Value
Available-for-sale securities	580,708	467,100
Fair value measured on recurring basis | Total | Mortgage-backed
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	250,387	248,986
Fair value measured on recurring basis | Total | ABS/CMO
Assets measured at Fair Value
Available-for-sale securities	77,329	56,953
Fair value measured on recurring basis | Total | U.S. government
Assets measured at Fair Value
Available-for-sale securities	16,713	16,172
Fair value measured on recurring basis | Total | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities	9,367	6,697
Fair value measured on recurring basis | Total | Municipal
Assets measured at Fair Value
Available-for-sale securities	432,319	236,590
Fair value measured on recurring basis | Total | Equities
Assets measured at Fair Value
Available-for-sale securities	$ 375,788	$ 388,689

INVESTMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale
Amortized Cost	$ 1,534,637	$ 1,355,128
Fair Value	1,754,370	1,535,006
Gross Unrealized Gains	220,991	186,067
Gross Unrealized Losses	(1,258)	(6,189)
Held-to-maturity
Amortized Cost	11,728	260,226
Fair Value	11,868	260,981
Gross Unrecognized Gains	140	1,219
Gross Unrecognized Losses		(464)
Trading securities
Amortized Cost	6	7
Fair Value	7	7
Total fixed income and equity securities
Amortized Cost	1,546,371	1,615,361
Fair Value	1,766,245	1,795,994
Gross Unrealized Gains	221,131	187,286
Gross Unrealized Losses	(1,258)	(6,653)
U.S. government
Available-for-sale
Amortized Cost	16,358	15,721
Fair Value	16,713	16,172
Gross Unrealized Gains	355	459
Gross Unrealized Losses		(8)
Corporate
Available-for-sale
Amortized Cost	535,437	439,079
Fair Value	580,708	467,100
Gross Unrealized Gains	45,497	31,640
Gross Unrealized Losses	(226)	(3,619)
Held-to-maturity
Amortized Cost		15,000
Fair Value		14,536
Gross Unrecognized Losses		(464)
U.S. agency
Available-for-sale
Amortized Cost	11,609	112,975
Fair Value	11,759	113,819
Gross Unrealized Gains	150	844
Held-to-maturity
Amortized Cost	10,076	243,571
Fair Value	10,150	244,656
Gross Unrecognized Gains	74	1,085
Non-U.S. govt. & agency
Available-for-sale
Amortized Cost	8,410	6,403
Fair Value	9,367	6,697
Gross Unrealized Gains	957	294
Mtge/ABS/CMO
Available-for-sale
Amortized Cost	307,310	287,459
Fair Value	327,716	305,939
Gross Unrealized Gains	20,406	18,480
Trading securities
Amortized Cost	6	7
Fair Value	7	7
Municipal
Available-for-sale
Amortized Cost	415,226	224,091
Fair Value	432,319	236,590
Gross Unrealized Gains	17,250	12,517
Gross Unrealized Losses	(157)	(18)
Held-to-maturity
Amortized Cost	1,652	1,655
Fair Value	1,718	1,789
Gross Unrecognized Gains	66	134
Fixed maturities
Available-for-sale
Amortized Cost	1,294,350	1,085,728
Fair Value	1,378,582	1,146,317
Gross Unrealized Gains	84,615	64,234
Gross Unrealized Losses	(383)	(3,645)
Equity securities
Available-for-sale
Amortized Cost	240,287	269,400
Fair Value	375,788	388,689
Gross Unrealized Gains	136,376	121,833
Gross Unrealized Losses	$ (875)	$ (2,544)

INVESTMENTS (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of available-for-sale debt securities by contractual maturity
Due in one year or less	$ 19,901,000
Due after one year through five years	123,942,000
Due after five years through 10 years	659,318,000
Due after 10 years	183,879,000
Total amortized cost	1,294,350,000	1,085,728,000
Fair value of available-for-sale debt securities by contractual maturity
Due in one year or less	19,896,000
Due after one year through five years	131,681,000
Due after five years through 10 years	707,490,000
Due after 10 years	191,799,000
Total fair value	1,378,582,000	1,146,317,000
Amortized cost of debt securities held-to-maturity by contractual maturity
Due in one year or less	2,996,000
Due after one year through five years	651,000
Due after 10 years	8,081,000
Total amortized cost	11,728,000
Fair value of debt securities held-to-maturity by contractual maturity
Due in one year or less	3,023,000
Due after one year through five years	718,000
Due after 10 years	8,127,000
Total fair value	11,868,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	6,000	7,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	7,000
Amortized cost of fixed income securities by contractual maturity
Due in one year or less	22,897,000
Due after one year through five years	124,593,000
Due after five years through 10 years	659,318,000
Due after 10 years	191,960,000
Total amortized cost	1,306,084,000
Fair value of fixed income securities by contractual maturity
Due in one year or less	22,919,000
Due after one year through five years	132,399,000
Due after five years through 10 years	707,490,000
Due after 10 years	199,926,000
Total fair value	1,390,457,000
Net unrealized appreciation of available-for-sale fixed maturities and equity securities	219,700,000	179,900,000
Mtge/ABS/CMO
Amortized cost of available-for-sale debt securities by contractual maturity
Total amortized cost	307,310,000
Fair value of available-for-sale debt securities by contractual maturity
Total fair value	327,716,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	6,000	7,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	7,000
Amortized cost of fixed income securities by contractual maturity
Total amortized cost	307,316,000
Fair value of fixed income securities by contractual maturity
Total fair value	$ 327,723,000

INVESTMENTS (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value
Less than 12 months	$ 88,007,000	$ 80,439,000
12 Months and Greater	960,000	29,748,000
Total Fair value	88,967,000	110,187,000
Cost or amortized cost
Less than 12 months	89,232,000	85,421,000
12 Months and Greater	993,000	31,419,000
Total Cost or Amortized Cost	90,225,000	116,840,000
Unrealized Loss
Less than 12 months	(1,225,000)	(4,982,000)
12 Months and Greater	(33,000)	(1,671,000)
Total Unrealized Loss	(1,258,000)	(6,653,000)
Other-than-temporary impairment charges	1,156,000	257,000
Fixed maturities and short-term investments on deposit with either regulatory authorities or banks	24,200,000
Maximum
Unrealized Loss
Fixed maturities held in trust	100,000
U.S. Government
Fair value
Less than 12 months	749,000	5,023,000
Total Fair value	749,000	5,023,000
Cost or amortized cost
Less than 12 months	749,000	5,031,000
Total Cost or Amortized Cost	749,000	5,031,000
Unrealized Loss
Less than 12 months		(8,000)
Total Unrealized Loss		(8,000)
ABS/CMO
Fair value
Less than 12 months	18,000
Total Fair value	18,000
Cost or amortized cost
Less than 12 months	18,000
Total Cost or Amortized Cost	18,000
Corporate
Fair value
Less than 12 months	35,969,000	49,464,000
12 Months and Greater	960,000	28,698,000
Total Fair value	36,929,000	78,162,000
Cost or amortized cost
Less than 12 months	36,162,000	51,894,000
12 Months and Greater	993,000	30,351,000
Total Cost or Amortized Cost	37,155,000	82,245,000
Unrealized Loss
Less than 12 months	(193,000)	(2,430,000)
12 Months and Greater	(33,000)	(1,653,000)
Total Unrealized Loss	(226,000)	(4,083,000)
Municipal
Fair value
Less than 12 months	35,064,000
12 Months and Greater		1,050,000
Total Fair value	35,064,000	1,050,000
Cost or amortized cost
Less than 12 months	35,221,000
12 Months and Greater		1,068,000
Total Cost or Amortized Cost	35,221,000	1,068,000
Unrealized Loss
Less than 12 months	(157,000)
12 Months and Greater		(18,000)
Total Unrealized Loss	(157,000)	(18,000)
Fixed income securities
Fair value
Less than 12 months	71,800,000	54,487,000
12 Months and Greater	960,000	29,748,000
Total Fair value	72,760,000	84,235,000
Cost or amortized cost
Less than 12 months	72,150,000	56,925,000
12 Months and Greater	993,000	31,419,000
Total Cost or Amortized Cost	73,143,000	88,344,000
Unrealized Loss
Less than 12 months	(350,000)	(2,438,000)
12 Months and Greater	(33,000)	(1,671,000)
Total Unrealized Loss	(383,000)	(4,109,000)
Number of unrealized loss positions	33
Maximum period for securities with unrealized losses greater than 20 percent	12 months
Number of securities in unrealized loss positions for 12 months or longer	1
Fixed income securities | Maximum
Unrealized Loss
12 Months and Greater	100,000
Common Stock
Unrealized Loss
Number of unrealized loss positions	5
Maximum period for securities with unrealized losses greater than 20 percent	6 months
Common Stock | Maximum
Unrealized Loss
Maximum percentage of unrealized loss to portfolio for more than six consecutive months	20.00%
Equity securities
Fair value
Less than 12 months	16,207,000	25,952,000
Total Fair value	16,207,000	25,952,000
Cost or amortized cost
Less than 12 months	17,082,000	28,496,000
Total Cost or Amortized Cost	17,082,000	28,496,000
Unrealized Loss
Less than 12 months	(875,000)	(2,544,000)
Total Unrealized Loss	(875,000)	(2,544,000)
Other-than-temporary impairment charges	$ 1,156,000	$ 257,000

POLICY ACQUISITION COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policy acquisition costs deferred and amortized to income
Deferred policy acquisition costs (DAC), beginning of year	$ 52,105	$ 40,242	$ 40,510
VOBA*, CBIC - Acquisition date		10,822
Deferred:
Direct commissions	129,765	116,206	101,523
Premium taxes	9,528	8,725	6,809
Ceding commissions	(29,010)	(24,721)	(24,472)
Net deferred	110,283	100,210	83,860
Amortized	110,044	99,169	84,128
DAC/VOBA*, end of year	52,344	52,105	40,242
Policy acquisition costs:
Amortized to expense - DAC	107,482	91,499	84,128
Amortized to expense - VOBA	2,562	7,670
Period costs:
Ceding commission - contingent	(1,940)	(2,207)	(2,203)
Other underwriting expenses	88,258	86,906	74,969
Total policy acquisition costs	$ 196,362	$ 183,868	$ 156,894

DEBT (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 12, 2003 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Dec. 31, 2010 Senior Notes	Dec. 31, 2012 Revolving line of credit
Debt
Outstanding long-term senior notes	$ 100,000,000	$ 100,000,000				$ 100,000,000
Issue of senior notes by public debt offering					100,000,000
Stated interest rate, payable semi-annually (as a percent)					5.95%
Proceeds from issuance of debt, net of discount and commission						98,900,000
Estimated fair value of senior notes						104,400,000
Borrowing capacity under revolving line of credit facility									25,000,000
Maximum borrowing capacity conditional expansion									50,000,000
Term of facility									3 years
Average interest rate on debt (as a percent)						6.02%	6.02%	6.02%
Interest paid on outstanding debt	$ 6,050,000	$ 6,050,000	$ 6,050,000	$ 6,000,000		$ 6,000,000	$ 6,000,000	$ 6,000,000

REINSURANCE (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REINSURANCE
Maximum amount beyond which net loss on any individual risk is limited through the purchase of reinsurance	$ 3,000,000								$ 3,000,000
Reinsurance retentions, low end of range	500,000								500,000
Reinsurance retentions, high end of range	8,800,000								8,800,000
WRITTEN
Direct									709,107,000	629,727,000	586,624,000
Reinsurance assumed									75,692,000	72,380,000	49,692,000
Reinsurance ceded									(191,713,000)	(152,469,000)	(151,176,000)
Net									593,086,000	549,638,000	485,140,000
EARNED
Direct									679,124,000	625,963,000	599,669,000
Reinsurance assumed									77,597,000	66,984,000	47,637,000
Reinsurance ceded									(180,150,000)	(154,495,000)	(153,924,000)
Net	147,764,000	149,943,000	141,584,000	137,280,000	145,023,000	146,552,000	130,826,000	116,051,000	576,571,000	538,452,000	493,382,000
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct									282,859,000	180,768,000	265,903,000
Reinsurance assumed									69,830,000	60,076,000	29,586,000
Reinsurance ceded									(81,044,000)	(40,760,000)	(94,157,000)
Net									$ 271,645,000	$ 200,084,000	$ 201,332,000

REINSURANCE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 reinsurer	Dec. 31, 2011
REINSURANCE
Prepaid reinsurance premiums and recoverables on paid and unpaid losses and settlement expenses	$ 390,100,000
Minimum percentage of reinsurance recoverables due from companies with financial strength ratings of "A" or better by A.M. Best and S&P rating services	95.00%
Number of top reinsurers	10
Reinsurance balances recoverable as a percentage of shareholder's equity, threshold for disclosure	2.00%
Net reinsurance balances recoverable
Amount of allowance for uncollectible amounts on paid recoverables	13,470,000	13,653,000
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,834,000	14,820,000
Threshold period for including reinsurance receivables in the allowance for uncollectible amounts	1 year
Crop reinsurance business
Net reinsurance balances recoverable
Premiums and reinsurance balances receivable beyond one year	20,400,000
Endurance Re
Net reinsurance balances recoverable
Amounts Recoverable	64,615,000
Munich Re America / HSB
Net reinsurance balances recoverable
Amounts Recoverable	61,321,000
Aspen UK Ltd.
Net reinsurance balances recoverable
Amounts Recoverable	34,624,000
Axis Re
Net reinsurance balances recoverable
Amounts Recoverable	29,376,000
Transatlantic Re
Net reinsurance balances recoverable
Amounts Recoverable	28,575,000
Berkley Insurance Co.
Net reinsurance balances recoverable
Amounts Recoverable	22,205,000
Swiss Re /Westport Ins. Corp.
Net reinsurance balances recoverable
Amounts Recoverable	21,932,000
Toa-Re
Net reinsurance balances recoverable
Amounts Recoverable	17,077,000
Alterra Re - USA
Net reinsurance balances recoverable
Amounts Recoverable	13,983,000
Allied World Re - US
Net reinsurance balances recoverable
Amounts Recoverable	$ 13,956,000

HISTORICAL LOSS AND LAE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 28, 2011
Unpaid losses and LAE at beginning of year:
Gross	$ 1,150,714	$ 1,173,943	$ 1,146,460	$ 72,387
Ceded	(353,805)	(354,163)	(336,392)	(18,881)
Net	796,909	819,780	810,068	53,506
Increase (decrease) in incurred losses and LAE:
Current accident year	336,228	310,145	284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Total incurred	271,645	200,084	201,332
Loss and LAE payments for claims incurred:
Current accident year	(69,785)	(89,924)	(43,945)
Prior accident year	(200,170)	(186,537)	(147,675)
Total paid	(269,955)	(276,461)	(191,620)
Net unpaid losses and LAE at end of year	798,599	796,909	819,780	53,506
Unpaid losses and LAE at end of year:
Gross	1,158,483	1,150,714	1,173,943	72,387
Ceded	(359,884)	(353,805)	(354,163)	(18,881)
Net	$ 798,599	$ 796,909	$ 819,780	$ 53,506

HISTORICAL LOSS AND LAE DEVELOPMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	$ (64,583)	$ (110,061)	$ (83,243)
Casualty
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(40,449)	(83,892)	(64,602)
Casualty | Asbestos and environmental exposures
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		1,500
Casualty | Personal umbrella
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(11,500)	(7,700)	(17,700)
Casualty | Transportation
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	3,200	(6,900)	(11,600)
Casualty | Executive products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	2,200		(9,100)
Casualty | General liability
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(14,200)	(37,300)
Casualty | Program business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(9,200)
Casualty | Runoff casualty business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(4,600)	(6,200)
Casualty | Commercial umbrella products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(4,900)	(15,100)
Property
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(16,800)	(18,453)	(8,271)
Property | Northridge earthquake
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		(7,000)
Property | Prior year hurricanes and floods
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(3,500)
Property | Marine business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(12,100)	(8,500)	(4,600)
Surety
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(7,334)	(7,716)	(10,370)
Surety | Contract surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	2,600	(3,900)	(5,400)
Surety | Energy surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		(2,200)
Surety | Commercial surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		$ (2,000)	$ (3,700)

HISTORICAL LOSS AND LAE DEVELOPMENT (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Apr. 28, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Environmental, Asbestos and Mass Tort Claims	Dec. 31, 2011 Environmental, Asbestos and Mass Tort Claims	Dec. 31, 2010 Environmental, Asbestos and Mass Tort Claims
Loss and LAE payments (cumulative)
Gross						$ 102,222,000	$ 91,079,000	$ 86,453,000
Ceded						(57,345,000)	(48,039,000)	(43,015,000)
Net						44,877,000	43,040,000	43,438,000
Unpaid losses and LAE at end of year:
Gross	1,158,483,000	1,150,714,000	72,387,000	1,173,943,000	1,146,460,000	50,353,000	66,429,000	72,243,000
Ceded	(359,884,000)	(353,805,000)	(18,881,000)	(354,163,000)	(336,392,000)	(16,733,000)	(31,633,000)	(36,895,000)
Net	798,599,000	796,909,000	53,506,000	819,780,000	810,068,000	33,620,000	34,796,000	35,348,000
Minimum period for which product lines related to majority of reserves have been in runoff						20 years
Gross claims paid						9,300,000
Net claims paid						$ 300,000

INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Tax discounting of claim reserves	$ 25,462,000		$ 25,462,000	$ 26,781,000
Unearned premium offset	20,731,000		20,731,000	19,575,000
Deferred compensation	5,614,000		5,614,000	8,746,000
Stock option expense	4,678,000		4,678,000	3,954,000
NOL carryforward	3,223,000		3,223,000	5,486,000
Other	433,000		433,000	298,000
Deferred tax assets before allowance	60,141,000		60,141,000	64,840,000
Total deferred tax assets	60,141,000		60,141,000	64,840,000
Deferred tax liabilities:
Net unrealized appreciation of securities	77,036,000		77,036,000	63,274,000
Deferred policy acquisition costs	18,320,000		18,320,000	18,236,000
Book/tax depreciation	1,060,000		1,060,000	2,122,000
Intangible assets from CBIC acquisition	4,541,000		4,541,000	4,869,000
Undistributed earnings of unconsolidated investee	13,812,000		13,812,000	13,016,000
Other	938,000		938,000	1,190,000
Total deferred tax liabilities	115,707,000		115,707,000	102,707,000
Net deferred tax liability	(55,566,000)		(55,566,000)	(37,867,000)
U.S. federal tax rate (as a percent)			35.00%	35.00%	35.00%
Reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations
Provision for income taxes at the statutory federal tax rates			49,956,000	64,255,000	62,883,000
Increase (reduction) in taxes resulting from:
Dividends received deduction			(2,630,000)	(1,980,000)	(1,628,000)
ESOP dividends paid deduction			(3,596,000)	(3,367,000)	(4,358,000)
Tax-exempt interest income			(2,995,000)	(2,412,000)	(3,221,000)
Other items, net			(1,349,000)	492,000	(2,206,000)
Income tax expense			39,386,000	56,988,000	51,470,000
Effective tax rates (as a percent)			27.60%	31.00%	28.60%
Tax benefit recognized from special dividend paid to ESOP			2,900,000	2,700,000	3,600,000
Effective rate reduction due to special dividend paid to ESOP (as a percent)			2.00%	1.50%	2.00%
Capital gains rate (as a percent)			35.00%
Dividend received	6,600,000	7,900,000	6,600,000		7,920,000
Recognized tax benefit from dividend received	1,800,000	2,200,000	1,800,000		2,200,000
Effective rate reduction due to dividend received (as a percent)			1.30%
Expected effective tax rate when deferred items reverse in future years (as a percent)			35.00%
Federal and state income taxes paid			$ 25,900,000	$ 50,500,000	$ 52,000,000

EMPLOYEE BENEFITS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS
Annual expenses for incentive plans	$ 16.7	$ 17.4	$ 16
ESOP and 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Vesting period of profit sharing contributions	3 years
Expenses recognized	7.8	10.6	8.3
Employee Stock Ownership Plan (ESOP)
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	164,459	89,783	113,006
Average price of shares purchased (in dollars per share)	$ 68.11	$ 57.64	$ 51.1
Aggregate price of shares purchased	11.2	5.2	5.8
Shares held by the ESOP	1,689,682
Employee 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Employer contribution as a percent of eligible compensation	3.00%
Vesting percentage in basic and voluntary contributions	100.00%
Deferred compensation plan
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	7,484	9,781	5,518
Average price of shares purchased (in dollars per share)	$ 68.48	$ 59.49	$ 55.46
Aggregate price of shares purchased	0.5	0.6	0.3
Assets held under trust	$ 21.8

EMPLOYEE BENEFITS (Details 2) (USD $)	1 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	May 31, 2012	Dec. 31, 2011	Nov. 30, 2011	May 31, 2011	Dec. 31, 2010	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2010 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2012 Omnibus Stock Plan	Dec. 31, 2005 Omnibus Stock Plan	Dec. 31, 2012 RLI Corp. Long-Term Incentive Plan (LTIP)
Stock based compensation
Shares authorized for grant																1,500,000	2,000,000
Stock options granted to date (in shares)															1,228,726		839,900
Award vesting period												5 years
Term of options												8 years
Term of options granted prior to 2009												10 years
Age and period of service of the participant to be eligible for retirement																	75 years
Special dividend declared (in dollars per share)		$ 5			$ 5		$ 7
Special dividend paid (in dollars per share)	$ 5			$ 5			$ 7
Nonqualified options as percentage of options outstanding									99.00%
Weighted Number of Options Outstanding
Outstanding options at the beginning of the period (in shares)									1,280,866	1,524,982	1,583,803
Options granted (in shares)			218,900			201,000		167,150	334,900	297,950	223,150		1,541	2,474			334,900
Special dividend (in shares)									1,086	1,541	5,398
Options exercised (in shares)									(141,130)	(515,317)	(244,505)
Options canceled/forfeited (in shares)									(3,120)	(28,290)	(42,864)
Outstanding options at the end of the period (in shares)	1,472,602			1,280,866			1,524,982		1,472,602	1,280,866	1,524,982
Exercisable options at the end of the period (in shares)	681,092			603,936			833,331		681,092	603,936	833,331
Weighted Average Exercise Price
Outstanding options at the beginning of the period (in dollars per share)									$ 43.23	$ 41.32	$ 44.73
Options granted (in dollars per share)									$ 63.43	$ 55.03	$ 49.07		$ 54.95	$ 55.2
Special dividend (in dollars per share)	$ 30.78			$ 32.16			$ 34.25		$ 30.78	$ 32.16	$ 34.25
Options exercised (in dollars per share)									$ 38.06	$ 34.61	$ 28.95
Options canceled/forfeited (in dollars per share)									$ 40.84	$ 41.64	$ 40.15
Outstanding options at the end of the period (in dollars per share)	$ 44.45			$ 43.23			$ 41.32		$ 44.45	$ 43.23	$ 41.32
Exercisable options at the end of the period (in dollars per share)	$ 36.57			$ 39.8			$ 37.96		$ 36.57	$ 39.8	$ 37.96
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term of options outstanding									5 years 5 months 5 days	5 years 7 months 13 days	5 years 9 months 14 days
Weighted-average remaining contractual term of exercisable options									4 years 3 months 7 days	4 years 6 months 14 days	4 years 10 months 10 days
Aggregate Intrinsic Value
Options exercised (in dollars)									$ 4,712,000	$ 12,764,000	$ 6,467,000
Outstanding options at the end of the period (in dollars)	29,865,000			37,949,000			17,161,000		29,865,000	37,949,000	17,161,000
Exercisable options at the end of the period (in dollars)	19,135,000			19,965,000			12,176,000		19,135,000	19,965,000	12,176,000
Average fair value of options granted (in dollars per share)			$ 13.07			$ 12.92		$ 13.42	$ 13.11	$ 12.91	$ 13.2
Stock-based compensation expenses (in dollars)									3,600,000	3,500,000	3,100,000		100,000	100,000
Income tax benefit from stock-based compensation (in dollars)									1,300,000	1,200,000	1,100,000
Unrecognized stock-based compensation expense (in dollars)	$ 4,300,000			$ 3,600,000			$ 3,700,000		$ 4,300,000	$ 3,600,000	$ 3,700,000
Weighted average grant date assumptions and weighted average fair value
Weighted-average fair value of grants (in dollars per share)			$ 13.07			$ 12.92		$ 13.42	$ 13.11	$ 12.91	$ 13.2
Risk-free interest rates (as a percent)									0.90%	2.06%	2.58%
Dividend yield (as a percent)									1.93%	1.89%	1.74%
Expected volatility (as a percent)									25.62%	25.68%	25.91%
Expected option life									5 years 5 months 5 days	5 years 6 months 14 days	5 years 7 months 10 days
Period for which annualized dividends is considered to calculate dividend yield									5 years
POST-RETIREMENT BENEFITS OTHER THAN PENSION
Retirement age, minimum									55 years
Service period, minimum									20 years
Medical coverage termination, threshold age									65 years

STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 company	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 RLI Ins.	Dec. 31, 2011 RLI Ins.	Dec. 31, 2010 RLI Ins.	Dec. 31, 2012 Mt. Hawley Insurance Company	Dec. 31, 2012 Insurance subsidiaries	Dec. 31, 2011 Insurance subsidiaries	Dec. 31, 2010 Insurance subsidiaries	Dec. 31, 2012 Common Stock Mt. Hawley Insurance Company
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
Number of insurance companies	4
Equity	$ 796,363,000	$ 792,634,000	$ 769,151,000	$ 809,260,000
Remaining unrestricted equity, primarily comprised of investments and cash	112,300,000
Remaining unrestricted equity, liquid assets	35,100,000
Statutory information and dividend restrictions
Authorized control level RBC					90,400,000	89,300,000	81,100,000
Cost basis of RLI stock held by the subsidiary								64,600,000
Selected information for insurance subsidiaries
Consolidated net income, statutory basis									125,672,000	118,922,000	143,091,000
Consolidated surplus, statutory basis					684,100,000	710,200,000	732,400,000		684,072,000	710,186,000	732,379,000	9,100,000
Dividend restriction as percentage of policyholder surplus	10.00%
Ordinary dividends paid					13,000,000		58,000,000
Extraordinary dividend paid after seeking and receiving approval from the Illinois regulatory authorities					$ 125,000,000	$ 150,000,000	$ 150,000,000

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES
Expense associated with operating leases	$ 5,400,000	$ 5,000,000	$ 4,200,000
Minimum future rental payments under noncancellable leases
2013	4,701,000
2014	4,597,000
2015	3,902,000
2016	3,017,000
2017	2,354,000
2018-2023	5,501,000
Total minimum future rental payments	$ 24,072,000

OPERATING SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING SEGMENT INFORMATION
Ownership percentage in Maui Jim Inc.	40.00%								40.00%
REVENUE
Net premiums earned	$ 147,764	$ 149,943	$ 141,584	$ 137,280	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 576,571	$ 538,452	$ 493,382
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Net realized gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Consolidated revenue									660,774	619,169	583,424
INSURANCE EXPENSES
Losses and settlement expenses									271,645	200,084	201,332
Policy acquisition costs									196,362	183,868	156,894
Other insurance expenses									44,971	44,312	38,584
Insurance expenses									512,978	428,264	396,810
NET EARNINGS
Net underwriting income									63,593	110,188	96,572
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Net realized gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
General corporate expense and interest on debt									(13,917)	(13,816)	(14,048)
Equity in earnings of unconsolidated investee									8,853	6,497	7,101
Earnings before income taxes	28,575	36,480	36,568	41,109	40,128	34,907	67,730	40,821	142,732	183,586	179,667
Income tax expense									39,386	56,988	51,470
Net earnings	25,097	25,463	24,748	28,038	29,931	23,969	44,992	27,706	103,346	126,598	128,197
Casualty
REVENUE
Net premiums earned									267,697	236,198	232,047
INSURANCE EXPENSES
Losses and settlement expenses									144,106	85,091	114,861
Policy acquisition costs									76,765	67,495	59,628
Other insurance expenses									21,387	22,215	20,474
NET EARNINGS
Net underwriting income									25,439	61,397	37,084
Property
REVENUE
Net premiums earned									202,402	203,660	181,645
INSURANCE EXPENSES
Losses and settlement expenses									115,707	101,969	82,463
Policy acquisition costs									60,070	57,878	52,847
Other insurance expenses									14,933	13,481	12,042
NET EARNINGS
Net underwriting income									11,692	30,332	34,293
Surety
REVENUE
Net premiums earned									106,472	98,594	79,690
INSURANCE EXPENSES
Losses and settlement expenses									11,832	13,024	4,008
Policy acquisition costs									59,527	58,495	44,419
Other insurance expenses									8,651	8,616	6,068
NET EARNINGS
Net underwriting income									$ 26,462	$ 18,459	$ 25,195

OPERATING SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue by major product
Net premiums earned	$ 147,764	$ 149,943	$ 141,584	$ 137,280	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 576,571	$ 538,452	$ 493,382
Casualty
Revenue by major product
Net premiums earned									267,697	236,198	232,047
Casualty | General liability
Revenue by major product
Net premiums earned									84,985	85,020	96,659
Casualty | Commercial and personal umbrella
Revenue by major product
Net premiums earned									68,287	63,020	61,370
Casualty | Commercial transportation
Revenue by major product
Net premiums earned									34,701	34,106	40,262
Casualty | P&C package business
Revenue by major product
Net premiums earned									28,497	16,379
Casualty | Executive products
Revenue by major product
Net premiums earned									15,764	14,665	13,624
Casualty | Professional services
Revenue by major product
Net premiums earned									28,018	13,151	6,202
Casualty | Specialty programs
Revenue by major product
Net premiums earned									2,331	4,325	7,188
Casualty | Other
Revenue by major product
Net premiums earned									5,114	5,532	6,742
Property
Revenue by major product
Net premiums earned									202,402	203,660	181,645
Property | Commercial property
Revenue by major product
Net premiums earned									74,197	80,743	80,471
Property | Marine
Revenue by major product
Net premiums earned									56,367	51,654	47,981
Property | Crop reinsurance
Revenue by major product
Net premiums earned									24,506	34,935	27,082
Property | Property reinsurance
Revenue by major product
Net premiums earned									27,021	19,925	14,664
Property | Other property
Revenue by major product
Net premiums earned									20,311	16,403	11,447
Surety
Revenue by major product
Net premiums earned									106,472	98,594	79,690
Surety | Miscellaneous
Revenue by major product
Net premiums earned									39,299	34,837	24,855
Surety | Contract
Revenue by major product
Net premiums earned									26,329	24,354	18,970
Surety | Commercial
Revenue by major product
Net premiums earned									22,107	21,317	18,869
Surety | Oil and gas
Revenue by major product
Net premiums earned									$ 18,737	$ 18,086	$ 16,996

UNAUDITED INTERIM FINANCIAL INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
UNAUDITED INTERIM FINANCIAL INFORMATION
Net premiums earned	$ 147,764	$ 149,943	$ 141,584	$ 137,280	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 576,571	$ 538,452	$ 493,382
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Net realized investment gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Earnings before income taxes	28,575	36,480	36,568	41,109	40,128	34,907	67,730	40,821	142,732	183,586	179,667
Net earnings	$ 25,097	$ 25,463	$ 24,748	$ 28,038	$ 29,931	$ 23,969	$ 44,992	$ 27,706	$ 103,346	$ 126,598	$ 128,197
Basic earnings per share (in dollars per share)	$ 1.18	$ 1.2	$ 1.17	$ 1.32	$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 4.87	$ 6.01	$ 6.1
Diluted earnings per share (in dollars per share)	$ 1.16	$ 1.19	$ 1.15	$ 1.3	$ 1.39	$ 1.12	$ 2.11	$ 1.3	$ 4.79	$ 5.91	$ 6.04

ACQUISITIONS (Details) (USD $)	12 Months Ended				12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Casualty	Dec. 31, 2011 Casualty	Dec. 31, 2010 Casualty	Dec. 31, 2012 Surety	Dec. 31, 2011 Surety	Dec. 31, 2010 Surety	Dec. 31, 2012 Contractors Bonding and Insurance Company item person	Dec. 31, 2011 Contractors Bonding and Insurance Company	Apr. 28, 2011 Contractors Bonding and Insurance Company	Dec. 31, 2012 Contractors Bonding and Insurance Company Casualty	Dec. 31, 2012 Contractors Bonding and Insurance Company Surety	Dec. 31, 2012 Rockbridge	Nov. 02, 2012 Rockbridge state
Business acquisition
Number of states in which coverage is offered to individual physicians and physician groups																	50
Total business acquisition consideration																$ 16,700,000
Business acquisition consideration paid in cash													135,900,000			15,500,000
Present value of an earn-out agreement to be paid in future years																1,200,000
Number of contractors served by the acquiree											30,000
Number of insurance agents and brokers served by the acquiree											4,000
Number of regional branch offices operated by the acquiree											12
Amount of goodwill resulting from acquisition													20,400,000			12,400,000
Amount of separately identifiable intangible assets resulting from acquisition													14,500,000			4,200,000
Amount of separately identifiable intangible assets resulting from acquisition, net of related amortization											12,900,000
Valuation of insurance policies in force, including value of business acquired													10,800,000
Unearned premium (UEP) acquired													29,500,000
Percentage of unearned premium (UEP) acquired earned as revenue											96.00%
Unamortized unearned premium (UEP)	369,346,000	341,267,000									1,200,000
Unamortized value of business acquired (VOBA)	52,344,000	52,105,000	40,242,000	40,510,000							600,000
Premiums written											54,900,000	36,000,000		33,700,000	21,200,000
Pretax earnings contributed											14,000,000
Underwriting income	63,593,000	110,188,000	96,572,000		25,439,000	61,397,000	37,084,000	26,462,000	18,459,000	25,195,000	10,100,000	(100,000)
Net investment income											$ 3,900,000	$ 2,200,000

SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	$ 1,621,147
Fair Value	1,841,021
Amount at which shown in the balance sheet	1,840,881
Fixed maturities
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,306,084
Fair Value	1,390,457
Amount at which shown in the balance sheet	1,390,317
Fixed maturities | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,294,350
Fair Value	1,378,582
Amount at which shown in the balance sheet	1,378,582
Fixed maturities | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	11,728
Fair Value	11,868
Amount at which shown in the balance sheet	11,728
Fixed maturities | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	6
Fair Value	7
Amount at which shown in the balance sheet	7
U.S. Government | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	16,358
Fair Value	16,713
Amount at which shown in the balance sheet	16,713
U.S. Agency | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	11,609
Fair Value	11,759
Amount at which shown in the balance sheet	11,759
U.S. Agency | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	10,076
Fair Value	10,150
Amount at which shown in the balance sheet	10,076
Non U.S. Government & Agency | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	8,410
Fair Value	9,367
Amount at which shown in the balance sheet	9,367
Mtge/ABS/CMO | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	307,310
Fair Value	327,716
Amount at which shown in the balance sheet	327,716
Mtge/ABS/CMO | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	6
Fair Value	7
Amount at which shown in the balance sheet	7
Corporate | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	535,437
Fair Value	580,708
Amount at which shown in the balance sheet	580,708
Municipal | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	415,226
Fair Value	432,319
Amount at which shown in the balance sheet	432,319
Municipal | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,652
Fair Value	1,718
Amount at which shown in the balance sheet	1,652
Equity securities
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	240,287
Fair Value	375,788
Amount at which shown in the balance sheet	375,788
Ind Misc & all other
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	186,309
Fair Value	303,960
Amount at which shown in the balance sheet	303,960
I Shares (ind/misc)
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	53,978
Fair Value	71,828
Amount at which shown in the balance sheet	71,828
Cash and Short-term Investments
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	74,776
Fair Value	74,776
Amount at which shown in the balance sheet	$ 74,776

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 44,314	$ 81,184
Short-term investments, at cost which approximates fair value	30,462	23,865
Investments in unconsolidated investee, at equity value	52,128	49,968
Fixed income:
Available-for-sale, at fair value (amortized cost - $19,967 in 2012 and $28,048 in 2011)	1,378,582	1,146,317
Property and equipment, at cost, net of accumulated depreciation of $240 in 2012 and $2,616 in 2011	27,987	20,104
Total assets	2,644,632	2,654,834
Liabilities:
Bonds payable, long-term debt	100,000	100,000
Total liabilities	1,848,269	1,862,200
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 shares in 2012 and 21,162,137 shares in 2011)	32,728	32,627
Paid in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury shares at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders' equity	796,363	792,634	769,151	809,260
Total liabilities and shareholders' equity	2,644,632	2,654,834
PARENT COMPANY
ASSETS
Cash	14,023	346	26	109
Short-term investments, at cost which approximates fair value	431	11,217
Accounts receivable, affiliates	3,699
Investments in subsidiaries, at equity value	822,856	820,633
Investments in unconsolidated investee, at equity value	52,128	49,968
Fixed income:
Available-for-sale, at fair value (amortized cost - $19,967 in 2012 and $28,048 in 2011)	20,599	27,547
Property and equipment, at cost, net of accumulated depreciation of $240 in 2012 and $2,616 in 2011	709	4,771
Income taxes receivable - current		2,968
Deferred debt costs	112	219
Other assets	397	482
Total assets	914,954	918,151
Liabilities:
Accounts payable, affiliates		6,684
Income taxes payable--current	207
Income taxes payable--deferred	15,183	15,535
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	474	571
Total liabilities	118,591	125,517
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 shares in 2012 and 21,162,137 shares in 2011)	32,728	32,627
Paid in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury shares at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders' equity	796,363	792,634
Total liabilities and shareholders' equity	$ 914,954	$ 918,151

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	$ 1,294,350	$ 1,085,728
Property and equipment, accumulated depreciation	45,603	45,647
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,727,731	32,627,244
Common stock, shares outstanding (in shares)	21,262,624	21,162,137
Treasury stock, shares (in shares)	11,465,107	11,465,107
PARENT COMPANY
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	19,967	28,048
Property and equipment, accumulated depreciation	$ 240	$ 2,616
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,727,731	32,627,244
Common stock, shares outstanding (in shares)	21,262,624	21,162,137
Treasury stock, shares (in shares)	11,465,107	11,465,107

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income	$ 14,491	$ 14,221	$ 14,826	$ 15,293	$ 16,244	$ 15,954	$ 15,180	$ 16,303	$ 58,831	$ 63,681	$ 66,799
Net realized investment gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Equity in earnings of unconsolidated investee									8,853	6,497	7,101
Interest expense on debt									(6,050)	(6,050)	(6,050)	(6,000)
Loss before income taxes	28,575	36,480	36,568	41,109	40,128	34,907	67,730	40,821	142,732	183,586	179,667
Income tax benefit									39,386	56,988	51,470
Net earnings	25,097	25,463	24,748	28,038	29,931	23,969	44,992	27,706	103,346	126,598	128,197
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									44,079	32,230	33,552
Less: reclassification adjustment for losses (gains) included in net earnings									(18,234)	(10,897)	(14,971)
Other comprehensive earnings (OCI)									25,845	21,333	18,581
Comprehensive earnings									129,191	147,931	146,778
PARENT COMPANY
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income									837	1,179	675
Net realized investment gains (losses)									(2,834)	42	(13)
Equity in earnings of unconsolidated investee									8,853	6,497	7,101
Selling, general and administrative expenses									(7,867)	(7,766)	(7,998)
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes									(7,061)	(6,098)	(6,285)
Income tax benefit									(8,071)	(4,949)	(8,754)
Net earnings (loss) before equity in net earnings of subsidiaries									1,010	(1,149)	2,469
Equity in net earnings of subsidiaries									102,336	127,747	125,728
Net earnings									103,346	126,598	128,197
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									807	277	(530)
Less: reclassification adjustment for losses (gains) included in net earnings									(70)	(27)	8
Other comprehensive income (loss) - parent only									737	250	(522)
Equity in other comprehensive earnings of subsidiaries/investees									25,108	21,083	19,103
Other comprehensive earnings (OCI)									25,845	21,333	18,581
Comprehensive earnings									$ 129,191	$ 147,931	$ 146,778

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 4) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment (gains) losses	$ (9,139,000)	$ (5,481,000)	$ 664,000	$ (11,416,000)	$ (2,691,000)	$ 177,000	$ (10,050,000)	$ (4,472,000)		$ (25,372,000)	$ (17,036,000)	$ (23,243,000)
Depreciation										3,145,000	3,177,000	3,037,000
Other items, net										7,732,000	(9,144,000)	(521,000)
Change in:
Stock option excess tax benefit										(1,471,000)	(4,210,000)	(2,732,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(8,853,000)	(6,497,000)	(7,101,000)
Dividends received	6,600,000								7,900,000	6,600,000		7,920,000
Net cash provided by (used in) operating activities										36,240,000	117,991,000	100,235,000
Purchase of:
Fixed income, available-for-sale										(632,955,000)	(450,813,000)	(549,843,000)
Short-term investments, net										(6,597,000)
Property and equipment										(18,521,000)	(5,382,000)	(2,841,000)
Sale of:
Fixed income, available-for-sale										181,338,000	383,664,000	323,887,000
Short-term investments, net											15,922,000	64,673,000
Property and equipment										3,913,000	1,424,000	544,000
Call or maturity of:
Fixed income, available-for-sale										248,134,000	261,654,000	382,456,000
Net cash provided by investing activities										52,352,000	87,641,000	92,606,000
Cash flows from financing activities:
Stock option excess tax benefit										1,471,000	4,210,000	2,732,000
Proceeds from stock option exercises										6,104,000	8,821,000	5,087,000
Treasury shares purchased											(6,624,000)	(23,858,000)
Net cash used in financing activities										(125,462,000)	(124,448,000)	(192,841,000)
Net (decrease) increase in cash										(36,870,000)	81,184,000
Cash at beginning of year				81,184,000						81,184,000
Cash at end of year	44,314,000				81,184,000					44,314,000	81,184,000
PARENT COMPANY
Cash flows from operating activities:
Earnings (loss) before equity in net earnings of subsidiaries										1,010,000	(1,149,000)	2,469,000
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment (gains) losses										2,834,000	(42,000)	13,000
Depreciation										30,000	235,000	271,000
Other items, net										852,000	(104,000)	255,000
Change in:
Affiliate balances receivable/payable										(10,383,000)	3,026,000	(1,109,000)
Federal income taxes										3,964,000	3,330,000	1,730,000
Stock option excess tax benefit										(1,471,000)	(4,210,000)	(2,732,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(8,853,000)	(6,497,000)	(7,101,000)
Dividends received										6,600,000		7,920,000
Net cash provided by (used in) operating activities										(5,417,000)	(5,411,000)	1,716,000
Purchase of:
Fixed income, available-for-sale										(20,147,000)	(29,621,000)	(42,908,000)
Short-term investments, net											(10,198,000)
Property and equipment										(2,656,000)	(11,000)	(6,000)
Sale of:
Fixed income, available-for-sale										7,938,000	8,125,000
Short-term investments, net										10,786,000		15,072,000
Property and equipment										3,108,000
Call or maturity of:
Fixed income, available-for-sale										20,185,000	24,400,000	27,930,000
Cash dividends received-subsidiaries										138,000,000	150,000,000	208,000,000
Net cash provided by investing activities										157,214,000	142,695,000	208,088,000
Cash flows from financing activities:
Stock option excess tax benefit										1,471,000	4,210,000	2,732,000
Proceeds from stock option exercises										6,104,000	8,821,000	5,087,000
Treasury shares purchased											(6,624,000)	(23,858,000)
Cash dividends paid										(145,695,000)	(143,371,000)	(193,848,000)
Net cash used in financing activities										(138,120,000)	(136,964,000)	(209,887,000)
Net (decrease) increase in cash										13,677,000	320,000	(83,000)
Cash at beginning of year				346,000				26,000		346,000	26,000	109,000
Cash at end of year	14,023,000				346,000				26,000	14,023,000	346,000	26,000
Interest paid on outstanding debt										$ 6,000,000	$ 6,000,000	$ 6,000,000

SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary insurance information
Deferred policy acquisition costs	$ 52,344	$ 52,105	$ 40,242
Unpaid losses and settlement expenses, gross	1,158,483	1,150,714	1,173,943
Unearned premiums, gross	369,346	341,267	301,537
Net premiums earned	576,571	538,452	493,382
Incurred losses and settlement expenses
Current accident year	336,228	310,145	284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Policy acquisition costs	196,362	183,868	156,894
Other operating expenses	44,971	44,312	38,584
Net premiums written	593,086	549,638	485,140
Casualty segment
Supplementary insurance information
Deferred policy acquisition costs	19,673	18,507	13,439
Unpaid losses and settlement expenses, gross	955,730	973,077	1,005,935
Unearned premiums, gross	199,672	171,768	157,249
Net premiums earned	267,697	236,198	232,047
Incurred losses and settlement expenses
Current accident year	184,555	168,983	179,463
Prior accident years	(40,449)	(83,892)	(64,602)
Policy acquisition costs	76,765	67,495	59,628
Other operating expenses	21,387	22,215	20,474
Net premiums written	284,058	238,611	223,253
Property segment
Supplementary insurance information
Deferred policy acquisition costs	14,523	14,474	12,658
Unpaid losses and settlement expenses, gross	169,250	133,861	134,691
Unearned premiums, gross	103,854	103,346	93,265
Net premiums earned	202,402	203,660	181,645
Incurred losses and settlement expenses
Current accident year	132,507	120,422	90,734
Prior accident years	(16,800)	(18,453)	(8,271)
Policy acquisition costs	60,070	57,878	52,847
Other operating expenses	14,933	13,481	12,042
Net premiums written	202,971	210,904	179,899
Surety segment
Supplementary insurance information
Deferred policy acquisition costs	18,148	19,124	14,145
Unpaid losses and settlement expenses, gross	33,503	43,776	33,317
Unearned premiums, gross	65,820	66,153	51,023
Net premiums earned	106,472	98,594	79,690
Incurred losses and settlement expenses
Current accident year	19,166	20,740	14,378
Prior accident years	(7,334)	(7,716)	(10,370)
Policy acquisition costs	59,527	58,495	44,419
Other operating expenses	8,651	8,616	6,068
Net premiums written	$ 106,057	$ 100,123	$ 81,988

SCHEDULE IV-REINSURANCE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RLI Insurance Group Premiums earned
Direct amount	$ 679,124	$ 625,963	$ 599,669
Ceded to other companies	180,150	154,495	153,924
Assumed from other companies	77,597	66,984	47,637
Net amount	576,571	538,452	493,382
Percentage of amount assumed to net	13.50%	12.40%	9.70%
Casualty
RLI Insurance Group Premiums earned
Direct amount	362,724	327,411	325,707
Ceded to other companies	96,039	91,991	94,807
Assumed from other companies	1,012	778	1,147
Net amount	267,697	236,198	232,047
Percentage of amount assumed to net	0.40%	0.30%	0.50%
Property
RLI Insurance Group Premiums earned
Direct amount	203,072	194,946	189,298
Ceded to other companies	76,817	56,356	53,487
Assumed from other companies	76,147	65,070	45,834
Net amount	202,402	203,660	181,645
Percentage of amount assumed to net	37.60%	32.00%	25.20%
Surety
RLI Insurance Group Premiums earned
Direct amount	113,328	103,606	84,664
Ceded to other companies	7,294	6,148	5,630
Assumed from other companies	438	1,136	656
Net amount	$ 106,472	$ 98,594	$ 79,690
Percentage of amount assumed to net	0.40%	1.20%	0.80%

SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for uncollectible reinsurance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for uncollectible reinsurance
Allowance for uncollectible reinsurance
Balance at beginning of period	$ 26,404	$ 26,900	$ 29,620
Amounts charged to expense	0		(1,865)
Amounts recovered (written off)	0	(496)	(855)
Balance at end of period	$ 26,404	$ 26,404	$ 26,900

SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Claims and claim adjustment expenses incurred related to:
Current accident year	$ 336,228	$ 310,145	$ 284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Amortization of deferred acquisition costs	196,362	183,868	156,894
Consolidated property-casualty insurance operations
SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
Deferred policy acquisition costs	52,344	52,105	40,242
Claims and claim adjustment expense reserves	1,158,483	1,150,714	1,173,943
Unearned premiums, gross	369,346	341,267	301,537
Net premiums earned	576,571	538,452	493,382
Net investment income	58,831	63,681	66,799
Claims and claim adjustment expenses incurred related to:
Current accident year	336,228	310,145	284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Amortization of deferred acquisition costs	196,362	183,868	156,894
Paid claims and claims adjustment expenses	269,955	276,461	191,620
Net premiums written	$ 593,086	$ 549,638	$ 485,140